File No. 33-83240
Filed on April 30, 2014	File No. 811-8726

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☐
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	21	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☐
Amendment No.	24	☒

(Check appropriate box or boxes)

T. ROWE PRICE VARIABLE ANNUITY ACCOUNT OF FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Exact Name of Registrant)

First Security Benefit Life Insurance and Annuity Company of New York
(Name of Depositor)

800 Westchester Avenue, Suite 641N., Rye Brook, New York 10573
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, Including Area Code:
1-800-355-4570

Name and Address of Agent for Service:
Chris Swickard Associate General Counsel First Security Benefit Life Insurance and Annuity Company of New York One Security Benefit Place Topeka, KS 66636-0001

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2014, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on May 1, 2014, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts (the “Contract”).

Variable Annuity Prospectus

T. Rowe Price No-Load Variable Annuity
An Individual Flexible Premium
Deferred Variable Annuity Contract
May 1, 2014

Issued By: First Security Benefit Life Insurance and Annuity Company of New York 800 Westchester Avenue, Suite 641N. Rye Brook, New York 10573 1-800-355-4570	Mailing Address: First Security Benefit Life Insurance and Annuity Company of New York P.O. Box 750497 Topeka, Kansas 66675-0497 1-800-239-4703

Variable Annuity Prospectus

INTRODUCTION

†
The Securities and Exchange Commission has not approved or disapproved these securities or determined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

†
Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain summary prospectuses or prospectuses for the Underlying Funds by contacting the Company at 1-800-239-4703.

†
The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

This Prospectus describes the T. Rowe Price No-Load Variable Annuity—a flexible premium deferred variable annuity contract (the “Contract”) issued by First Security Benefit Life Insurance and Annuity Company of New York (the “Company”). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available as an individual retirement annuity (“IRA”) qualified under Section 408 or a Roth IRA qualified under Section 408A, of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

You may allocate your purchase payments and Account Value to one or more of the Subaccounts that comprise a separate account of the Company called the T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York, or to the Fixed Interest Account of the Company. Each Subaccount invests in a corresponding Portfolio of the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., or the T. Rowe Price International Series, Inc. (the “Funds”). Each Portfolio is listed under its respective Fund below.

T. Rowe Price Equity Series, Inc.

T. Rowe Price New America Growth Portfolio
T. Rowe Price Mid-Cap Growth Portfolio1
T. Rowe Price Equity Income Portfolio
T. Rowe Price Personal Strategy Balanced Portfolio
T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price Health Sciences Portfolio
T. Rowe Price Equity Index 500 Portfolio

T. Rowe Price Fixed Income Series, Inc.

T. Rowe Price Limited-Term Bond Portfolio
T. Rowe Price Prime Reserve Portfolio

T. Rowe Price International Series, Inc.

T. Rowe Price International Stock Portfolio

The investments made by the Funds at any given time are not expected to be the same as the investments made by other mutual funds sponsored by T. Rowe Price Associates, Inc. or T. Rowe Price International, Inc., including other mutual funds with investment objectives and policies similar to those of the Portfolios. Different

1
The Mid Cap Growth Subaccount, which invests in the Mid-Cap Growth Portfolio, is currently closed. Y ou may not allocate purchase payments or exchange your Account Value to the Mid-Cap Growth Subaccount.

2

Variable Annuity Prospectus

performance will result due to differences in cash flows into and out of the Portfolios, different fees and expenses and differences in portfolio size and positions.

As of April 1, 2009, T. Rowe Price has suspended the sale of new direct-sold variable annuity contracts and incoming tax-free exchanges but will continue to allow ongoing purchases into existing contracts. T. Rowe Price and the Company will continue to service the variable annuity contracts for existing contractholders, but will not offer new contracts at this time.

Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. To the extent that you allocate Account Value to the Subaccounts, the Company does not guarantee any minimum amount of Account Value.

Amounts that you allocate to the Fixed Interest Account will accrue interest at rates that are paid by the Company as described in “The Fixed Interest Account.” The Company guarantees Account Value allocated to the Fixed Interest Account, subject to its financial strength and claims-paying ability.

When you are ready to receive Annuity Payments, the Contract provides several options for Annuity Payments (see “Annuity Options“).

You may return a Contract according to the terms of its Free-Look Right (see “Free-Look Right”). This Prospectus concisely sets forth information about the Contract and the T. Rowe Price Variable Annuity Account that you should know before purchasing the Contract. This prospectus should be read carefully and kept for future reference. The “Statement of Additional Information,” dated May 1, 2014, which has been filed with the Securities and Exchange Commission (“SEC”) contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Portfolios by writing the Company at P.O. Box 750497, Topeka, Kansas 66675-0497, or by calling 1-800-239-4703. The table of contents of the Statement of Additional Information is set forth on page 51 of this Prospectus.

The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

Date:  May 1, 2014

3

Variable Annuity Prospectus

CONTENTS

†
The Contract is available only in New York. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

Definitions	5
Summary	7
Expense Table	10
Condensed Financial Information	11
Information About the Company, the Separate Account, and the Funds	13
The Contract	16
Charges and Deductions	29
Annuity Payments	30
The Fixed Interest Account	34
More About the Contract	37
Federal Tax Matters	38
Other Information	46
Performance Information	49
Additional Information	50
Table of Contents For Statement of Additional Information	51

4

Variable Annuity Prospectus

DEFINITIONS

†	Various terms commonly used in this Prospectus are defined as follows:

Account Value The total value of a Contract, which includes amounts allocated to the Subaccounts and the Fixed Interest Account. The Company determines Account Value as of each Valuation Date prior to the Annuity Payout Date and on and after the Annuity Payout Date under Annuity Options 5 through 7.

Accumulation Period The period commencing on the Contract Date and ending on the Annuity Payout Date or, if earlier, when the Contract is terminated through a full withdrawal, payment of charges, or payment of the death benefit proceeds.

Accumulation Unit A unit of measure used to calculate Account Value.

Administrative Office First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497, 1-800-239-4703.

Annuitant The person or persons that you designate on whose life Annuity Payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.

Annuity A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

Annuity Options or Options Options under the Contract that prescribe the provisions under which a series of Annuity Payments are made.

Annuity Payments Payments made beginning on the Annuity Payout Date according to the provisions of the Annuity Option selected. Annuity Payments are made on the same day of each month, on a monthly, quarterly, semiannual or annual basis depending upon the Annuity Option selected.

Annuity Payout Date The date when Annuity Payments begin as elected by the Owner.

Annuity Period The period beginning on the Annuity Payout Date during which Annuity Payments are made.

Automatic Investment Program A program pursuant to which purchase payments are automatically paid from your bank account on a specified day of the month, on a monthly, quarterly, semiannual or annual basis, or a salary reduction arrangement.

Contract Date The date the Contract begins as shown in your Contract. Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

Contractowner or Owner The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

Contract Year Each 12-month period measured from the Contract Date.

Designated Beneficiary The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Payout Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner:

5

Variable Annuity Prospectus

the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above is alive, the Owner’s Estate.

Fixed Interest Account An account that is part of the Company’s General Account to which you may allocate all or a portion of your Account Value to be held for accumulation at fixed rates of interest (which may not be less than 3%) declared periodically by the Company.

Funds T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price International Series, Inc. The Funds are diversified, open-end management investment companies commonly referred to as mutual funds.

General Account All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

Payment Unit A unit of measure used to calculate Annuity Payments under Options 1 through 4.

Portfolio A portfolio or series of one of the Funds that serves as an investment vehicle for its corresponding Subaccount.

Purchase Payment The amounts paid to the Company as consideration for the Contract.

Separate Account The T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Portfolio. Account Value may be allocated to Subaccounts of the Separate Account for variable accumulation.

Subaccount A division of the Separate Account of the Company which invests in a corresponding Portfolio of one of the Funds.

Valuation Date Each date on which the Separate Account is valued, which currently includes each day that the Company and the New York Stock Exchange are both open for trading. The Company and the New York Stock Exchange are closed on weekends and on observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Valuation Period A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

Withdrawal Value The amount you will receive upon full withdrawal of the Contract. It is equal to Account Value less any uncollected premium taxes.

6

Variable Annuity Prospectus

SUMMARY

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Interest Account is briefly described under “The Fixed Interest Account” and in the Contract.

Purpose of the Contract

The flexible premium deferred variable annuity contract (the “Contract”) described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

You may purchase the Contract as a non-tax qualified retirement plan for an individual (“Non-Qualified Plan”). If you are eligible, you may also purchase the Contract as an individual retirement annuity (“IRA”) qualified under Section 408 or a Roth IRA qualified under Section 408A, of the Internal Revenue Code of 1986, as amended (“Qualified Plan”). See the discussion of IRAs and Roth IRAs under “Section 408 and Section 408A.”

The Separate Account and the Funds

The Separate Account is currently divided into accounts, each referred to as a Subaccount. See “Separate Account.” Each Subaccount invests exclusively in shares of a Portfolio, each of which has a different investment objective and policies. Each Portfolio is listed under its respective Fund below.

T. Rowe Price Equity Series, Inc.
T. Rowe Price New America Growth Portfolio
T. Rowe Price Mid-Cap Growth Portfolio2
T. Rowe Price Equity Income Portfolio
T. Rowe Price Personal Strategy Balanced Portfolio
T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price Health Sciences Portfolio
T. Rowe Price Equity Index 500 Portfolio

T. Rowe Price Fixed Income Series, Inc.
T. Rowe Price Limited-Term Bond Portfolio
T. Rowe Price Prime Reserve Portfolio

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio

You may allocate your purchase payments and Account Value among the available Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Portfolio in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

Fixed Interest Account

You may allocate all or part of your purchase payments and Account Value to the Fixed Interest Account, which is part of the Company’s General Account. Amounts that you allocate to the Fixed Interest Account earn

2
The Mid-Cap Growth Subaccount, which invests in the Mid-Cap Growth Portfolio, is currently closed. You may not allocate purchase payments or exchange your Account Value to the Mid-Cap Growth Subaccount.

7

Variable Annuity Prospectus

interest at rates determined at the discretion of the Company and that are guaranteed to be at least an effective annual rate of 3%. See “The Fixed Interest Account.”

Purchase Payments

If you are purchasing a Contract as a Non-Qualified Plan, your initial purchase payment must be at least $10,000 ($5,000 under an Automatic Investment Program). If you are purchasing a Contract as a Qualified Plan, your initial purchase payment must be at least $2,000 ($25 under an Automatic Investment Program). Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum subsequent purchase payment is $1,000 ($200 under an Automatic Investment Program) for a Non-Qualified Plan or $500 ($25 under an Automatic Investment Program) for a Qualified Plan. See “Purchase Payments.”

Contract Benefits

You may exchange Account Value among the Subaccounts and to and from the Fixed Interest Account, subject to certain restrictions as described in “The Contract,” “Annuity Payments” and “The Fixed Interest Account.”

At any time before the Annuity Payout Date, you may surrender your Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Account Value. On or after the Annuity Payout Date, you may withdraw your Account Value under Annuity Options 5 through 7. Withdrawals of Account Value allocated to the Fixed Interest Account are subject to certain restrictions described in “The Fixed Interest Account.” See “Full and Partial Withdrawals,” “Annuity Payments” and “Federal Tax Matters” for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59½.

The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Payout Date. See “Death Benefit” for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees Annuity Payments under the fixed Annuity Options, subject to its financial strength and claims-paying ability. See “Annuity Payments.”

Free-Look Right

You may return the Contract within the Free-Look Period, which is generally a 30-day period beginning when you receive the Contract (or a 60-day period if you are purchasing your Contract in connection with a replacement of another annuity or a life insurance Contract). In this event, the Company will refund to you as of the Valuation Date on which we receive your Contract any Purchase Payments allocated to the Fixed Interest Account. The Company will also refund as of the Valuation Date on which we receive your Contract any Account Value in the Subaccounts. The Company will refund Purchase Payments allocated to the Subaccounts rather than Account Value in those circumstances in which it is required to do so. See “Free-Look Right.”

Charges and Deductions

The Company does not deduct a sales load from purchase payments before allocating them to your Account Value. Certain charges will be deducted in connection with the Contract as described below.

†
Mortality and Expense Risk Charge The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks equal to an annual rate of 0.55% of each Subaccount’s average daily net assets. The Company may also deduct this charge during the Annuity Period. See “Mortality and Expense Risk Charge.”

†
Premium Tax Charge The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Payout Date or upon a full or partial withdrawal (including a systematic withdrawal) if a premium tax was incurred bys

8

Variable Annuity Prospectus

the Company and is not refundable. The Company reserves the right to deduct such taxes, if imposed, when due or anytime thereafter. No premium tax is currently imposed in the State of New York. See “Premium Tax Charge.”

†
Other Expenses Investment management fees and operating expenses of the Portfolios are paid by the Portfolios and are reflected in the net asset value of their shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the summary prospectus or prospectus for each Portfolio for more information about Portfolio expenses.

The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Federal Tax Considerations

All or part of any distribution, including an actual distribution of funds such as a surrender or Annuity Payment and a pledge or assignment of a contract, is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner’s reaching age 59½. Special tax rules apply to qualified Contracts, and distributions from certain qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See “Federal Tax Matters.”)

Tax-Free Exchanges

You can generally exchange one contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest. If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

The Internal Revenue Service has ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the contract within one year of the exchange. Please see your tax advisor for further information.

Contacting the Company

You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling 1-800-239-4703.

9

Variable Annuity Prospectus

EXPENSE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

Table 1

Contractowner Transaction Expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes (which currently range from 0% to 3.5%), which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See “Mortality and Expense Risk Charge.”

Sales Load on Purchase Payments	None
Contingent Deferred Sales Load	None
Periodic Expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Portfolios
Annual Maintenance Fee	None
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge	0.55%
Total Separate Account Annual Expenses	0.55%

The table below shows the minimum and maximum total operating expenses charged by the Portfolios. You will pay the expenses of the Portfolios corresponding to the Subaccounts in which you invest during the time that you own the Contract. More details concerning each Portfolio’s fees and expenses are contained in its prospectus.

Table 2

	Minimum	Maximum
Total Annual Portfolio Operating Expenses1	0.40%	1.05%

1
Expenses deducted from Portfolio assets include management fees, distribution (12b-1) fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Portfolio with the highest total operating expenses for the one-year period ended December 31, 2013, and the minimum expenses represent the total annual operating expenses of that Portfolio with the lowest total operating expenses for the one-year period ended December 31, 2013. Current and future total operating expenses of the Portfolios could be higher or lower than those shown in the table.

Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, separate account annual expenses and Portfolio fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of the Contract and any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Table 3

	1 Year	3 Years	5 Years	10 Years
Whether or not you surrender or annuitize your Contract at the end of the applicable time period	$163	$505	$871	$1,900

10

Variable Annuity Prospectus

CONDENSED FINANCIAL INFORMATION

The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ending December 31.

Table 4

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
New America Growth	2013	31.70	43.51	79,146
	2012	28.18	31.70	82,792
	2011	28.64	28.18	83,863
	2010	24.07	28.64	87,713
	2009	16.16	24.07	89,608
	2008	26.31	16.16	94,617
	2007	23.26	26.31	101,519
	2006	21.79	23.26	108,020
	2005	20.97	21.79	122,898
	2004	19.01	20.97	126,686
Mid-Cap Growth	2013	40.99	55.72	145,261
	2012	36.18	40.99	150,876
	2011	36.85	36.18	162,429
	2010	28.92	36.85	168,128
	2009	19.97	28.92	176,349
	2008	33.33	19.97	210,640
	2007	28.52	33.33	218,182
	2006	26.89	28.52	230,872
	2005	23.57	26.89	240,360
	2004	20.02	23.57	229,651
Equity Income	2013	38.64	49.85	124,422
	2012	33.17	38.64	138,809
	2011	33.59	33.17	146,190
	2010	29.37	33.59	153,963
	2009	23.51	29.37	159,050
	2008	37.00	23.51	167,200
	2007	36.03	37.00	184,360
	2006	30.45	36.03	196,482
	2005	29.47	30.45	213,636
	2004	25.78	29.47	204,994
Personal Strategy Balanced	2013	37.43	43.89	86,330
	2012	32.68	37.43	83,221
	2011	32.97	32.68	84,387
	2010	29.16	32.97	85,330
	2009	22.19	29.16	90,158
	2008	31.82	22.19	97,988
	2007	29.74	31.82	103,294
	2006	26.73	29.74	87,917
	2005	25.26	26.73	84,666
	2004	22.51	25.26	76,223
Blue Chip Growth	2013	12.85	18.04	34,256
	2012	10.93	12.85	34,850
	2011	10.82	10.93	34,150
	2010	9.35	10.82	35,168
	2009	6.61	9.35	43,566
	2008	11.56	6.61	44,726
	2007	10.31	11.56	56,199
	2006	9.46	10.31	39,646
	2005	8.98	9.46	26,279
	2004	8.30	8.98	26,740

11

Variable Annuity Prospectus

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Health Sciences	2013	22.11	33.17	83,069
	2012	16.92	22.11	64,712
	2011	15.38	16.92	62,973
	2010	13.37	15.38	60,690
	2009	10.22	13.37	54,744
	2008	14.47	10.22	52,287
	2007	12.33	14.47	49,967
	2006	11.40	12.33	48,737
	2005	10.11	11.40	45,041
	2004	8.79	10.11	35,797
Equity Index 500	2013	12.28	16.12	34,640
	2012	10.69	12.28	31,412
	2011	10.55	10.69	48,113
	2010	9.26	10.55	51,862
	2009	7.39	9.26	51,185
	2008	11.86	7.39	53,974
	2007	11.34	11.86	52,826
	2006	9.89	11.34	69,055
	2005	9.48	9.89	69,684
	2004	8.64	9.48	61,287
Limited-Term Bond	2013	20.02	19.93	45,493
	2012	19.64	20.02	59,518
	2011	19.44	19.64	59,838
	2010	18.96	19.44	63,849
	2009	17.61	18.96	58,385
	2008	17.43	17.61	35,187
	2007	16.62	17.43	68,422
	2006	16.06	16.62	40,255
	2005	15.87	16.06	36,808
	2004	15.79	15.87	31,394
Prime Reserve	2013	14.10	14.02	32,988
	2012	14.18	14.10	42,315
	2011	14.25	14.18	48,771
	2010	14.31	14.25	44,382
	2009	14.34	14.31	67,890
	2008	14.04	14.34	106,718
	2007	13.46	14.04	79,566
	2006	12.94	13.46	67,473
	2005	12.66	12.94	99,089
	2004	12.62	12.66	93,879
International Stock	2013	20.82	23.62	81,950
	2012	17.68	20.82	96,440
	2011	20.39	17.68	97,937
	2010	17.92	20.39	101,295
	2009	11.82	17.92	106,573
	2008	23.17	11.82	107,881
	2007	20.62	23.17	144,006
	2006	17.41	20.62	104,018
	2005	15.08	17.41	104,267
	2004	13.33	15.08	96,630

12

Variable Annuity Prospectus

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS

First Security Benefit Life Insurance and Annuity Company of New York

The Company is a stock life insurance company organized under the laws of the State of New York on November 8, 1994. The Company offers variable annuity contracts in New York and is admitted to do business in that state. On September 8, 1995, the Company merged with and is the successor corporation of Pioneer National Life Insurance Company, a stock life insurance company organized under the laws of the State of Kansas. The Company is a wholly-owned subsidiary of Security Benefit Corporation and is ultimately controlled by Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

Published Ratings

The Company may from time to time publish in advertisements, sales literature, and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

Separate Account

T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York

The Company established the T. Rowe Price Variable Annuity Account as a separate account under New York law on November 11, 1994. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

The Contract provides that income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains, or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Portfolio. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Portfolios or other securities, mutual funds, or investment vehicles. Under its contract with the underwriter, T. Rowe Price Investment Services, Inc. (“Investment Services”), the Company cannot add new Subaccounts, or substitute shares of another portfolio, without the consent of Investment Services, unless (1) such change is necessary to comply with applicable

13

Variable Annuity Prospectus

laws, (2) shares of any or all of the Portfolios should no longer be available for investment, or (3) the Company receives an opinion from counsel acceptable to Investment Services that substitution is in the best interest of Contractowners and that further investment in shares of the Portfolio(s) would cause undue risk to the Company. See “Substitution of Investments.” For more information about the underwriter, see “Distribution of the Contract.”

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.

The Funds

Each Fund is a diversified, open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Portfolios. Each Portfolio pursues different investment objectives and policies.

Shares of the Portfolios currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Portfolios have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Portfolios, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other fund, even if both the Portfolio and the other fund are managed by the same adviser.

Because the Portfolios may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Portfolios also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of owners of various contracts for which the Portfolios serve as investment vehicles might at some time be in conflict. However, the Company and each Portfolio’s Board of Directors are required to monitor events in order to identify any material conflicts that arise from the use of the Portfolios for mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Portfolio(s) involved in the conflict. This might force a Portfolio to sell securities at disadvantageous prices.

A summary of the investment objective of each Portfolio is set forth below. We cannot assure that any Portfolio will achieve its objective. More detailed information is contained in the accompanying summary prospectuses or prospectuses of the Portfolios, including information on the risks associated with the investments and investment techniques of each Portfolio.

The Portfolio summary prospectuses or prospectuses accompany this Prospectus and should be carefully read in conjunction with this Prospectus before investing. You may obtain summary prospectuses or prospectuses for the Underlying Funds by contacting the Company at 1-800-239-4703.

T. Rowe Price New America Growth Portfolio

The investment objective of the New America Growth Portfolio is to seek to provide long-term capital growth by investing primarily in the common stocks of growth companies.

14

Variable Annuity Prospectus

T. Rowe Price Mid-Cap Growth Portfolio3

The investment objective of the Mid-Cap Growth Portfolio is to seek to provide long-term capital appreciation by investing in mid-cap stocks with potential for above average earnings growth.

T. Rowe Price Equity Income Portfolio

The investment objective of the Equity Income Portfolio is to seek a high level of dividend income and long-term capital growth primarily through investments in stocks.

T. Rowe Price Personal Strategy Balanced Portfolio

The investment objective of the Personal Strategy Balanced Portfolio is to seek the highest total return over time consistent with an emphasis on both capital appreciation and income.

T. Rowe Price Blue Chip Growth Portfolio

The investment objective of the Blue Chip Growth Portfolio is to seek to provide long-term capital growth . Income is a secondary objective.

T. Rowe Price Health Sciences Portfolio

The investment objective of the Health Sciences Portfolio is to seek long-term capital appreciation .

T. Rowe Price Equity Index 500 Portfolio4

The investment objective of the Equity Index 500 Portfolio is to seek to track the performance of a benchmark index that measures the investment return of large-capitalization U.S. stocks.

T. Rowe Price Limited-Term Bond Portfolio

The investment objective of the Limited-Term Bond Portfolio is to seek a high level of income consistent with moderate fluctuations in principal value by investing primarily in short- and intermediate-term bonds.

T. Rowe Price Prime Reserve Portfolio

The investment objectives of the Prime Reserve Portfolio are to seek preservation of capital, liquidity, and, consistent with these, the highest possible current income .

T. Rowe Price International Stock Portfolio

The investment objective of the International Stock Portfolio is to seek long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.

The Investment Advisers

T. Rowe Price Associates, Inc. (“T. Rowe Price”), located at 100 East Pratt Street, Baltimore, Maryland 21202, serves as Investment Adviser to each Portfolio. T. Rowe Price International, Ltd. (“TRP International”), a direct subsidiary of T. Rowe Price, is authorized to trade securities and make discretionary investment decisions on behalf of the T. Rowe Price International Stock Portfolio. TRP International’s office is located at 60 Queen Victoria Street, London EC4N 4TZ, United Kingdom. T. Rowe Price oversees the selection and management of portfolio investments for each Portfolio. T. Rowe Price and TRP International are registered with the SEC as

2
The Mid-Cap Growth Subaccount, which invests in the Mid-Cap Growth Portfolio, is currently closed. You may not allocate purchase payments or exchange your Account Value to the Mid-Cap Growth Subaccount.

3
Standard & Poor’s,” “S&P,” “S&P 500,” “Standard & Poor’s 500” and “500” are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by T. Rowe Price. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

15

Variable Annuity Prospectus

investment advisers. TRP International is registered or licensed with the United Kingdom Financial Services Authority and other non-U.S. regulatory authorities.

The Company has developed the Contract in cooperation with Investment Services and has included the Portfolios eligible for use by variable insurance products in the T. Rowe Price family of funds based on recommendations made by Investment Services, whose selection criteria may differ from the Company’s selection criteria.

T. Rowe Price and TRP International are wholly-owned subsidiaries of T. Rowe Price Group, Inc., a publicly traded financial services holding company, and are not affiliated with the Company. Investment Services, a wholly-owned subsidiary of T. Rowe Price, also is not affiliated with the Company. The Company has no responsibility for the management or operations of the Portfolios.

THE CONTRACT

General

The Company issues the Contract offered by this Prospectus. It is a flexible premium deferred variable annuity. To the extent that you allocate all or a portion of your purchase payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving Annuity Payments, the Contract provides several Annuity Options under which the Company will pay periodic Annuity Payments on a variable basis, a fixed basis, or both, beginning on the Annuity Payout Date. The amount that will be available for Annuity Payments will depend on the investment performance of the Subaccounts to which you have allocated Account Value and the amount of interest credited on Account Value that you have allocated to the Fixed Interest Account.

The Contract is available for purchase by an individual as a non-tax qualified retirement plan (“Non-Qualified Plan”). The Contract is also eligible for purchase as an individual retirement annuity (“IRA”) qualified under Section 408 or a Roth IRA under Section 408A, of the Internal Revenue Code (“Qualified Plan”). You may name Joint Owners only on a Contract issued pursuant to a Non-Qualified Plan.

If you are purchasing the Contract as an investment vehicle for an IRA or Roth IRA, you should consider that the Contract does not provide any additional tax advantage beyond those already available through the IRA or Roth IRA itself. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options that guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

Important Information About Your Benefits Under the Contract

The benefits under the Contract are paid by us from our General Account assets and/or your Account Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.

Assets in the Separate Account

Your Contract permits you to allocate Purchase Payments and Account Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Account Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.

16

Variable Annuity Prospectus

Assets in the General Account

Any guarantees under the Contract that exceed your Account Value (such as those associated with the guaranteed death benefit), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.

Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.

Financial Statements

We encourage both existing and prospective Contractowners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available without charge by writing to the Company at P.O. Box 750497, Topeka, Kansas 66675-0497, or by calling the Company at 1-800-239-4703. You also may obtain our most recent annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1-800-888-2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.

Application for a Contract

If you wish to purchase a Contract, you may submit an application and an initial purchase payment to the Company, as well as any other form or information that the Company may require. The initial purchase payment may be made by check or, if you own shares of one or more mutual funds distributed by Investment Services (“T. Rowe Price Funds”), you may elect on the application to redeem shares of that fund(s) and forward the redemption proceeds to the Company. Any such transaction shall be effected by Investment Services, the distributor of the T. Rowe Price Funds and the Contract. If you redeem fund shares, it is a sale of shares for tax purposes, which may result in a taxable gain or loss. You may obtain an application by contacting the Administrative Office. The Company reserves the right to reject an application or purchase payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

The maximum age of an Owner or Annuitant for which a Contract will be issued is 85. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

Purchase Payments

If you are purchasing a Contract as a Non-Qualified Plan, the minimum initial purchase payment is $10,000 ($5,000 under an Automatic Investment Program). If you are purchasing a Contract as a Qualified Plan, the minimum initial purchase payment is $2,000 ($25 under an Automatic Investment Program). Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum subsequent purchase payment is $1,000 ($200 under an Automatic Investment Program) for Non-Qualified Plans and $500 ($25 under an Automatic Investment Program) for Qualified Plans. The Company may reduce the minimum purchase

17

Variable Annuity Prospectus

payment requirements under certain circumstances, such as for group or sponsored arrangements. The Company will not accept without prior Company approval aggregate purchase payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.

The Company will apply the initial purchase payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office; provided that the purchase payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such purchase payment. If the Company does not receive a complete application, the Company will hold your purchase payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the purchase payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial purchase payment or if the Company determines it cannot otherwise issue the Contract and/or apply the purchase payment to your Contract, the Company will return the initial purchase payment to you unless you consent to the Company retaining the purchase payment until the application is made complete.

The Company will credit subsequent purchase payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent purchase payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” You may make purchase payments after the initial purchase payment at any time prior to the Annuity Payout Date, so long as the Owner is living. Subsequent purchase payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent purchase payments may be paid under an Automatic Investment Program or, if you own shares of one or more T. Rowe Price Funds, you may direct Investment Services to redeem shares of that fund(s) and forward the redemption proceeds to the Company as a subsequent purchase payment. The initial purchase payment must be paid before the Company will accept an Automatic Investment Program. If you redeem fund shares, it is a sale of shares for tax purposes, which may result in a taxable gain or loss.

If mandated under applicable law, the Company may be required to reject a purchase payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for exchanges, full or partial withdrawals (including systematic withdrawals), or death benefits until instructions are received from the appropriate regulator.

Allocation of Purchase Payments

In an application for a Contract, you select the Subaccounts or the Fixed Interest Account to which purchase payments will be allocated. Purchase payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no purchase payment allocation is permitted that would result in less than 5% of any payment being allocated to any one Subaccount or the Fixed Interest Account. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts and the Fixed Interest Account.

You may change the purchase payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your purchase payment allocation by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. Changes in the allocation of future purchase payments have no effect on existing Account Value. You may, however, exchange Account Value

18

Variable Annuity Prospectus

among the Subaccounts and the Fixed Interest Account in the manner described in “Exchanges of Account Value.”

Dollar Cost Averaging Option

Prior to the Annuity Payout Date, you may dollar cost average your Account Value by authorizing the Company to make periodic exchanges of Account Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the exchange of Account Value from one Subaccount to one or more of the other Subaccounts. Amounts exchanged under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the exchanges are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts allocated to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts exchanged from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

You may request a Dollar Cost Averaging Request form from the Company. On the form, you must designate whether Account Value is to be exchanged on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the exchanges will be made, the desired frequency of the exchanges, which may be on a monthly, quarterly, semiannual, or annual basis, and the length of time during which the exchanges shall continue or the total amount to be exchanged over time. The minimum amount that may be exchanged is $200 and the minimum amount that may be allocated to any one Subaccount is $25. The Company does not require that exchanges be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

To elect the Dollar Cost Averaging Option, your Account Value must be at least $5,000, ($2,000 for a Contract funding a Qualified Plan), and a Dollar Cost Averaging Request in proper form must be received by the Company at its Administrative Office. The Company will not consider the Dollar Cost Averaging Request form to be complete until your Account Value is at least the required amount. You may not have in effect at the same time Dollar Cost Averaging and Asset Rebalancing Options.

After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will exchange Account Value in the amounts you designate from the Subaccount from which exchanges are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each exchange on the date you specify or if no date is specified, on the monthly, quarterly, semiannual, or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Exchanges will be made until the total amount elected has been exchanged, or until the Account Value in the Subaccount from which exchanges are made has been depleted. Amounts periodically exchanged under this option are not included in the six exchanges per Contract Year that generally are allowed as discussed under “Exchanges of Account Value.”

19

Variable Annuity Prospectus

You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form has been completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Account Value in the Subaccount from which exchanges were being made that has not been exchanged will remain in that Subaccount unless you instruct us otherwise. If you wish to continue exchanging on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been exchanged, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, you must complete a new Dollar Cost Averaging Request and send it to the Administrative Office. The Contract must meet the $5,000 ($2,000 for a Contract funding a Qualified Plan) minimum required amount of Account Value at that time. The Company requires that you wait at least one month if exchanges were made on a monthly basis, or one quarter if exchanges were made on a quarterly, semiannual or annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time provided that, as required by its contract with Investment Services, the Company first obtains the consent of Investment Services. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you may also elect the Asset Rebalancing Option.

You may also dollar cost average Account Value to or from the Fixed Interest Account, subject to certain restrictions described under “The Fixed Interest Account.”

Asset Rebalancing Option

Prior to the Annuity Payout Date, you may authorize the Company to automatically exchange Account Value each quarter to maintain a particular percentage allocation among the Subaccounts. The Account Value allocated to each Subaccount will grow or decline in value at different rates during the quarter, and Asset Rebalancing automatically reallocates the Account Value in the Subaccounts each quarter to the allocation you select. Asset Rebalancing is intended to exchange Account Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you to buy low and sell high, although there can be no assurance of this. This investment method does not guarantee profits, nor does it assure that you will not have losses.

To elect this option, the Account Value must be at least $10,000 ($2,000 for a Contract funding a Qualified Plan) and an Asset Rebalancing Request in proper form must be received by the Company at its Administrative Office. You may not have in effect at the same time Dollar Cost Averaging and Asset Rebalancing Options. An Asset Rebalancing Request form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Account Value to be allocated to each Subaccount. If the Asset Rebalancing Option is elected, all Account Value allocated to the Subaccounts must be included in the Asset Rebalancing Option.

Upon receipt of the Asset Rebalancing Request form, the Company will effect an exchange among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will exchange Account Value to maintain that allocation on each quarterly, semiannual or annual anniversary, as applicable, of the date of the Company’s receipt of the Asset Rebalancing Request in proper form. The amounts exchanged will be credited at the price of the Subaccount as of the end of the Valuation Date on which the exchange is effected. Amounts periodically exchanged under this option are not included in the six exchanges per Contract Year that generally are allowed as discussed under “Exchanges of Account Value.”

You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form has been completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. This option will terminate automatically in the event that you exchange Account Value outside the Asset Rebalancing

20

Variable Annuity Prospectus

option by written request or telephone instructions. In either event, the Account Value in the Subaccounts that has not been exchanged will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Rebalancing after it has been canceled, you must complete a new Asset Rebalancing Request form and send it to the Company’s Administrative Office. The Account Value at the time the request is made must be at least $10,000 ($2,000 for a Contract funding a Qualified Plan). The Company may discontinue, modify, or suspend the Asset Rebalancing Option at any time provided that, as required by its contract with Investment Services, the Company first obtains the consent of Investment Services. The Company does not currently charge a fee for this option. If you elect the Asset Rebalancing Option, you may also elect the Dollar Cost Averaging Option.

Account Value allocated to the Fixed Interest Account may be included in Asset Rebalancing, subject to certain restrictions described under “The Fixed Interest Account.”

Exchanges of Account Value

You may exchange Account Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Payout Date. You may exchange Account Value (other than exchanges in connection with the Dollar Cost Averaging or Asset Rebalancing Options) by telephone if the proper form has been completed, signed, and filed at the Company’s Administrative Office. Up to six exchanges are allowed in any Contract Year. The minimum exchange amount is $500 ($200 under the Dollar Cost Averaging Option), or the amount remaining in a given Subaccount. The minimum exchange amount does not apply to exchanges under the Dollar Cost Averaging or Asset Rebalancing Options.

The Company generally effects exchanges between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the exchange request is received; however, exchange requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.”

You may also exchange Account Value to the Fixed Interest Account; however, exchanges from the Fixed Interest Account to the Subaccounts are restricted as described in “The Fixed Interest Account.” The Company does not assess an exchange fee on exchanges. For a discussion of exchanges after the Annuity Payout Date, see “Annuity Payments.”

Frequent Exchange Restrictions

The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed exchanges, frequent exchanges or exchanges that are large in relation to the total assets of the Portfolios. These kinds of strategies and exchange activities may disrupt portfolio management of the Portfolios in which the Subaccounts invest (such as requiring the Portfolios to maintain a high level of cash or causing the Portfolios to liquidate investments prematurely to pay withdrawals), hurt Portfolio performance, and drive Portfolio expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Portfolios, the risk exists that the Portfolios may suffer harm from programmed, frequent, or large exchanges among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Portfolios, Owners with Account Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

The Company has in place policies and procedures designed to restrict exchanges if we determine that you are engaging in a pattern of exchanges that is disruptive to the Portfolios or potentially disadvantageous to other Owners with Account Value allocated to the applicable Subaccount. Pursuant to those procedures, if you make an exchange from any Subaccount other than the T. Rowe Price Prime Reserve Subaccount, then you

21

Variable Annuity Prospectus

may not make an exchange to that same Subaccount for a period of 30 calendar days. The calendar day after the date of the exchange out of the particular Subaccount is considered day 1 for the purpose of computing the period before an exchange to the same Subaccount may be made. This restriction does not apply to exchanges made pursuant to the Dollar Cost Averaging and Asset Rebalancing Options.

In addition, regardless of the number of previous exchanges an Owner has made during the Contract Year, an exchange may be restricted if we determine that it would be disruptive to the Portfolio or potentially disadvantageous to other Owners with Account Value allocated to the applicable Subaccount. In making this determination, we consider, among other things, the following factors:

●	The total dollar amount being exchanged;

●	The number of exchanges you made within the previous three months;

●	Exchanges to and from (or from and to) the same Subaccount;

●	Whether your exchanges appear to follow a pattern designed to take advantage of short-term market fluctuations; and

●	Whether your exchanges appear to be part of a group of exchanges made by a third party on behalf of the individual Owners in the group.

If the Company determines that your exchange patterns among the Subaccounts are disruptive to the Portfolios or potentially disadvantageous to Owners, the Company may send you a letter notifying you that it is prohibiting you from making telephone exchanges or other electronic exchanges and instead requiring that you submit exchange requests in writing via regular U.S. mail for a disclosed period that begins on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants, which may have a negative impact on such other Owners and Participants.

In addition to the Company’s own frequent exchange procedures, the Portfolios may have adopted their own policies and procedures with respect to frequent exchanges of their respective shares, and the Company reserves the right to enforce these policies and procedures. The summary prospectuses or prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Portfolios have reserved the right to temporarily or permanently refuse payments or exchange requests from the Company if, in the judgment of the Portfolio’s manager, the Portfolio would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Portfolios’ frequent exchange policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that obligates the Company to provide to the Portfolio promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or exchanges by specific Owners who violate the frequent exchange policies established by the Portfolio.

Managers of the Portfolios may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful exchange.

22

Variable Annuity Prospectus

If the Company reverses a potentially harmful exchange, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original exchange was effected, and the Company will inform the Owner in writing at his or her address of record.

To the extent permitted by applicable law, the Company also reserves the right to reject an exchange request at any time that the Company is unable to purchase or redeem shares of any of the Portfolios because of any refusal or restriction on purchases or redemptions of their shares as a result of the Portfolio’s policies and procedures on market timing activities or other potentially abusive exchanges. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Portfolios in the future. You should read the prospectuses of the Portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large exchanges that may adversely affect other Owners or Portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on exchanges). The Company may change its parameters to monitor for factors other than the period of time between exchanges into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate exchanges made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

The Company does not include exchanges made pursuant to Dollar Cost Averaging and Asset Rebalancing Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Portfolios that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent exchanges.

Contractowners seeking to engage in programmed, frequent, or large exchange activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such exchange activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company’s ability to restrict or deter harmful exchanges. Furthermore, the identification of Owners determined to be engaged in exchange activity that may adversely affect other Owners or Portfolio shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception. Because other insurance companies and/or retirement plans may invest in the Portfolios, the Company cannot guarantee that the Portfolios will not suffer harm from programmed, frequent, or large exchanges among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Because the Company cannot guarantee that it can restrict or deter all harmful exchange activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Portfolios and potentially lower Portfolio performance and higher Portfolio expenses. In addition, there is a risk that the Company will not detect harmful exchange activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful exchange activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the

23

Variable Annuity Prospectus

Portfolios, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

Account Value

The Account Value is the sum of the amounts under the Contract held in each Subaccount and the Fixed Interest Account. Account Value is determined as of any Valuation Date during the Accumulation Period and during the Annuity Period under Annuity Options 5 through 7.

On each Valuation Date, the amount of Account Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Account Value.” Account Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Account Value allocated to the Subaccounts.

Determination of Account Value

Your Account Value will vary to a degree that depends upon several factors, including

†	Investment performance of the Subaccounts to which you have allocated Account Value,

†	Interest credited to the Fixed Interest Account,

†	Payment of purchase payments,

†	Full and partial withdrawals (including systematic withdrawals),

†	Annuity Payments under Options 5 through 7, and

†	Charges assessed in connection with the Contract.

The amounts allocated to the Subaccounts will be invested in shares of the corresponding Portfolios. The investment performance of a Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Portfolio and any dividends or distributions declared by the Portfolio. Any dividends or distributions from any Portfolio will be automatically reinvested in shares of the same Portfolio, unless the Company, on behalf of the Separate Account, elects otherwise.

Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of a Contractowner’s interest in a Subaccount. When you allocate purchase payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the purchase payment is credited.

In addition, other transactions such as full or partial withdrawals (including systematic withdrawals), exchanges, Annuity Payments under Options 5 through 7, and assessment of premium taxes against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” The price of each

24

Variable Annuity Prospectus

Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

The number of Accumulation Units credited to a Contract will not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Portfolio, (2) any dividends or distributions paid by the Portfolio, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, and (4) the mortality and expense risk charge under the Contract.

Cut-Off Times

Any financial transactions involving your Contract, including those submitted by telephone, must be received by us before any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time so financial transactions must be received by that time (the “cut-off time”). Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include exchanges, full and partial withdrawals (including systematic withdrawals), death benefit payments, and purchase payments.

Full and Partial Withdrawals

An Owner may make a partial withdrawal of Account Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Account Value at any time while the Owner is living, and before the Annuity Payout Date, subject to restrictions on partial withdrawals of Account Value from the Fixed Interest Account and limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals) after the Annuity Payout Date are permitted only under Annuity Options 5 through 7. See “Annuity Payments” for a discussion of withdrawals after the Annuity Payout Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper written request is received by the Company at its Administrative Office; however, if a withdrawal request is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” A proper written request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable. You may direct Investment Services to apply the proceeds of a full or partial withdrawal to the purchase of shares of one or more of the T. Rowe Price Funds by so indicating in your written withdrawal request.

The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Account Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any uncollected premium taxes to reimburse the Company. See “Premium Tax Charges.”

You may request a partial withdrawal for a specified percentage or dollar amount of Account Value. Each partial withdrawal (including a systematic withdrawal) must be for at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal will result in a payment by the Company of the amount specified in the partial withdrawal request provided there is sufficient Account Value to meet the request. Upon payment, your Account Value will be reduced by an amount equal to the payment and any premium tax charge. See “Premium Tax Charge.”

25

Variable Annuity Prospectus

If a partial withdrawal (other than a systematic withdrawal) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000, the Company reserves the right to terminate the Contract and pay the Account Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000.

The Company will deduct the amount of a partial withdrawal from the Account Value in the Subaccounts and the Fixed Interest Account, according to the Owner’s instructions to the Company, subject to the restrictions on partial withdrawals from the Fixed Interest Account. See “The Fixed Interest Account.” If you do not specify the allocation, the Company will contact you for instructions, and will effect the withdrawal as of the end of the Valuation Period in which such instructions are obtained. A full or partial withdrawal, including a systematic withdrawal, may be subject to a premium tax charge to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Premium Tax Charge.”

A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 408 of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. For more information, see “Restrictions on Withdrawals from Qualified Plans.” The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”

Systematic Withdrawals

The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Payout Date by sending a properly completed Systematic Withdrawal Request form to the Company at its Administrative Office. Systematic withdrawals are available only prior to the Annuity Payout Date. You may direct Investment Services to apply the proceeds of a systematic withdrawal to the purchase of shares of one or more of the T. Rowe Price Funds by so indicating on the Systematic Withdrawal Request form. An Owner may designate the systematic withdrawal amount as a percentage of Account Value allocated to the Subaccounts and/or Fixed Interest Account, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual, or annual. The Owner may stop or modify systematic withdrawals upon proper written request to the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

Each systematic withdrawal must be at least $100. Upon payment, your Account Value will be reduced by an amount equal to the payment proceeds plus any applicable premium tax.

If an Owner is enrolled in the Dollar Cost Averaging or Asset Rebalancing Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Rebalancing Options.

In no event will payment of a systematic withdrawal exceed the Withdrawal Value. The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal $0.

The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal will be allocated to your Account Value in the Subaccounts and the Fixed Interest Account based on your instructions.

26

Variable Annuity Prospectus

The Company may, at any time, discontinue, modify, or suspend systematic withdrawals provided that, as required by its contract with Investment Services, the Company first obtains the consent of Investment Services. Systematic withdrawals from Account Value allocated to the Fixed Interest Account must provide for payments over a period of not less than 36 months as described under “The Fixed Interest Account.” You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Federal Tax Matters.”

Free-Look Right

You may return a Contract within the Free-Look Period, which is a 30-day period beginning when you receive the Contract (or a 60-day period if you are purchasing your Contract in connection with a replacement of another annuity or a life insurance contract). Purchase payments received during the Free-Look Period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you purchase payments allocated to the Fixed Interest Account. The Company will also refund any Account Value allocated to the Subaccounts based upon the value of Accumulation Units next determined after we receive your Contract. The Company will return purchase payments allocated to the Subaccounts rather than Account Value in those circumstances in which it is required to do so.

Death Benefit

You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

If the Owner dies prior to the Annuity Payout Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.

If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements” below. If the Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Payout Date and instructions regarding payment. The amount of the death benefit is based on the age of the oldest Annuitant on the date the Contract was issued. If the death of the Owner occurs on or after the Annuity Payout Date, any death benefit will be determined according to the terms of the Annuity Option. See “Annuity Options.”

The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If the age of each Owner (or Annuitant, if the Owner is not a natural person) was 75 or younger on the Contract Date and an Owner dies prior to the Annuity Payout Date while this Contract is in force, the amount of the death benefit will be the greatest of:

1.	The Account Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company at its Administrative Office,

2.	The sum of all purchase payments less any reductions caused by previous withdrawals (including systematic withdrawals), or

3.	The stepped-up death benefit.

27

Variable Annuity Prospectus

The stepped-up death benefit is:

†	the highest death benefit on any annual Contract anniversary that is both an exact multiple of five and occurs prior to the oldest Owner attaining age 76, plus

†	any purchase payments made since the applicable fifth annual Contract anniversary, less

†	any withdrawals (including systematic withdrawals) since the applicable anniversary.

If an Owner dies prior to the Annuity Payout Date and the Contract was issued to the Owner after age 75 (or the Annuitant was older than age 75 if the Owner is not a natural person), the amount of the death benefit will be the Account Value as of the end of the Valuation Period in which due proof of death and instructions regarding payment are received by the Company at its Administrative Office.

The Company will pay the death benefit proceeds to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive Annuity Payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Designated Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.

Please note that any death benefit payment we make in excess of Account Value is subject to our financial strength and claims-paying ability.

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Payout Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means at our Administrative Office.

Distribution Requirements

For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earlier of the spouse’s death or the Annuity Payout Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Account Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.

Any rules permitting a spouse to continue the Contract upon the death of an owner are available only to a person who meets the definition of “spouse” under Federal law. The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held Section 3 of the federal

28

Variable Annuity Prospectus

Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, some uncertainty remains regarding the treatment of same-sex spouses.  Consult a tax advisor for more information on this subject.

For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving Annuity Payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

Death of the Annuitant

If the Annuitant dies prior to the Annuity Payout Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant on or after the Annuity Payout Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death. See “Annuity Options.”

CHARGES AND DEDUCTIONS

Mortality and Expense Risk Charge

The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks assumed by the Company under the Contract. The charge is equal to an annual rate of 0.55% of each Subaccount’s average daily net assets. This charge is also deducted during the Annuity Period. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.

The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that Annuity Payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including any promotional, distribution and administrative expenses.

29

Variable Annuity Prospectus

Premium Tax Charge

Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. The Company deducts this charge when due, typically upon the Annuity Payout Date, upon full or partial withdrawal (including a systematic withdrawal), or upon payment of the death benefit, if premium taxes are incurred at that time and are not refundable. The Company reserves the right to deduct premium taxes, if imposed, when due or any time thereafter. No premium tax is currently imposed in the State of New York.

Other Charges

The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Fund Expenses

Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Portfolio. Each Portfolio’s net asset value reflects the investment management fee and other expenses that are deducted from the assets of the Portfolio. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Portfolio. As a result, you indirectly bear a pro rata portion of such fees and expenses. The management fees and other expenses, if any, which are more fully described in each Portfolio’s summary prospectus or prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year. The Company bears no responsibility for such fees and expenses.

ANNUITY PAYMENTS

General

You may select the Annuity Payout Date at the time of application. The Contract provides that you may not defer the Annuity Payout Date beyond the Annuitant’s 90th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start Annuity Payments at an earlier age. If you do not select an Annuity Payout Date, the Annuity Payout Date will be the later of the Annuitant’s 70th birthday or the fifth annual Contract Anniversary. If you do not select an Annuity Option, Annuity Payments will not begin until you make a selection, and the Company will not enforce the Contract provision, which provides that you may not defer the Annuity Payout Date beyond the Annuitant’s 90th birthday. See “Selection of an Option.” If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Payout Date. A letter will be sent to the Owner on the proposed Annuity Payout Date requesting that the Owner confirm this date or select a new date.

On the Annuity Payout Date, the Account Value as of that date, less any premium taxes, will be applied to provide an annuity under one of the Options described below. Each Option is available in two forms—either as a variable annuity for use with the Subaccounts or as a fixed annuity for use with the Fixed Interest Account. A combination variable and fixed annuity is also available under Options 5 through 7. Your payment choices for each Annuity Option are set forth in the table below.

30

Variable Annuity Prospectus

Table 6

Annuity Option	Variable Annuity	Fixed Annuity	Combination Variable and Fixed Annuity
Option 1 – Life Income	X	X
Option 2 – Life Income with Period Certain	X	X
Option 3 – Life Income with Installment Refund	X	X
Option 4 – Joint and Last Survivor	X	X
Option 5 – Payments for a Specified Period	X	X	X
Option 6 – Payments of a Specified Amount	X	X	X
Option 7 – Age Recalculation	X	X	X

Variable Annuity Payments will fluctuate with the investment performance of the applicable Subaccounts while fixed Annuity Payments will not. Unless you direct otherwise, proceeds derived from Account Value allocated to the Subaccounts will be applied to purchase a variable annuity and proceeds derived from Account Value allocated to the Fixed Interest Account will be applied to purchase a fixed annuity. The proceeds under the Contract will be equal to your Account Value in the Subaccounts and the Fixed Interest Account as of the Annuity Payout Date, reduced by any applicable premium taxes.

You may elect to receive Annuity Payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $20. You may direct Investment Services to apply the proceeds of an Annuity Payment to the purchase of shares of one or more of the T. Rowe Price Funds by submitting a written request to the Company at its Administrative Office. If the frequency of payments selected would result in payments of less than $20, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $15 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

You may designate or change an Annuity Payout Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Payout Date set forth in the Contract. The date selected as the new Annuity Payout Date must be at least 30 days after the date written notice requesting a change of Annuity Payout Date is received at the Company’s Administrative Office.

Exchanges and Withdrawals

During the Annuity Period, you may exchange Account Value or Payment Units among the Subaccounts upon proper written request to the Company’s Administrative Office. Up to six exchanges are allowed in any Contract Year. Exchanges are not allowed within 30 days of the Annuity Payout Date. Exchanges of Account Value or Payment Units during the Annuity Period will result in future Annuity Payments based upon the performance of the Subaccounts to which the exchange is made.

The Owner may exchange Payment Units under Options 1 through 4 and may exchange Account Value among the Subaccounts and the Fixed Interest Account under Options 5 through 7, subject to the restrictions on exchanges from the Fixed Interest Account described under the “Fixed Interest Account.” The minimum amount of Account Value that may be exchanged is $500 or, if less, the amount remaining in the Fixed Interest Account or Subaccount.

Once Annuity Payments have commenced under Options 1 through 4, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals (including systematic withdrawals) or surrender his or her annuity for the Withdrawal Value. Full and partial withdrawals of Account Value (other than systematic withdrawals) are available, however, during the Annuity Period, if an Owner has elected variable Annuity

31

Variable Annuity Prospectus

Payments or a combination of variable and fixed Annuity Payments under Options 5 through 7, subject to the restrictions on withdrawals from the Fixed Interest Account. Partial withdrawals during the Annuity Period will reduce the amount of future Annuity Payments.

Annuity Options

The Contract provides for seven Annuity Options. The Company may make other Annuity Options available upon request at the discretion of the Company. If no Annuity Option has been selected, the Contract provides that Annuity Payments will be made to the Annuitant under Option 2 which shall be an annuity payable monthly during the lifetime of the Annuitant with payments guaranteed to be made for 10 years. The Company, however, will not begin Annuity Payments under any Annuity Option until the Owner has contacted the Company with specific instructions that reconfirm the Annuity Option and Annuity Payout Date set forth in the Contract. Please note that any amount the Company guarantees under an Annuity Option is subject to the Company’s financial strength and claims-paying ability. The Annuity Options are set forth below.

Option 1 - Life Income Periodic Annuity Payments will be made during the lifetime of the Annuitant. It is possible under this Option for an Annuitant to receive only one Annuity Payment if the Annuitant’s death occurred prior to the due date of the second Annuity Payment, two if death occurred prior to the due date of the third Annuity Payment, etc. There is no minimum number of payments guaranteed under this Option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.

Option 2 - Life Income with Period Certain of 5, 10, 15, or 20 Years Periodic Annuity Payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be 5, 10, 15, or 20 years, as elected by the Owner, Annuity Payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further Annuity Payments will be made.

Option 3 - Life Income with Installment or Unit Refund Option Periodic Annuity Payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, Annuity Payments will be continued to the Designated Beneficiary until that number of Annuity Payments has been made.

Option 4 - Joint and Last Survivor Annuity Payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of Annuity Payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed Annuity Payments, the amount of the Annuity Payment and, with respect to variable Annuity Payments, the number of Payment Units used to determine the Annuity Payment, is reduced as of the first Annuity Payment following the Annuitant’s death. It is possible under this Option for only one Annuity Payment to be made if both Annuitants died prior to the second Annuity Payment due date, two if both died prior to the third Annuity Payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

Option 5 - Payments for Specified Period Periodic Annuity Payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each Annuity Payment is determined by dividing Account Value by the number of Annuity Payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary.

32

Variable Annuity Prospectus

Option 6 - Payments of a Specified Amount Periodic Annuity Payments of the amount elected by the Owner will be made until Account Value is exhausted, with the guarantee that, if, at the death of the Annuitant, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. This Option is available only for Contracts issued in connection with Non-Qualified Plans.

Option 7 - Age Recalculation Periodic Annuity Payments will be made based upon the Annuitant’s life expectancy, or the joint life expectancy of the Annuitant and a beneficiary, at the Annuitant’s attained age (and the beneficiary’s attained or adjusted age, if applicable) each year. The payments are computed by reference to government actuarial tables and are made until Account Value is exhausted. Upon the Annuitant’s death, any Account Value will be paid to the Designated Beneficiary.

Selection of an Option

You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting Annuity Payments and other matters. For instance, Qualified Plans generally require that Annuity Payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under a Qualified Plan, the period elected for receipt of Annuity Payments under Annuity Options (other than life income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant’s spouse and is more than 10 years younger than the Annuitant. The Company does not allow the Annuity Payout Date to be deferred beyond the Annuitant’s 90th birthday.

Annuity Payments

Annuity Payments under Options 1 through 4 are based upon annuity rates that vary with the Annuity Option selected. The annuity rates will vary based upon the age and sex of the Annuitant, except that unisex rates are used where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Payout Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table adjusted to reflect an assumed interest rate of 3.5% or 5%, compounded annually, as selected by the Owner. In the case of Options 5, 6 and 7, Annuity Payments are based upon Account Value without regard to annuity rates. The Company calculates variable Annuity Payments under Options 1 through 4 using Payment Units. The value of a Payment Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Payment Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Payment Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Portfolio; (2) any dividends or distributions paid by the corresponding Portfolio; (3) the mortality and expense risk charge; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

The Company determines the number of Payment Units used to calculate each variable Annuity Payment as of the Annuity Payout Date. As discussed above, the Contract specifies annuity rates for Options 1 through 4 for each $1,000 applied to the Annuity Option. The Account Value as of the Annuity Payout Date, less any applicable premium taxes, is divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial Annuity Payment for a variable annuity and the guaranteed monthly Annuity Payment for a fixed annuity.

On the Annuity Payout Date, the Company divides the initial variable Annuity Payment by the value as of that date of the Payment Unit for the applicable Subaccount to determine the number of Payment Units to be used in calculating subsequent Annuity Payments. If variable Annuity Payments are allocated to more than one Subaccount, the number of Payment Units will be determined by dividing the portion of the initial variable Annuity

33

Variable Annuity Prospectus

Payment allocated to a Subaccount by the value of that Subaccount’s Payment Unit as of the Annuity Payout Date. The initial variable Annuity Payment is allocated to the Subaccounts in the same proportion as the Account Value is allocated as of the Annuity Payout Date. The number of Payment Units will remain constant for subsequent Annuity Payments, unless the Owner exchanges Payment Units among Subaccounts.

Subsequent variable Annuity Payments are calculated by multiplying the number of Payment Units allocated to a Subaccount by the value of the Payment Unit as of the date of the Annuity Payment. If the Annuity Payment is allocated to more than one Subaccount, the Annuity Payment is equal to the sum of the payment amount determined for each Subaccount.

Assumed Interest Rate

As discussed above, the annuity rates for Options 1 through 4 are based upon an assumed interest rate of 3.5% or 5%, compounded annually, as you elect at the time the Annuity Option is selected. Variable Annuity Payments generally increase or decrease from one Annuity Payment date to the next based upon the net performance (returns after fees and expenses) of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the net performance of the Subaccount selected is equal to the assumed interest rate, the Annuity Payments will remain constant. If the net performance of the Subaccounts is greater than the assumed interest rate, the Annuity Payments will increase and if it is less than the assumed interest rate, the Annuity Payments will decline. A higher assumed interest rate, for example 5%, would mean a higher initial Annuity Payment but the amount of the Annuity Payments would increase more slowly in a rising market (or the amount of the Annuity Payments would decline more rapidly in a declining market). A lower assumed interest rate, for example 3.5%, would have the opposite effect.

THE FIXED INTEREST ACCOUNT

You may allocate all or a portion of your purchase payments and exchange Account Value to the Fixed Interest Account. Amounts allocated to the Fixed Interest Account become part of the Company’s General Account, which supports the Company’s insurance and annuity obligations. The General Account is subject to regulation and supervision by the New York Department of Insurance. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Interest Account have not been registered as securities under the Securities Act of 1933 (the “1933 Act”) and the Fixed Interest Account has not been registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). Accordingly, neither the Fixed Interest Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. The Company has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Interest Account. The disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Interest Account. For more information regarding the Fixed Interest Account, see “The Contract.”

Amounts allocated to the Fixed Interest Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of its General Account. Please note that any amounts the Company guarantees in connection with the Fixed Interest Account are subject to its financial strength and claims-paying ability.

As discussed below, there are significant limits on your ability to exchange or withdraw Account Value from the Fixed Interest Account.  You should carefully consider whether the Fixed Interest Account meets your investment needs.

34

Variable Annuity Prospectus

Interest

Account Value allocated to the Fixed Interest Account earns interest at a fixed rate or rates that are paid by the Company. The Account Value in the Fixed Interest Account earns interest at an interest rate that is guaranteed to be at least a specified minimum (“Guaranteed Rate”). The Guaranteed Rate accrues daily and is an annual effective rate of 3% based upon the requirements of New York law. Such interest will be paid regardless of the actual investment experience of the Company’s General Account. The principal, after charges and deductions, also is guaranteed. In addition, the Company may in its discretion pay interest at a rate (“Current Rate”) that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time. Because the Company may declare a Current Rate in its sole discretion, you assume the risk that interest credited to Account Value in the Fixed Interest Rate may not exceed the Guaranteed Rate.

Account Value allocated or exchanged to the Fixed Interest Account will earn interest at the Guaranteed Rate (or Current Rate, if any, in effect on the date such portion of Account Value is allocated or exchanged to the Fixed Interest Account). The Current Rate paid on any such portion of Account Value allocated or exchanged to the Fixed Interest Account will be guaranteed for rolling one-year periods (each a “Guarantee Period”). Upon expiration of any Guarantee Period, a new Guarantee Period begins with respect to that portion of Account Value, which will earn interest at the Current Rate, if any, declared by the Company as of the first day of the new Guarantee Period.

Because the Company may, in its sole discretion, anticipate changing the Current Rate from time to time, Account Value allocated or exchanged to the Fixed Interest Account at one point in time may be credited with a different Current Rate than amounts allocated or exchanged to the Fixed Interest Account at another point in time. For example, amounts allocated to the Fixed Interest Account in June may be credited with a different Current Rate than amounts allocated to the Fixed Interest Account in July. Therefore, at any time, various portions of a Contractowner’s Account Value in the Fixed Interest Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or exchanged to the Fixed Interest Account. The Company bears the investment risk for the Account Value allocated to the Fixed Interest Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Interest Account.

For purposes of determining the interest rates to be credited on Account Value in the Fixed Interest Account, withdrawals or exchanges from the Fixed Interest Account will be deemed to be taken in the following order: (1) from any portion of Account Value allocated to the Fixed Interest Account for which the Guarantee Period expires during the calendar month in which the withdrawal or exchange is effected; (2) then in the order beginning with that portion of such Account Value which has the longest amount of time remaining before the end of its Guarantee Period and (3) ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about exchanges and withdrawals from the Fixed Interest Account, see “Exchanges and Withdrawals” below.

If permitted by your Contract, the Company may discontinue accepting purchase payments or exchanges into the Fixed Interest Account at any time.

Death Benefit

The death benefit under the Contract will be determined in the same fashion for a Contract that has Account Value in the Fixed Interest Account as for a Contract that has Account Value allocated to the Subaccounts. See “Death Benefit.”

Contract Charges

Premium taxes will be the same for Contractowners who allocate purchase payments or exchange Account Value to the Fixed Interest Account as for those who allocate purchase payments or exchange Account Value

35

Variable Annuity Prospectus

to the Subaccounts. The charge for mortality and expense risks will not be assessed against the Fixed Interest Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Interest Account. In addition, you will not pay directly or indirectly the investment management fees and operating expenses of the Portfolios to the extent Account Value is allocated to the Fixed Interest Account; however, you also will not participate in the investment experience of the Subaccounts.

Exchanges and Withdrawals

You may exchange amounts from the Subaccounts to the Fixed Interest Account and from the Fixed Interest Account to the Subaccounts, subject to the following limitations. Exchanges from the Fixed Interest Account are allowed only (1) from Account Value, the Guarantee Period of which expires during the calendar month in which the exchange is effected, (2) pursuant to the Dollar Cost Averaging Option provided that such exchanges are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Rebalancing Option, provided that upon receipt of the Asset Rebalancing Request, Account Value is allocated among the Fixed Interest Account and the Subaccounts in the percentages selected by the Contractowner without violating the restrictions on exchanges from the Fixed Interest Account set forth in (1) above. Accordingly, if you desire to implement the Asset Rebalancing Option, you should do so at a time when Account Value may be exchanged from the Fixed Interest Account to the Subaccounts in the percentages selected by the Contractowner without violating the restrictions on exchanges from the Fixed Interest Account. Once you implement an Asset Rebalancing Option, the restrictions on exchanges will not apply to exchanges made pursuant to the Option.

Currently, the Company will allow Contractowners to make an exchange from the Fixed Interest Account at times other than the calendar month in which the Guarantee Period expires if a Contractowner requests a waiver of the limitation on exchanges from the Fixed Interest Account by calling or writing the Administrative Office. The Company may discontinue such waivers at any time.

Up to six exchanges are allowed in any Contract Year and exchanges pursuant to the Dollar Cost Averaging and Asset Rebalancing Options are not included in the six exchanges allowed per Contract Year. The minimum amount that you may exchange from the Fixed Interest Account to the Subaccounts is the lesser of (i) $500 ($200 under the Dollar Cost Averaging Option) or (ii) the amount remaining in the Fixed Interest Account.

If Account Value is being exchanged from the Fixed Interest Account pursuant to the Dollar Cost Averaging or Asset Rebalancing Option or withdrawn from the Fixed Interest Account pursuant to systematic withdrawals, any purchase payment allocated to, or Account Value exchanged to or from, the Fixed Interest Account will automatically terminate such Dollar Cost Averaging or Asset Rebalancing Option or systematic withdrawals, and any withdrawal from the Fixed Interest Account or the Subaccounts will automatically terminate the Asset Rebalancing Option. In the event of automatic termination of any of the foregoing options, the Company shall so notify the Contractowner, and the Contractowner may reestablish Dollar Cost Averaging, Asset Rebalancing, or systematic withdrawals by sending a written request to the Company, provided that the Owner’s Account Value at that time meets any minimum amount required for the Dollar Cost Averaging or Asset Rebalancing Option.

You may also make full withdrawals to the same extent as if you had allocated Account Value to the Subaccounts. A Contractowner may make a partial withdrawal from the Fixed Interest Account only (1) from Account Value, the Guarantee Period of which expires during the calendar month in which the partial withdrawal is effected, (2) pursuant to systematic withdrawals, and (3) once per Contract Year in an amount up to the greater of $5,000 or 10% of Account Value allocated to the Fixed Interest Account at the time of the partial withdrawal. Systematic withdrawals from Account Value allocated to the Fixed Interest Account must provide for payments over a period of not less than 36 months. See “Full and Partial Withdrawals” and “Systematic Withdrawals.”

36

Variable Annuity Prospectus

Payments from the Fixed Interest Account

The Company reserves the right to delay any full and partial withdrawals (including systematic withdrawals) and exchanges from the Fixed Interest Account for up to six months after a written request in proper form is received by the Company at its Administrative Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Interest Account. The Company does not expect to delay payments from the Fixed Interest Account and will notify you if there will be a delay.

MORE ABOUT THE CONTRACT

Ownership

The Contractowner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Contractowner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person, such as a trust or corporation, referred to herein as “Non-Natural Persons.” See “Federal Tax Matters,” below.

Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan.

Designation and Change of Beneficiary

The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Payout Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Payout Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Contractowner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without the Beneficiary’s consent.

Non-Participating

The Company is a stock life insurance company and, accordingly, no dividends are paid by the Company on the Contract.

Payments from the Separate Account

The Company generally will pay any full or partial withdrawal (including a systematic withdrawal) or death benefit proceeds from Account Value allocated to the Subaccounts, and will exchange Account Value between Subaccounts or from a Subaccount to the Fixed Interest Account, within seven days after a proper request is received by the Company’s Administrative Office. However, the Company can postpone the payment of such a payment or exchange of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

37

Variable Annuity Prospectus

†	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

†	During which trading on the New York Stock Exchange is restricted as determined by the SEC,

†
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

†	For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal (including a systematic withdrawal) until all of your purchase payment checks have been honored by your bank.

If, pursuant to SEC rules, the T. Rowe Price Prime Reserve Portfolio suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the T. Rowe Price Prime Reserve Subaccount until the Fund is liquidated.

Proof of Age and Survival

The Company may require proof of age or survival of any person on whose life Annuity Payments depend.

Misstatements

If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Account Value would have provided for the correct age or sex (unless unisex rates apply).

FEDERAL TAX MATTERS

Introduction

The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (“Code”). The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity Payments, and on the economic benefits to the Owner, the Annuitant, and the Designated Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of Annuity Payments under a Contract, or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.

38

Variable Annuity Prospectus

Tax Status of the Company and the Separate Account

General

The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

Charge for the Company’s Taxes

A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts, or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.

Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

Diversification Standards

Each of the Portfolios will be required to adhere to regulations issued by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of a Portfolio may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Portfolios, intends to comply with the diversification requirements of Section 817(h).

Owner Control

In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contractowner’s gross income. The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, in the present case the Contractowner has additional flexibility in allocating purchase payments and Account Values than in the cases described in the rulings. While the Company does not think that such will be the case, these differences could result in a Contractowner being treated as the owner of a pro rata portion of the assets of the Separate Account. The Company nonetheless reserves the right to modify the Contract, as deemed appropriate by the Company, to attempt to prevent a Contractowner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations are adopted or rulings are issued, there can be no assurance that the Portfolios will be able to operate as currently described in the Prospectus, or that the Funds will not have to change any Portfolio’s investment objective or investment policies.

39

Variable Annuity Prospectus

Income Taxation of Annuities in General-Non-Qualified Plans

Section 72 of the Code governs the taxation of annuities. In general, a Contractowner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons” and “Diversification Standards.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

†
Surrenders or Withdrawals Prior to the Annuity Payout Date Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a Contract prior to the Annuity Payout Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of purchase payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a partial withdrawal of a Contract.

†
Surrenders or Withdrawals on or after the Annuity Payout Date Upon a complete surrender, the amount received is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

†
Annuity Payments For fixed Annuity Payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of Annuity Payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable Annuity Payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable Annuity Payment is taxable. Once the excludable portion of Annuity Payments to date equals the investment in the Contract, the balance of the Annuity Payments will be fully taxable.

†
Penalty Tax on Certain Surrenders and Withdrawals With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is generally imposed equal to 10% of the portion of such amount which is includible in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral

40

Variable Annuity Prospectus

period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.

†
Partial Annuitization Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Additional Considerations

†
Distribution-at-Death Rules In order to be treated as an annuity contract, a Contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Payout Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Payout Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation, are available only to a person who meets the definition of “spouse” under Federal law. The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held Section 3 of the federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, some uncertainty remains regarding the treatment of same-sex spouses.  Consult a tax advisor for more information on this subject.

Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.

†
Gift of Annuity Contracts Generally, gifts of non-tax qualified Contracts prior to the Annuity Payout Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

†
Contracts Owned by Non-Natural Persons If the Contract is held by a non-natural person (for example, a corporation), the income on that Contract (generally the increase in net surrender value less the purchase

41

Variable Annuity Prospectus

payments) is includible in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

†
Multiple Contract Rule For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includible in gross income, all Non-Qualified Plan deferred annuity contracts issued by the same insurer to the same Contractowner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Payout Date, such as a partial withdrawal, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Payout Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, Annuity Payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.

†
Transfers, Assignments, or Exchanges of a Contract A transfer of ownership of a Contract, the designation of an Annuitant, Payee, or other Beneficiary who is not also the Owner, the selection of certain Annuity Payout Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection, or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

†
Withholding Annuity distributions are generally subject to withholding for the recipients federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Qualified Plans

The Contract may be used as a Qualified Plan that meets the requirements of an individual retirement annuity (“IRA”) under Section 408 or a Roth IRA under Section 408A, of the Code.

If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract as a Qualified Plan. A Qualified Plan may permit the purchase of the Contract to accumulate retirement savings under the plan. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Contractowners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith.

42

Variable Annuity Prospectus

The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Contractowners, Annuitants, and Designated Beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the Contract comply with applicable law.

The following is a brief description of Qualified Plans and the use of the Contract therewith:

†	Section 408

Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs.”

IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or nondeductible basis. IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual’s taxable compensation or $5,500 (for 2014).

Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ($96,000 for a married couple filing a joint return and $60,000 for a single taxpayer in 2014). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $181,000 and $191,000 (for 2014). Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.

Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement which accompanies this Prospectus.

An individual’s interest in a traditional IRA must generally be distributed or begin to be distributed not later than April 1 following the calendar year in which the individual reaches age 70½ (“required beginning date”). The Contractowner’s retirement date, if any, will not affect his or her required beginning date. Periodic distributions must not extend beyond the life of the individual or the lives of the individual and a designated beneficiary (or over a period extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary).

43

Variable Annuity Prospectus

If an individual dies before reaching his or her required beginning date, the individual’s entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the individual’s death to a designated beneficiary and are made over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the individual’s surviving spouse, distributions may be delayed until the individual would have reached age 70½. If there is no Designated Beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

If an individual dies after reaching his or her required beginning date, the individual’s interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual’s death.

Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution which bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.

Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. A distribution of non-deductible contributions or other after-tax amounts, from a traditional IRA may be eligible to be rolled over to another traditional IRA.

The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.

†	Section 408A

Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $114,000 to $129,000 in adjusted gross income for 2014 ($181,000 to $191,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.

Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the Contractowner’s life time. Generally, however, the amount remaining in a Roth IRA after the Contractowner’s death must begin to be distributed by the end the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations.

44

Variable Annuity Prospectus

If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the Contractowner.

†	Tax Penalties

Premature Distribution Tax. Distributions from a Qualified Plan before the owner reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the Owner; (ii) attributable to the Owner’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and a designated beneficiary; (iv) made to pay for certain medical expenses; (v) that are exempt withdrawals of an excess contribution; (vi) that are rolled over or transferred in accordance with Code requirements; (vii) which, subject to certain restrictions, do not exceed the health insurance premiums paid by unemployed individuals in certain cases; (viii) made to pay “qualified higher education expenses”; or (ix) for certain “qualified first-time homebuyer distributions.”

Minimum Distribution Tax. If the amount distributed from a Qualified Plan is less than the minimum required distribution for the year, you are subject to a 50% tax on the amount that was not properly distributed.

†	Withholding

Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of 10 or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

Nonperiodic distributions (e.g., lump sums and annuities or installment payments of less than 10 years) from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

The above description of the federal income tax consequences applicable to Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contractowner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

Other Tax Considerations

Federal Estate, Gift, and Generation-Skipping Transfer Tax

While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations

45

Variable Annuity Prospectus

younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

For 2014, the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,340,000 and 40%, respectively.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain Portfolios to foreign jurisdictions to the extent permitted under Federal tax law.

Medicare Tax

Distributions from non-qualified annuity contracts are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax will be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.

Possible Tax Law Changes

From time-to-time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.

OTHER INFORMATION

Voting of Fund Shares

You indirectly (through the Separate Account) purchase shares of the Portfolios when you allocate purchase payments to the Subaccounts. The Company owns shares of the Portfolios in the Separate Account for your benefit. Under current law, the Company will vote shares of the Portfolios held in the Subaccounts in accordance with voting instructions received from Owners having the right to give such instructions. You will have the right to give voting instructions to the extent that you have Account Value allocated to the particular Subaccount. The Company will vote all shares it owns through the Subaccount in the same proportion as the shares

46

Variable Annuity Prospectus

for which it receives voting instructions from Owners. The Company votes shares in accordance with its current understanding of the federal securities laws. If the Company later determines that it may vote shares of the Portfolios in its own right, it may elect to do so.

Unless otherwise required by applicable law, the number of shares of a particular Portfolio as to which you may give voting instructions to the Company is determined by dividing your Account Value in the corresponding Subaccount on a particular date by the net asset value per share of the Portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Portfolio for determining shareholders eligible to vote at the meeting of the Portfolio. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Portfolios. Voting instructions may be cast in person or by proxy.

It is important that each Owner provide voting instructions to the Company because we vote all Portfolio shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. We will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

Substitution of Investments

The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Portfolios should no longer be available for investment, or if the Company receives an opinion from counsel acceptable to Investment Services that substitution is in the best interest of Contractowners and that further investment in shares of any or all of the Portfolio(s) would cause undue risk to the Company, the Company may substitute shares of another Portfolio or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

In connection with a substitution of any shares attributable to an Owner’s interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Portfolio of one of the Funds or in shares of another investment company, a series thereof, or other suitable investment vehicle. New Subaccounts may be established by the Company with the consent of Investment Services, and any new Subaccount will be made available to existing Owners on a basis to be determined by the Company and Investment Services. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if marketing, tax, or investment conditions so warrant.

Subject to compliance with applicable law, the Company may transfer assets to the General Account with the consent of Investment Services. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount of the Separate Account to another separate account or Subaccount with the consent of Investment Services.

47

Variable Annuity Prospectus

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under that Act in the event such registration is no longer required; or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

Changes to Comply with Law and Amendments

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation. The Company also reserves the right to limit the amount and frequency of subsequent purchase payments.

Reports to Owners

The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Account Value as of the end of each year. In addition, the statement will indicate the allocation of Account Value among the Fixed Interest Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon purchase payments, exchanges, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include exchanges under the Dollar Cost Averaging and Asset Rebalancing Options, purchase payments made under an Automatic Investment Program, systematic withdrawals, and Annuity Payments.

You will also receive annual and semiannual reports containing financial statements for those Portfolios corresponding to the Subaccounts to which you have allocated your Account Value. Such reports will include a list of the portfolio securities of the Portfolios, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

Electronic Privileges

If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed with the Company, you may: (1) request an exchange of Account Value and make changes in your purchase payment allocation and to an existing Dollar Cost Averaging or Asset Rebalancing option by telephone; (2) request an exchange of Account Value electronically via facsimile; and (3) request an exchange of Account Value through the Company’s Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make exchanges of Account Value and changes in your purchase payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

Any telephone or electronic device, whether it is the Company’s, yours, or your service provider’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your exchange request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your exchange request by writing to our Administrative Office.

The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions, provided it complies with its procedures. The Company’s procedures require that any person requesting an exchange by telephone provide the account number and the Owner’s tax identification number and such instructions must be received

48

Variable Annuity Prospectus

on a recorded line. The Company reserves the right to deny any telephone exchange request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request exchanges by telephone and would have to submit written requests.

By authorizing telephone exchanges, you authorize the Company to accept and act upon telephonic instructions for exchanges involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, nor any of its affiliates, nor the Funds or the Portfolios, nor any of their directors, trustees, officers, employees, or agents, will be liable for any loss, damages, cost, or expense (including attorney’s fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone exchange privilege. The Company may discontinue, modify, or suspend the telephone exchange privilege at any time.

Distribution of the Contract

T. Rowe Price Investment Services, Inc. (“Investment Services”) is the principal underwriter and distributor of the Contract. Investment Services also acts as the distributor of certain mutual funds advised by T. Rowe Price and TRP International. Investment Services is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934, and in all 50 states, the District of Columbia, and Puerto Rico. Investment Services is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc. Investment Services is a wholly-owned subsidiary of T. Rowe Price and is an affiliate of the Funds. Investment Services does not receive any commissions or other compensation from the Company or the Separate Account for its services as underwriter of the Contract.

Legal Proceedings

The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Investment Services is a party that are reasonably likely to materially affect the Separate Account, the Company’s ability to meet its obligations under the Contract, or Investment Services’ ability to perform its contract with the Separate Account.

PERFORMANCE INFORMATION

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Prime Reserve Subaccount and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

Current yield for the Prime Reserve Subaccount will be based on income received by a hypothetical investment over a given seven-day period (less expenses accrued during the period), and then “annualized” (i.e., assuming that the seven-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). “Effective yield” for the Prime Reserve Subaccount is calculated in a manner similar to that used to calculate yield but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yield of the Prime Reserve Subaccount may become extremely low and possibly negative.

For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period (“net investment income”), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day

49

Variable Annuity Prospectus

of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of 1, 5, and 10 years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the mortality and expense risk charge and may simultaneously be shown for other periods.

Where the Portfolio in which a Subaccount invests was established prior to inception of the Subaccount, quotations of total return may include quotations for periods beginning prior to the Subaccount’s date of inception. Such quotations of total return are based upon the performance of the Subaccount’s corresponding Portfolio adjusted to reflect deduction of the mortality and expense risk charge.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Account Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Portfolio in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

ADDITIONAL INFORMATION

Registration Statement

A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of the SEC’s prescribed fees and may also be obtained from the SEC’s web site (http://www.sec.gov).

Financial Statements

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013, and the financial statements of T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2013, and for each of the specified periods ended December 31, 2013 and 2012, are included in the Statement of Additional Information.

50

Variable Annuity Prospectus

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for T. Rowe Price Variable Annuity of First Security Benefit Life Insurance and Annuity Company of New York contains more specific information and financial statements relating to the Company and the Separate Account. The Statement of Additional Information is available without charge by calling the Company’s toll-free telephone number at 1-800-239-4703 or by detaching this page from the prospectus and mailing it to the Company at P.O. Box 750497, Topeka, Kansas 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below.

General Information and History
Distribution of the Contract
Limits on Premiums Paid Under Tax-Qualified Retirement Plans
Administrative Services Arrangements
Performance Information
Independent Registered Public Accounting Firm
Financial Statements

Statement of Additional Information

T. ROWE PRICE NO-LOAD VARIABLE ANNUITY
STATEMENT OF ADDITIONAL INFORMATION
Date: May 1, 2014

Individual Flexible Premium Deferred Variable Annuity Contract

Issued By:	Mailing Address:
First Security Benefit Life Insurance and Annuity Company of New York 800 Westchester Avenue, Suite 641N. Rye Brook, New York 10573 1-800-355-4570	First Security Benefit Life Insurance and Annuity Company of New York P.O. Box 750497 Topeka, Kansas 66675-0497 1-800-239-4703

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the T. Rowe Price Variable Annuity dated May 1, 2014. A copy of the Prospectus may be obtained from the Company’s Administrative Office by calling 1-800-239-4703 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

K15-042

Statement of Additional Information

CONTENTS

General Information and History	3
Distribution of the Contract	3
Limits on Premiums Paid Under Tax-Qualified Retirement Plans	3
Administrative Services Arrangements	4
Performance Information	4
Independent Registered Public Accounting Firm	5
Financial Statements	5

2

Statement of Additional Information

GENERAL INFORMATION AND HISTORY

For a description of the Individual Flexible Premium Deferred Variable Annuity Contract (the “Contract”), First Security Benefit Life Insurance and Annuity Company of New York (the “Company”), and the T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York (the “Separate Account”), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.

Safekeeping of Assets

The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Portfolios of the Funds in non-certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.

DISTRIBUTION OF THE CONTRACT

T. Rowe Price Investment Services, Inc. (“Investment Services”), a Maryland corporation formed in 1980 as a wholly-owned subsidiary of T. Rowe Price Associates, Inc., is Principal Underwriter of the Contract. Investment Services is registered as a broker/dealer with the Securities and Exchange Commission (“SEC”) under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.

Investment Services serves as Principal Underwriter under a Distribution Agreement with the Company. Investment Services’ registered representatives are required to be authorized under applicable state regulations to make the Contract available to its customers. Investment Services is not compensated under its Distribution Agreement with the Company. Investment Services, or an affiliate thereof, however, may receive compensation for the administrative services it provides to the Company under other agreements.

LIMITS ON PREMIUMS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS

Section 408 and 408A

Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of (i) $5,500 (for 2014) or (ii) 100% of the individual’s taxable compensation. If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 each tax year.

Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $5,500 (for 2014) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $5,500 (for 2014) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.

3

Statement of Additional Information

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b)  $52,000 (for 2014). Salary reduction contributions, if any, are subject to additional annual limits.

ADMINISTRATIVE SERVICES ARRANGEMENTS

The Company has entered into an administrative services agreement with its affiliate, Security Benefit Life Insurance Company (“SBL”). Pursuant to this agreement, SBL provides management and administrative services for the Separate Account and the Contracts, including underwriting, claims, and actuarial services. The Company reimburses SBL for the services and facilities it provides to the Company. For the years ended December 31, 2013, 2012, and 2011, the Company paid $500,216, $190,798, and $109,747 , respectively, under the agreement.

PERFORMANCE INFORMATION

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Prime Reserve Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Prime Reserve Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based upon the formula shown below , with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Prime Reserve Subaccount assume that all dividends received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] – 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of the mortality and expense risk charge. Quotations of total return may simultaneously be shown for other periods.

Where the Portfolio in which a Subaccount invests was established prior to inception of the Subaccount, quotations of total return may include quotations for periods beginning prior to the Subaccount’s date of inception. Such quotations of total return are based upon the performance of the Subaccount’s corresponding Portfolio adjusted to reflect deduction of the mortality and expense risk charge. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by total return figures that reflect the deduction of the mortality and expense risk charge since the date of inception of the Separate Account or Subaccount.

4

Statement of Additional Information

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which an Owner’s Account Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Portfolio of the Funds in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including (i) the ranking of any Subaccount derived from rankings of variable annuity separate accounts, insurance product funds, or other investment products tracked by Lipper Analytical Services, Inc., Morningstar, Inc. or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria, (ii) the effect of a tax-deferred compounding on a Subaccount’s investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis, and (iii) personal or general hypothetical illustrations of accumulation and payout period Account Values and annuity payments. From time to time information may be provided in advertising, sales literature and other written material regarding the appropriateness of the various annuity options as well as their advantages and disadvantages to contractholders and prospective investors.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013, and the financial statements of T. Rowe Price Variable Annuity of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2013, and for each of the specified periods ended December 31, 2013 and 2012, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri 64105-2143, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013, and the financial statements of T. Rowe Price Variable Annuity of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2013, and for each of the specified periods ended December 31, 2013 and 2012, are set forth herein, following this section.

The financial statements of the Company, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

FINANCIAL STATEMENTS

First Security Benefit Life Insurance and Annuity
Company of New York (An Indirect Wholly Owned
Subsidiary of Guggenheim SBC Holdings, LLC)
Years Ended December 31, 2013, 2012, and 2011 With Report of Independent Auditors

Ernst & Young LLP

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Financial Statements

Years Ended December 31, 2013, 2012, and 2011

Ernst & Young LLP One Kansas City Place Suite 2500 1200 Main Street Kansas City, MO 64105-2143	Tel: +1 816 474 5200 Fax: +1 816 480 5369 ey.com

Report of Independent Auditors

The Board of Directors
First Security Benefit Life Insurance
and Annuity Company of New York

We have audited the accompanying financial statements of First Security Benefit Life Insurance and Annuity Company of New York (the Company), an indirect wholly owned subsidiary of Guggenheim SBC Holdings, LLC, which comprise the balance sheets as of December 31, 2013 and 2012, and the related statements of operations, comprehensive income, changes in stockholder’s equity and cash flows for the years ended December 31, 2013, 2012, and 2011, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with U.S. generally accepted accounting principles; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2013 and 2012, and the results of its operations and its cash flows for the years ended December 31, 2013, 2012, and 2011 in conformity with U.S. generally accepted accounting principles.

Change in Method of Accounting for Deferred Policy Acquisition Costs

As discussed in Note 1 to the financial statements, effective January 1, 2012, and prospectively applied, the Company changed its method of accounting for deferred policy acquisition costs.

April 4, 2014

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Balance Sheets

	December 31
	2013	2012
	(In Thousands, Except Share Amounts)
Assets
Investments:
Securities available for sale:
Bonds	$143,106	$10,734
Equities	3,362	—
Securities fair value option:
Bonds	144,714	97,526
Equities	1,756	780
Policy loans	99	68
Short-term investments	630	—
Cash and cash equivalents	162,790	137,368
Total investments	456,457	246,476

Accrued investment income	2,035	899
Income taxes receivable	1,026	498
Deferred income tax asset	2,629	737
Due from affiliates	157	1,584
Reinsurance recoverable	155,613	153,615
Reinsurance derivative asset	4,592	—
Deferred policy acquisition costs	10,205	3,086
Deferred sales inducement costs	34	—
Value of business acquired	3,656	4,346
Intangible assets	50	50
Other assets	141	114
Separate account assets	146,255	136,033
Total assets	$782,850	$547,438

	December 31
	2013	2012
	(In Thousands,
	Except Share Amounts)
Liabilities and stockholder’s equity
Liabilities:
Policy reserves and annuity account values	$440,689	$236,817
Funds withheld	157,082	154,059
Reinsurance derivative liability	—	4,182
Other liabilities	3,518	2,432
Separate account liabilities	146,255	136,033
Total liabilities	747,544	533,523

Stockholder’s equity:
Common stock ($10 par value; 200,000 non-convertible shares authorized, issued, and outstanding)	2,000	2,000
Additional paid-in capital	34,547	9,547
Accumulated other comprehensive (loss) income	(3,106)	139
Retained earnings	1,865	2,229
Total stockholder’s equity	35,306	13,915

Total liabilities and stockholder’s equity	$782,850	$547,438

See accompanying notes.

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Statements of Operations

	Year Ended December 31
	2013	2012	2011
	(In Thousands)
Revenues:
Asset-based fees	$2,625	$2,726	$3,262
Net investment income	3,701	444	356
Net realized/unrealized (losses) gains	(524)	18	—
Other revenues	78	67	—
Total revenues	5,880	3,255	3,618

Benefits and expenses:
Interest credited to annuity account balances	3,353	592	446
Other benefits	169	38	69
Total benefits	3,522	630	515

Commissions and other operating expenses	2,137	1,119	1,089
Amortization of deferred policy acquisition costs, deferred sales inducement costs, and value of business acquired	876	722	827
Total benefits and expenses	6,535	2,471	2,431

(Loss) income before income tax (benefit) expense	(655)	784	1,187
Income tax (benefit) expense	(291)	(227)	359
Net (loss) income	$(364)	$1,011	$828

See accompanying notes.

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Statements of Comprehensive Income

	Year Ended December 31
	2013	2012	2011
	(In Thousands)

Net (loss) income	$(364)	$1,011	$828
Other comprehensive (loss) income, net of income tax
Net unrealized and realized (losses) gains on available-for-sale securities	(3,352)	95	196
Net effect of unrealized gains (losses) on:
Deferred policy acquisition costs and value of business acquired	126	(85)	(48)
Policy reserves and annuity account values	(19)	14	—
Other comprehensive (loss) income	(3,245)	24	148
Comprehensive (loss) income	$(3,609)	$1,035	$976

See accompanying notes.

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Statements of Changes in Stockholder’s Equity

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total Stockholder’s Equity
	(In Thousands)
Balance at January 1, 2011	$2,000	$9,547	$(33)	$390	$11,904
Net income	—	—	—	828	828
Other comprehensive income	—	—	148	—	148
Balance at December 31, 2011	2,000	9,547	115	1,218	12,880
Net income	—	—	—	1,011	1,011
Other comprehensive income	—	—	24	—	24
Balance at December 31, 2012	2,000	9,547	139	2,229	13,915
Capital contribution from parent	—	25,000	—	—	25,000
Net loss	—	—	—	(364)	(364)
Other comprehensive loss	—	—	(3,245)	—	(3,245)
Balance at December 31, 2013	$2,000	$34,547	$(3,106)	$1,865	$35,306

See accompanying notes.

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Statements of Cash Flows

	Year Ended December 31
	2013	2012	2011
	(In Thousands)
Operating activities
Net (loss) income	$(364)	$1,011	$828
Adjustments to reconcile net (loss) income to net cash and cash equivalents (used in) provided by operating activities:
Interest credited to annuity account balances	3,353	592	446
Policy acquisition costs deferred	(7,092)	(2,983)	(137)
Sales inducement costs deferred	(33)	—	—
Amortization of deferred policy acquisition costs, deferred sales inducements, and value of business acquired	876	722	827
Amortization of investment premiums and discounts	(1,324)	(19)	—
Deferred income taxes	237	(817)	392
Net purchases of securities, fair value option	(56,469)	(91,983)	—
Net realized/unrealized losses (gains)	471	(1,128)	—
Other changes in operating assets and liabilities	729	(750)	47
Funds withheld	2,941	153,986	—
Net cash and cash equivalents (used in) provided by operating activities	(56,675)	58,631	2,403

Investing activities
Sales, maturities, or repayments of investments:
Bonds available for sale	56,511	8,934	2,949
Equity securities available for sale	2,053	—	—
	58,564	8,934	2,949
Acquisitions of investments:
Bonds available for sale	(194,276)	(1,499)	(9,151)
Equity securities available for sale	(5,681)	—	—
	(199,957)	(1,499)	(9,151)
Net purchase of short-term investments	(626)	—	—
Net (increase) decrease in policy loans	(31)	22	35
Net cash and cash equivalents (used in) provided by investing activities	(142,050)	7,457	(6,167)

Financing activities
Deposits to annuity account balances	204,854	69,242	2,099
Withdrawals from annuity account balances	(5,707)	(1,082)	(1,776)
Capital contribution from parent	25,000	—	—
Net cash and cash equivalents provided by financing activities	224,147	68,160	323

Increase (decrease) in cash and cash equivalents	25,422	134,248	(3,441)
Cash and cash equivalents at beginning of year	137,368	3,120	6,561
Cash and cash equivalents at end of year	$162,790	$137,368	$3,120

Supplemental disclosures of cash flow information
Cash paid during the year for:
Income taxes	$—	$883	$31

Supplemental disclosures of non-cash information
For the years ended December 31, 2013 and 2012, the Company recognized a change in the reinsurance derivative asset and liability of $(9,257) and $4,971, respectively, which is equal to the change in the unrealized gains or losses on the segregated assets supporting the funds withheld liability and the change in the embedded derivative in the coinsurance agreement with Security Benefit Life Insurance Company. (See Notes 3 and 11).

See accompanying notes.

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements

December 31, 2013

1. Nature of Operations and Significant Accounting Policies

Organization and Operations

First Security Benefit Life Insurance and Annuity Company of New York (the Company) is licensed to transact life insurance business in New York and Kansas and was organized to offer insurance products in New York. The Company’s business activities are concentrated in the sale of fixed annuity products and variable annuity products supported by separate account assets. The Company is a wholly owned subsidiary of Security Benefit Corporation (SBC), which is a wholly owned subsidiary of Guggenheim SBC Holdings, LLC (GSBCH).

Use of Estimates

The preparation of financial statements and accompanying notes in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect amounts reported and disclosed. For example, significant estimates and assumptions are used in the valuation of investments; amortization of deferred policy acquisition costs, deferred sales inducement costs, and the value of business acquired; calculation of liabilities for future policy benefits; and the calculation of income taxes and the recognition of deferred income tax assets and liabilities. Management believes that the estimates used in preparing its financial statements are reasonable and prudent. However, actual results could differ from those estimates.

Recently Adopted Accounting Pronouncements

On January 1, 2012, the Company adopted on a prospective basis Accounting Standards Update (ASU) 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts. ASU 2010-26 clarifies the types of costs incurred by an insurance entity that can be capitalized in the acquisition of insurance contracts. Only those costs incurred which result directly from and are essential to the successful acquisition of new or renewal insurance contracts may be capitalized. Incremental costs related to unsuccessful attempts to acquire insurance contracts must be expensed as incurred. The required disclosures are provided in Note 4.

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

On January 1, 2012, the Company adopted ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, authoritative guidance that clarifies and changes fair value measurement and disclosure requirements. This guidance expands existing disclosure requirements for fair value measurements and includes other amendments but does not require additional fair value measurements. The required disclosures are provided in Note 10.

In 2012, the Company adopted ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, authoritative guidance that changes the presentation of comprehensive income in the financial statements. The new guidance eliminates the presentation options contained in current guidance and instead requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements that show the components of net income and other comprehensive income, including adjustments for items that are reclassified from other comprehensive income to net income. The guidance does not change the items that must be reported in other comprehensive income, or when an item of other comprehensive income must be reclassified to net income. The Company adopted this guidance through two separate but consecutive statements in the financial statements.

In 2012, the Company adopted ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassification of Items Out of Accumulated Other Comprehensive Income in ASU No. 2011-05, authoritative guidance to defer certain provisions included in ASU 2011-05. This guidance defers only those changes in ASU 2011-05 that relate to the presentation of reclassification adjustments to allow the Financial Accounting Standards Board (FASB) time to redeliberate whether to present on the face of the financial statements the effects of reclassification out of accumulated other comprehensive income (AOCI) for all periods presented. The adoption of ASU 2011-12 did not have a material impact on the financial statements.

In 2013, the Company adopted ASU 2012-02, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment, authoritative guidance which provides an entity the option to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. The adoption of ASU 2012-02 did not have a material impact on the financial statements.

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

In 2013, the Company adopted ASU 2013-2, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, authoritative guidance which requires entities to disclose additional information about items reclassified out of AOCI. Entities are required to disclose information regarding changes in AOCI balances by component and significant items reclassified out of AOCI by component either on the face of the income statement or as a separate footnote to the financial statements. The adoption of ASU 2013-2 did not have a material impact on the financial statements.

Investments

Bonds classified as available for sale are carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss in the statement of comprehensive income, with the corresponding adjustments related to deferred policy acquisition costs, policy reserves, and annuity account values and net of applicable income taxes. The adjustment related to deferred policy acquisition costs and policy reserves and annuity account values represents the impact from using a discount rate that would have been required if such unrealized gains or losses had been realized. Premiums and discounts are amortized using the effective interest rate method applied over the estimated lives of the assets adjusted for prepayment activity. If it is determined that a decline in the fair value is other than temporary, unrealized losses are bifurcated between credit- and non-credit-related impairments. Credit-related impairments are recognized in earnings, while non-credit-related impairments are reported as a component of AOCI. The Company has elected to utilize the fair value option for certain financial instruments segregated to support the funds withheld liability.

Equity securities include common stocks and non-redeemable preferred stocks. Equity securities are classified as available for sale and are carried at fair value, with related unrealized gains and losses reflected as a component of other comprehensive income or loss, net of applicable income taxes. The cost of equity securities is adjusted for declines in value that are deemed to be other than temporary, with such impairments reported in the statements of operations as a component of net realized/unrealized gains (losses).

Realized capital gains and losses on sales of investments are determined using the average cost method. In addition, unrealized capital gains and losses related to the fair value option securities are reported as a component of net realized/unrealized gains (losses) in the statement of operations.

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy loans are reported at unpaid principal.

Cash and cash equivalents includes operating cash, other investments with original maturities of 90 days or less, and money market funds principally supported with cash and cash equivalent funds. Short-term investments are carried at market value and represent fixed maturity securities with initial maturities of greater than 90 days but less than one year.

Derivatives

The Company has entered into a coinsurance with funds withheld arrangement containing an embedded derivative whose fair value is based on the change in the fair value of the underlying segregated assets. The embedded derivative within the coinsurance funds withheld arrangement is included in the reinsurance derivative asset/liability on the balance sheets.

The Company issues certain products that contain a derivative that is embedded in the product and must be accounted for under Accounting Standards Codification (ASC) Topic 815, Derivatives and Hedging. Under Topic ASC 815, the Company assesses whether the embedded derivative is clearly and closely related to the host contract. When the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host instrument for measurement purposes. Embedded derivatives, which are reported with the host instrument in the balance sheets in policy reserves and annuity account values, are reported at fair value, with changes in fair value recognized in the statements of operations.

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Deferred Policy Acquisition Costs

To the extent recoverable from future policy revenues and gross profits, incremental direct costs of the contract acquisitions (commissions) as well as certain costs directly related to acquisition activities (underwriting, other policy issuance and processing, and selling costs) for the successful acquisition or renewal of deferred annuity business have been deferred. Sales inducements such as premium or interest bonuses are not included in deferred policy acquisition costs but are instead included in deferred sales inducement costs in the balance sheets. Deferred policy acquisition costs are amortized in proportion to the present value, discounted at the crediting rate, of actual and expected gross profits from investments (gross blended separate account return assumption of 7.69% for all years), mortality, and expense margins. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised. Deferred policy acquisition costs are adjusted for the impact on estimated gross profits of net unrealized gains and losses on bonds, with the adjustment reflected in stockholder’s equity as a component of accumulated other comprehensive income or loss, net of applicable income taxes.

For insurance and annuity contracts, policyholders can elect to modify product benefits, features, rights, or coverage by exchanging a contract for a new contract or by an amendment, an endorsement, or a rider to a contract or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. The Company accounts for internal replacements as a termination of the original contract and an issuance of the new contract. Consistent with this, the Company anticipates these transactions in establishing amortization periods and other valuation assumptions.

Deferred Sales Inducement Costs

Deferred sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize deferred policy acquisition costs.

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Value of Business Acquired

Value of business acquired (VOBA) is an asset that reflects the present value of estimated net cash flows embedded in the insurance contracts that existed at the time of the Company’s change in control. VOBA is amortized in a similar manner to the amortization of deferred policy acquisition costs.

Intangible Assets

In accordance with ASC Topic 350, Intangibles – Goodwill and Other, intangible assets meeting certain criteria are recognized apart from goodwill. This guidance prohibits the amortization of intangible assets with indefinite useful lives. Additionally, the Company assesses whether its indefinite-lived intangible assets are impaired at least annually based on an evaluation of projected cash flows. If impairment exists, the amount of such impairment is calculated based on the estimated fair value of the assets.

Separate Accounts

The separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered for the benefit of contract holders who bear the investment risk. The separate account assets are carried at fair value, and separate account liabilities are carried at an equivalent value. Revenues and expenses related to separate account assets and liabilities, to the extent of benefits paid or provided to the separate account contract holders, are excluded from the amounts reported in the statements of operations. Investment income and gains or losses arising from separate accounts accrue directly to the contract holders and, therefore, are not included in investment income in the accompanying statements of operations. Revenues to the Company from the separate accounts consist principally of contract maintenance charges, administrative fees, and mortality and expense risk charges. The Company also issues variable annuity contracts through separate accounts that include various types of guaranteed minimum death benefit (GMDB), guaranteed minimum withdrawal benefit (GMWB), and guaranteed minimum income benefit (GMIB) features. Certain features of these guarantees are accounted for as embedded derivative reserves, whereas other guarantees are accounted for as benefit reserves. As discussed in Note 11, the embedded derivative reserves are reinsured with Security Benefit Life Insurance Company (SBL), an affiliate.

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy Reserves and Annuity Account Values

Liabilities for future policy benefits for deferred annuity products represent contract values accumulated at interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Crediting rates ranged from 1.00% to 2.30% during 2013, 1.00% to 3.85% during 2012, and 1.25% to 4.10% during 2011. Policy reserves are adjusted for the impact on estimated gross profits of net unrealized gains and losses on bonds, with the adjustment reflected in stockholder’s equity as a component of accumulated other comprehensive income or loss, net of applicable income taxes.

Reinsurance

The Company utilizes reinsurance agreements to manage certain risks associated with the annuity operations and to reduce exposure to large losses. In the accompanying financial statements, premiums, benefits, settlement expenses, and deferred policy acquisition costs are reported net of reinsurance ceded; policy liabilities and accruals are reported gross of reinsurance ceded. Reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to policyholders if the reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers, monitors concentrations of credit risk arising from similar activities or economic characteristics of reinsurers, and requires collateralization of balances where allowable by contract.

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Deferred Income Taxes

Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company’s statements of operations as a component of income tax expense (benefit), is based on the changes in deferred income tax assets or liabilities from period to period (excluding unrealized capital gains and losses on securities available for sale). Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income tax assets depends on generating future taxable income during the periods in which temporary differences become deductible. The Company records a valuation allowance to reduce its deferred income tax assets to an amount that represents management’s best estimate of the amount of such deferred income tax assets that will more likely than not be realized using the enacted tax rates and laws.

Recognition of Revenues

Revenues from deferred annuities consist of policy charges for the mortality and expense risk charge, policy administration charges, and surrender charges assessed against contract holder account balances during the period and are recognized as earned.

Statutory Financial Information

The Company’s statutory-basis financial statements are presented on the basis of accounting practices prescribed or permitted by the New York Department of Financial Services (the Department). The Department has adopted the National Association of Insurance Commissioners’ (NAIC) statutory accounting practices as the basis of its statutory accounting practices.

In addition, the Superintendent of the Department (the Superintendent) has the right to permit other specific practices that may deviate from prescribed practices. “Permitted” statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices.

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Under the laws of the state of New York, the Company is required to maintain a minimum statutory-basis capital and surplus of $6,000,000. Of this amount, $4,000,000, which is the Company’s minimum surplus to policyholders, must be invested in specific types of investments in accordance with New York law.

Statutory capital and surplus of the insurance operations was $30,638,000 and $9,801,000 at December 31, 2013 and 2012, respectively. Statutory net income (loss) of the insurance operations was $(3,824,000), $(2,866,000), and $255,000 for the years ended December 31, 2013, 2012, and 2011, respectively.

The payment of dividends by the Company to its stockholder is limited and can only be made from earned profits unless prior approval is received from the Superintendent. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Superintendent is also subject to restrictions relating to the statutory surplus and net gain from operations. In 2014, the Company is not allowed to pay dividends without prior approval of the Superintendent.

Reclassifications

In the prior year’s balance sheet, the reinsurance derivative liability was reclassified out of reinsurance recoverable and funds withheld to conform to the current year’s presentation.

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

2. Investments

Information as to the amortized cost, gross unrealized gains and losses, and fair values of the Company’s portfolio of bonds and equity securities available for sale as of December 31, 2013 and 2012, is as follows:

	2013
	Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
Available for sale
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$12,468	$—	$948	$11,520
Obligations of government-sponsored enterprises	27,817	87	1,855	26,049
Corporate	33,390	118	1,128	32,380
Obligations of foreign governments	722	—	82	640
Municipal obligations	9,922	9	431	9,500
Commercial mortgage-backed	10,754	29	375	10,408
Residential mortgage-backed	18,145	93	579	17,659
Collateralized debt obligations	2,020	36	22	2,034
Other asset-backed obligations	32,806	195	85	32,916

Total bonds	$148,044	$567	$5,505	$143,106
Equity securities:
Financial	$3,611	$—	$249	$3,362
Total equity securities	$3,611	$—	$249	$3,362

	2012
	Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
Available for sale
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$1,091	$2	$—	$1,093
Obligations of government-sponsored enterprises	9,276	366	1	9,641
Total bonds	$10,367	$368	$1	$10,734

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

2. Investments (continued)

For bonds and equity securities with unrealized losses as of December 31, 2013, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are summarized as follows:

	December 31, 2013
	Less Than 12 Months		Greater Than or Equal to 12 Months		Total
	Carrying Amount	Gross Unrealized Losses	Carrying Amount	Gross Unrealized Losses	Carrying Amount	Gross Unrealized Losses
	(In Thousands)
Bonds, available for sale:
U.S. Treasury securities and other U.S. government corporations and agencies	$11,520	$948	$—	$—	$11,520	$948
Obligations of government-sponsored enterprises	20,525	1,854	96	1	20,621	1,855
Corporate	25,852	1,128	—	—	25,852	1,128
Obligations of foreign governments	641	82	—	—	641	82
Municipal obligations	7,661	431	—	—	7,661	431
Commercial mortgage-backed	7,580	375	—	—	7,580	375
Residential mortgage-backed	14,009	579	—	—	14,009	579
Collateralized debt obligations	805	22	—	—	805	22
Other asset-backed obligations	11,673	85	—	—	11,673	85
Total bonds, available for sale	$100,266	$5,504	$96	$1	$100,362	$5,505
Total equity securities available for sale	$3,362	$249	$—	$—	$3,362	$249

At December 31, 2013, the Company held $100.4 million in available-for-sale fixed maturity securities with unrealized losses of $5.5 million. The Company’s portfolio consists of fixed maturity securities where 85% are investment grade (rated AAA through BBB-). For those securities that have been in a loss position for less than 12 months, the Company holds 183 securities with a carrying value of $100.3 million and unrealized losses of $5.5 million. Of this portfolio, 85% were investment grade (rated AAA through BBB-) at December 31, 2013. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in spreads since the securities were acquired.

At December 31, 2012, the Company had three securities in an unrealized loss position. Unrealized losses on these securities were approximately $1,000 with a related fair value of $186,000. At December 31, 2012, the Company’s portfolio consisted entirely of investment grade (rated AAA) fixed maturity securities.

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

2. Investments (continued)

The Company closely monitors those securities where impairment concerns may exist. The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include the following: (1) the length of time the fair value has been below cost; (2) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (3) for fixed maturity securities, the Company’s intent to sell a security or whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis, and in the case of equity securities, the Company’s ability and intent to hold the security until it recovers in value; and (4) in the evaluation of the potential impairment of asset-backed securities, several factors are taken into account, including cash flow, collateral sufficiency, liquidity, and economic conditions. With respect to equity securities, the Company considers in its other-than-temporary impairment analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost. Based upon this evaluation, it was determined that the Company has the ability and intent to hold these investments until a recovery of fair value. To the extent the Company determines that an equity security is deemed other-than-temporarily impaired, the difference between amortized cost and fair value is charged to earnings. The Company recognizes an other-than-temporary impairment of the difference between the amortized cost and fair value for debt securities in net income if the Company intends to sell the security or it is more likely than not the Company will be required to sell the security before the recovery of the amortized cost basis. For debt securities that the Company does not expect to recover the amortized cost basis, does not plan to sell, and it is not more likely than not that the Company would be required to sell the security before recovery of the amortized cost basis, the other-than-temporary impairment is bifurcated. The credit portion of the loss is recognized in net income, and the noncredit portion is recognized in other comprehensive income.

The credit loss component of a debt security impairment is estimated as the difference between amortized cost and the present value of the expected cash flows of the security. The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security. For fixed rate securities, the present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security just prior to impairment. For variable rate securities, the present value is determined using the best estimate cash flows discounted at the variable rate that exists as of the date the cash flow estimate is made. The asset-backed securities cash flow estimates are based on bond-specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

2. Investments (continued)

severity, prepayment speeds, and structural support, including subordination and guarantees. For the following reasons, the Company did not consider these investments to be other-than-temporarily impaired at December 31, 2013: the Company expects to recover its amortized costs; the Company did not intend to sell the fixed maturity available-for-sale securities with unrealized losses; and it was not more likely than not that the Company would be required to sell these securities before recovery of the amortized cost, which may be maturity.

The amortized cost and fair value of bonds available for sale at December 31, 2013, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Amortized	Fair
	Cost	Value
	(In Thousands)
Due after one year through five years	$4,443	$4,424
Due after five years through ten years	30,089	29,168
Due after ten years	21,970	20,448
Mortgage-backed and other asset-backed securities	91,542	89,066
	$148,044	$143,106

At December 31, 2013, bonds available for sale with a fair value of $564,000 were held in joint custody with the New York Department of Financial Services to comply with statutory regulations.

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

2. Investments (continued)

Major categories of net investment income are summarized as follows for the years ended December 31:

	2013	2012	2011
	(In Thousands)
Interest on bonds – available for sale	$3,516	$436	$341
Interest on equities – available for sale	157	—	—
Interest on bonds – fair value option	6,500	3,449	—
Other	28	8	15
Total	10,201	3,893	356
Ceded to reinsurer	(6,500)	(3,449)	—
Net investment income	$3,701	$444	$356

Proceeds from the sale of bonds and equity securities available for sale and realized gains and losses are as follows for the years ended December 31:

	2013	2012	2011
	(In Thousands)
Proceeds from sales	$58,564	$3,688	$—
Gross realized gains	417	83	—
Gross realized losses	947	—	—

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

2. Investments (continued)

Net realized/unrealized (losses) gains, net of ceded reinsurance gains and associated amortization of deferred policy acquisition costs and VOBA consist of the following for the years ended December 31:

	2013	2012
	(In Thousands)
Realized (losses) gains, available for sale:
Bonds	$(491)	$83
Equity securities	(39)	—
Total realized (losses) gains, available for sale	(530)	83

Realized gains, fair value option:
Bonds	53	1,037
Equity securities	—	73
Total realized gains, fair value option	53	1,110

Holding gains (losses):
Bonds, fair value option	(9,030)	4,913
Equity securities, fair value option	(227)	58
Embedded derivative on reinsurance contract	9,257	(4,971)
Total holding gains (losses)	—	—
	(477)	1,193

Related impact on deferred policy acquisition costs and VOBA	6	(65)
Net ceded reinsurance gains	(53)	(1,110)
Net realized/unrealized (loss) gains	$(524)	$18

The Company did not have any realized gains or losses for the year ended December 31, 2011.

At December 31, 2013, the Company had securities and cash pledged with a market value of approximately $8,733,000 as collateral in relation to its reinsurance agreement (see Note 11).

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

3. Derivative Instruments

The Company recognizes all derivative instruments, such as embedded derivatives, in the balance sheets at fair value.

The Company entered into a coinsurance with funds withheld arrangement with Guggenheim Life and Annuity Company (GLAC), an affiliate (see Note 11). Under ASC Topic 815, Derivatives and Hedging, the Company’s funds withheld liability contains an embedded derivative that requires bifurcation due to credit risks the reinsurer is assuming that are not clearly and closely related to the creditworthiness of the Company. The embedded derivative has characteristics similar to a total return swap; as the Company cedes the total return on a designated investment portfolio to the reinsurer, the reinsurer assumes the interest credited to the policyholders on the policies covered by the agreements, which is relatively fixed. The value of the embedded derivative in the funds withheld liability is equal to the value of the unrealized gains or losses on the segregated assets which support the liability

The Company has certain variable annuity guaranteed living benefits (GLB) products with a GMWB feature that is an embedded derivative. The Company have reinsured 100% of this GLB feature with SBL. Certain features of this guarantee have elements of both insurance benefits accounted for under the Financial Services – Insurance – Claim Costs and Liabilities for Future Policy Benefits Subtopic of the FASB ASC, and embedded derivatives accounted for under the Derivatives and Hedging and Fair Value Measurements and Disclosures Topics of the FASB ASC. The value of the embedded derivative reserve and the benefit reserve are calculated based on the specific characteristics of the GLB feature.

The fair value of the embedded derivative for GMWB feature is included in policy reserves and annuity account values on the balance sheets. The fair value of the embedded derivative within the coinsurance funds withheld and coinsurance arrangements is included in the reinsurance derivative asset and liability on the balance sheets.

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

3. Derivative Instruments (continued)

The fair value of the Company’s derivative instruments classified as assets and liabilities in the balance sheets as of December 31 is as follows:

	Derivative Asset		Derivative Liability
	2013	2012	2013	2012
	(In Thousands)
Embedded derivatives:
GMWB reserve	$—	$—	$306	$789
Reinsurance contracts	4,592	—	—	4,182
Total derivative instruments	$4,592	$—	$306	$4,971

The changes in the market value of the embedded derivative for the GMWB reserve is included in interest credited to annuity account balances on the statements of operations. The change in the fair value of the embedded derivative within the coinsurance funds withheld arrangement is included in net realized/unrealized gains (losses) in the statements of operations. The change in the fair value of the embedded derivative coinsurance arrangement with SBL is included in interest credited to annuity account balances in the statements of operations.

The following table shows the change in the fair value of derivatives in the statements of operations for the years ended December 31:

	2013	2012	2011
	(In Thousands)
Embedded derivatives:
GMWB reserve	$483	$22	$120
Reinsurance contract	8,774	(4,993)	(120)
Total change in derivative instruments	$9,257	$(4,971)	$—

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

4. Deferred Policy Acquisition Costs

An analysis of the deferred policy acquisition costs asset balance is presented below for the years ended December 31:

	2013	2012	2011
	(In Thousands)
Balance at beginning of the year	$3,086	$124	$38
Cost deferred during the year	7,092	2,983	137
Imputed interest	296	30	9
(Amortized) accreted to expense	(394)	70	(26)
Effect of realized gains	—	(31)	—
Effect of unrealized gains	125	(90)	(34)
Balance at end of the year	$10,205	$3,086	$124

The Company would have deferred costs of $3,064,000 for the year ended December 31, 2012, based on assumptions utilized prior to the adoption of ASU 2010-26.

5. Deferred Sales Inducements

An analysis of the deferred sales inducement costs asset balance is presented below for the year ended December 31:

2013
(In Thousands)
Balance at beginning of the year	$—
Costs deferred	33
Accreted to expense	1
Balance at end of the year	$34

There were no deferred sales inducements capitalized for the years ended December 31, 2012 and 2011.

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

6. Value of Business Acquired

The Company recorded VOBA that is being amortized in a similar manner to the deferred policy acquisition costs. An analysis of VOBA and associated amortization is presented below for the years ended December 31:

	2013	2012	2011
	(In Thousands)
Balance at beginning of the year	$4,346	$5,188	$6,044
Imputed interest	213	292	337
Amortized to expense	(992)	(1,114)	(1,147)
Effect of realized loss (gain)	6	(34)	—
Effect of unrealized loss (gain)	83	14	(46)
Balance at end of the year	$3,656	$4,346	$5,188

The weighted average amortization period is 20 years for VOBA.

The expected future amortization schedule for the next five years based on current assumptions is expected to be as follows (in thousands):

2014	$482
2015	390
2016	306
2017	255
2018	226

First Security Benefit Life Insurance and Annuity Company of New York

(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

7. Other Comprehensive Income (Loss)

The components of other comprehensive income (loss) are as follows:

	Pre-Tax	Tax	After-Tax
	(In Thousands)
Other comprehensive income for the year ended December 31, 2011:
Unrealized gains on available-for-sale securities	$324	$(128)	$196
Effect on deferred policy acquisition costs and VOBA	(79)	31	(48)
Total other comprehensive income for the period ended December 31, 2011	$245	$(97)	$148

Other comprehensive income for the year ended December 31, 2012:
Unrealized gains on available-for-sale securities	$188	$(82)	$106
Reclassification adjustment for gains included in net income	(18)	7	(11)
Effect on deferred policy acquisition costs and VOBA	(141)	56	(85)
Effect on policy reserves and annuity account values	22	(8)	14
Total other comprehensive income for the period ended December 31, 2012	$51	$(27)	$24

Other comprehensive loss for the year ended December 31, 2013:
Unrealized losses on available-for-sale securities	$(6,080)	$2,408	$(3,672)
Reclassification adjustment for losses included in net income	530	(210)	320
Effect on deferred policy acquisition costs and VOBA	208	(82)	126
Effect on policy reserves and annuity account values	(32)	13	(19)
Total other comprehensive loss for the period ended December 31, 2013	$(5,374)	$2,129	$(3,245)

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

7. Other Comprehensive Income (Loss) (continued)

Accumulated Other Comprehensive Income

Unrealized
Gains (Losses)
on Available-
for-Sale
Securities
(In Thousands)
Accumulated other comprehensive loss at January 1, 2011	$(33)

Other comprehensive income	148
Accumulated other comprehensive income at December 31, 2011	115

Other comprehensive income before reclassifications	35
Reclassification adjustment for gains included in net income (1)	(11)
Accumulated other comprehensive income at December 31, 2012	139

Other comprehensive loss before reclassifications	(3,565)
Reclassification adjustment for losses included in net income (1)	320
Accumulated other comprehensive loss at December 31, 2013	$(3,106)

(1)	The amounts reclassified from accumulated other comprehensive income (loss) are included in net realized/unrealized (losses) gains and income tax expense on the statements of operations.

8. Income Taxes

For the years ended December 31, 2013, 2012, and 2011, the Company filed separate federal and state income tax returns. With few exceptions, the Company is no longer subject to U.S. federal and state examinations by tax authorities for years before 2010. The Internal Revenue Service (IRS) is not currently examining any of the Company’s federal tax returns.

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

8. Income Taxes (continued)

The provision for income taxes includes current federal and state income tax expense or benefit and deferred income tax expense or benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities. Such deferred income taxes relate principally to reserves, deferred policy acquisition costs, VOBA, and unrealized capital gains and losses on bonds available for sale.

The Company recognizes interest and penalties related to the unrecognized tax benefits in interest expense as a component of other operating expense. For the years ended December 31, 2013, 2012, and 2011, there were no interest or penalties recognized.

At December 31, 2013 and 2012, the Company has no unrecognized tax benefits.

Income tax expense (benefit) on the statements of operations consists of the following for the years ended December 31:

	2013	2012	2011
	(In Thousands)
Current tax (benefit) expense	$(528)	$590	$(33)
Deferred tax expense (benefit)	237	(817)	392
Income tax expense (benefit)	$(291)	$(227)	$359

The provision for income taxes differs from the amount computed at the statutory federal income tax rate due primarily to the dividends received deduction (DRD), state income taxes, and change in valuation allowance.

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

8. Income Taxes (continued)

Deferred income tax assets and liabilities consist of the following as of December 31:

	2013	2012
	(In Thousands)
Deferred income tax assets:
Future policy benefits	$2,850	$2,156
Investment losses	4,221	—
Reinsurance derivative	—	1,998
Deferred policy acquisition costs	—	354
Net operating loss	687	268
Other	3	—
Total deferred income tax assets	7,761	4,776
Valuation allowance	(72)	—
Net deferred income tax assets	7,689	4,776

Deferred income tax liabilities:
Deferred policy acquisition costs	1,667	—
Value of business acquired	1,448	1,722
Investment gains	119	2,269
Reinsurance derivative	1,796	—
Other	30	48
Total deferred income tax liabilities	5,060	4,039
Net deferred income tax asset	$2,629	$737

The Company assesses the available positive and negative evidence surrounding the recoverability of the deferred income tax assets and applies its judgment in estimating the amount of valuation allowance necessary under the circumstances. The Company recorded a valuation allowance of $72,000 at December 31, 2013, and $0 at December 31, 2012.

At December 31, 2013, there is a net operating loss (NOL) of $1,551,000 that is available to offset future income. The NOL will expire in 2023.

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

9. Related-Party Transactions

During the years ended December 31, 2013, 2012, and 2011, the Company received $232,000, $248,000, and $327,000, respectively, from affiliates for revenue sharing fees. These revenues are included in asset-based fees in the statements of operations.

During the years ended December 31, 2013, and 2012, the Company received $78,000 and $67,000, respectively, from affiliates for administrative services. The Company did not receive any amounts during the year ended December 31, 2011. These fees are included in other revenues on the statements of operations.

During the years ended December 31, 2013, 2012, and 2011, the Company paid $692,000, $337,000, and $174,000, respectively, to affiliates for providing management and administrative services. These expenses are included in commissions and other operating expenses in the statements of operations.

The Company has contracted with Guggenheim Partners Investment Management, LLC (GPIM), an affiliate, to perform investment advisory services. During the years ended December 31, 2013, 2012, and 2011, the Company paid fees of $294,000, $44,000 and $14,000, respectively, for the services performed. These fees are included in commissions and other operating expenses in the statements of operations.

The Company had receivables from its affiliates of $157,000 and $1,584,000 as of December 31, 2013, and 2012, respectively.

During the year ended December 31, 2013, the Company received $25,000,000 in capital contributions from SBC.

10. Fair Value Measurements

Fair Value Hierarchy

In accordance with FASB ASC Topic 820, Fair Value Measurements and Disclosures, the Company groups its financial assets and liabilities measured at fair value in three levels based on the inputs and assumptions used to determine the fair value. These levels are as follows:

Level 1 – Valuations are based upon unadjusted quoted prices for identical instruments traded in active markets. Level 1 assets include certain cash equivalents and separate account assets.

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

10. Fair Value Measurements (continued)

Level 2 – Valuations are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which significant assumptions are observable in the market. Level 2 assets include U.S. Treasury securities, other U.S. government securities, equity securities, and debt securities and certain asset-backed and mortgage-backed securities that are model-priced by vendors using inputs that are observable or derived principally from or corroborated by observable market data.

Level 3 – Valuations are generated from techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect the Company’s assumptions that market participants would use in pricing the asset or liability. Valuation techniques include the use of discounted cash flow models, spread-based models, and similar techniques using the best information available in the circumstances. Level 3 assets include certain debt securities and asset-backed securities priced using broker quotes or other methods that use unobservable inputs. Level 3 liabilities include embedded derivative instruments.

Determination of Fair Value

Under ASC Topic 820, the Company bases fair values on the price that would be received to sell an asset (exit price) or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is the Company’s policy to maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements, in accordance with the fair value hierarchy in ASC Topic 820.

Cash Equivalents

Cash equivalents include fixed maturities with an original maturity of 90 days or less and money market accounts. The cash equivalents based on quoted market prices are included in Level 1 assets. When quoted prices are not available, the Company utilizes an independent pricing service, and the reviews are consistent with the fixed maturities process.

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

10. Fair Value Measurements (continued)

Fixed Maturities

Fixed maturities include bonds and asset-backed securities. Fair values for fixed maturities are based on quoted market prices, if available. The assets based on quoted market prices are included in Level 1 assets.

For fixed maturities not actively traded, the Company’s top priority is to obtain fair values from independent pricing services. The Company has regular interactions with its investment advisor, GPIM, to understand the pricing methodologies used and to confirm the prices are utilizing observable inputs. The pricing methodologies will vary based on the asset class and include inputs such as estimated cash flows, reported trades, broker quotes, credit quality, industry, and economic events. Fixed maturities with fair values obtained from pricing services, applicable market indices, or internal models with substantially all observable inputs are included in Level 2.

The Company will obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information if the Company is not able to utilize Level 1 or 2 sources. These assets are included in Level 3 and can include fixed maturities across all categories.

Equity Securities

Equity securities include nonredeemable preferred stock. Fair values of equity securities are determined using quoted prices in active markets for identical assets when available, which are included in Level 1. When quoted prices are not available, the Company utilizes internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices; therefore, the assets are included in Level 2. Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities. These assets are included in Level 3.

Short-term investments

Short-term investments include fixed maturities with an original maturity greater than 90 days but less than one year. Fair values of short-term investments are determined in a manner consistent with the fixed maturities process previously discussed.

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

10. Fair Value Measurements (continued)

Separate Account Assets

Fair values of equity securities within the separate accounts are determined using quoted prices in active markets for identical assets, and are reflected in Level 1.

Reinsurance derivative asset/liability

The fair value of the reinsurance derivative is estimated based on the fair value of the assets supporting the funds withheld liability under the coinsurance funds withheld arrangement or based on the fair value of the investment contract guarantee embedded derivative. These assets/liabilities are included in Level 3.

Embedded derivatives – Investment contract guarantees

The Company records guarantees for annuity contracts containing guaranteed riders for GMWBs as derivative instruments. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contacts. The cash flow estimates are produced using stochastic techniques under the variety of market returns scenarios and other best estimate assumptions. These liabilities are included in Level 3.

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

10. Fair Value Measurements (continued)

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents categories reported at fair value on a recurring basis as follows:

	December 31, 2013
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Cash equivalents	$89,999	$89,999	$—	$—
Bonds:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	17,778	—	17,778	—
Obligations of government-sponsored enterprises	36,091	—	34,474	1,617
Corporate	103,219	—	88,095	15,124
Obligations of foreign governments	1,923	—	1,923	—
Municipal obligations	29,662	—	29,662	—
Commercial mortgage-backed	19,038	—	14,927	4,111
Residential mortgage-backed	24,014	—	24,014	—
Collateralized debt obligations	2,788	—	—	2,788
Other asset-backed obligation	53,307	—	35,619	17,688
Total bonds	287,820	—	246,492	41,328
Equity securities:
Financial	5,118	—	5,118	—
Short-term investments	630	—	630	—
Reinsurance derivative asset	4,592	—	—	4,592
Separate account assets	146,255	146,255	—	—
Total assets	$534,414	$236,254	$252,240	$45,920

Liabilities:
Embedded derivatives:
GMWB reserve	$306	$—	$—	$306
Total liabilities	$306	$—	$—	$306

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

10. Fair Value Measurements (continued)

	December 31, 2012
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Cash equivalents	$127,814	$9,215	$118,599	$—
Bonds:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	1,093	—	1,093	—
Obligations of government-sponsored enterprises	14,261	—	14,261	—
Corporate	51,427	—	47,843	3,584
Municipal obligations	18,284	—	18,284	—
Commercial mortgage-backed	3,346	—	1,770	1,576
Residential mortgage-backed	231	—	231	—
Other asset-backed obligations	19,618	—	11,655	7,963
Total bonds	108,260	—	95,137	13,123
Equity securities:
Financial	780	—	780	—
Separate account assets	136,033	136,033	—	—
Total assets	$372,887	$145,248	$214,516	$13,123

Liabilities:
Embedded derivatives:
GMWB reserves	$789	$—	$—	$789
Reinsurance derivative liability	4,182	—	—	4,182
Total liabilities	$4,971	$—	$—	$4,971

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

10. Fair Value Measurements (continued)

Changes in Level 3 Fair Value Measurements

The reconciliation for all Level 3 assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs for the year ended December 31, 2013, is as follows:

		Total Realized/Unrealized Gains and Losses					Change in Unrealized Gains and
	Balance at January 1, 2013	Included in Net Income(1)	Included in Other Comprehensive Income	Purchases, Issuances, Sales, and Settlements	Transfers	Balance at December 31, 2013	Losses in Net Income for Positions Still Held
	(In Thousands)
Assets:
Bonds:
Obligations of government-sponsored enterprises	$—	$1	$(36)	$1,204	$448	$1,617	$—
Corporate	4,282	(351)	(195)	11,563	(175)	15,124	(344)
Commercial mortgage-backed	1,576	(156)	(11)	2,702	—	4,111	(185)
Collateralized debt obligations	—	32	13	2,743	—	2,788	(11)
Other asset-backed obligation	7,265	14	127	14,026	(3,744)	17,688	(214)
Total bonds	13,123	(460)	(102)	32,238	(3,471)	41,328	(754)

Reinsurance derivative asset	—	4,592	—	—	—	4,592	4,592
Total assets	$13,123	$4,132	$(102)	$32,238	$(3,471)	$45,920	$3,838

Liabilities:
Embedded derivatives:	_	_	_	_
GMWB reserves	$789	$(483)	$—	$—	$—	$306	$(483)
Reinsurance derivative liability	4,182	(4,182)	—	—	—	—	(4,182)
Total liabilities	$4,971	$(4,665)	$—	$—	$—	$306	$(4,665)

(1)
Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized/unrealized gains (losses) within the statements of operations. The changes in the market value of the embedded derivatives for the GMWB reserves are included in interest credited to annuity account balances on the statements of operations.

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

10. Fair Value Measurements (continued)

The details of the Level 3 purchases, issuances, sales, and settlements for the year ended December 31, 2013, is as follows:

	Purchases	Issuances	Sales	Settlements	Net
	(In Thousands)
Assets:
Bonds:
Obligations of government-sponsored enterprises	$1,206	$—	$2	$—	$1,204
Corporate	11,907	—	344	—	11,563
Commercial mortgage-backed	3,515	—	813	—	2,702
Collateralized debt obligations	3,162	—	419	—	2,743
Other asset-backed obligations	14,554	—	528	—	14,026
Total assets	$34,344	$—	$2,106	$—	$32,238

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

10. Fair Value Measurements (continued)

The reconciliation for all Level 3 assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs for the year ended December 31, 2012, is as follows:

		Total Realized/Unrealized Gains and Losses					Change in Unrealized Gains and
	Balance at January 1, 2012	Included in Net Income(1)	Included in Other Comprehensive Income	Purchases, Issuances, Sales, and Settlements	Transfers	Balance at December 31, 2012	Losses In Net Income for Positions Still Held
	(In Thousands)
Assets:
Bonds:
Corporate	$—	$94	$—	$4,188	$—	$4,282	$94
Commercial mortgage-backed	—	29	—	1,547	—	1,576	29
Other asset-backed obligation	—	312	—	6,953	—	7,265	312
Total bonds	—	435	—	12,688	—	13,123	435
Reinsurance derivative asset	811	(811)	—	—	—	—	(811)
Total assets	$811	$(376)	$—	$12,688	$—	$13,123	$(376)

Liabilities:
Embedded derivatives:
GMWB reserves	$811	$(22)	$—	$—	$—	$789	$(22)
Reinsurance derivative liability	—	4,182	—	—	—	4,182	4,182
Total liabilities	$811	$4,160	$—	$—	$—	$4,971	$4,160

The details of the Level 3 purchases, issuances, sales, and settlements for the year ended December 31, 2012, is as follows:

	Purchases	Issuances	Sales	Settlements	Net
	(In Thousands)
Assets:
Bonds:
Corporate	$4,254	$—	$(66)	$—	$4,188
Commercial mortgage-backed	1,551	—	(4)	—	1,547
Other asset-backed obligation	6,967	—	(14)	—	6,953
Total assets	$12,772	$—	$(84)	$—	$12,688

(1)
Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized/unrealized gains (losses) within the statements of operations. The changes in the market value of the embedded derivatives for the GMWB reserves are included in interest credited to annuity account balances on the statements of operations.

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

10. Fair Value Measurements (continued)

Transfers

Transfers of assets and liabilities measured at fair value on a recurring basis between hierarchy levels for the year ended December 31, 2013, are as follows:

	Transfers Out of Level 1 Into Level 2	Transfers Out of Level 1 Into Level 3	Transfers Out of Level 2 Into Level 1	Transfers Out of Level 2 Into Level 3	Transfers Out of Level 3 Into Level 1	Transfers Out of Level 3 Into Level 2
	(In Thousands)
Assets:
Bonds:
Obligations of government-sponsored enterprises	$—	$—	$—	$448	$—	$—
Corporate	—	—	—	—	—	175
Other asset-backed obligation	—	—	—	225	—	3,969
Total Bonds	$—	$—	$—	$673	$—	$4,144

The Company did not have any transfers into or out of Levels 1, 2, or 3 for the years ended December 31, 2012 and 2011. The transfers between levels are determined as of the end of the period for which the transfer was completed.

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

10. Fair Value Measurements (continued)

Quantitative Information about Level 3 Fair Value Measurements

The following tables provide quantitative information about the significant unobservable inputs used for recurring fair value measurements categorized within Level 3, excluding assets and liabilities for which significant unobservable inputs primarily consist of those valued using broker quotes.

	As of December 31, 2013
	Assets / Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average]
	(In Thousands)
Assets:
Bonds:
Obligations of government-sponsored enterprises	$449	Comparable price	Trade price	90 basis points (bps)
Corporate	4,927	Discounted cash flow	Credit spread	140–412 [279] bps
Other asset-backed obligation	249	Discounted cash flow	Credit spread	389 bps
Total bonds	5,625
Reinsurance derivative asset	4,592	See Note (1)
Total assets	$10,217

Liabilities:
Embedded derivatives:		Discounted cash flow	Own credit spread	144 bps
GMWB reserves			Long-term equity
	$306		market volatility	Market consistent
Total liabilities	$306

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

10. Fair Value Measurements (continued)

	As of December 31, 2012
	Assets/ Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average]
	(In Thousands)
Assets:
Bonds:
Corporate	$1,441	Discounted cash flow	Credit spread	269–416 [346] bps
Commercial mortgage-backed	716	Discounted cash flow	Credit spread	653 bps
Other asset-backed obligation	699	Discounted cash flow	Credit spread	325 bps
Total bonds	2,856
Total assets	$2,856

Liabilities:
Embedded derivatives:
GMWB reserves	$789	Discounted cash flow	Own credit spread	195 bps
			Long-term equity
			market volatility	Market consistent
			Risk margin	500 bps
Reinsurance derivative liability	4,182	See Note (1)
Total liabilities	$4,971

(1)	Equal to the net unrealized gains or losses on the underlying assets held in trust to support the funds withheld liability and GMWB reserves ceded to SBL (see Note 3).
(2)	The tables above exclude certain securities for which the fair value of $35,703,000 and $10,267,000 as of December 31, 2013 and 2012, respectively, was based on non-binding broker quotes.

Market comparable discount rates are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. Increases or decreases in the credit spreads on the comparable assets could cause the fair value of assets to significantly decrease or increase, respectively. Additionally, the Company may adjust the base discount rate or the modeled price by applying an illiquidity premium given the highly structured nature of certain assets. Increases or decreases in this illiquidity premium could cause significant decreases or increases, respectively, in the fair value of the asset.

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

10. Fair Value Measurements (continued)

Increases or decreases in market volatilities of the underlying assets supporting the funds withheld liability could cause significant increases or decreases, respectively, in the fair value of the embedded derivatives.

Financial Instruments Not Reported at Fair Value

The carrying value and estimated fair value of financial instruments not recorded at fair value on a recurring basis but required to be disclosed at fair value are as follows:

	December 31, 2013
			Fair Value Hierarchy Level
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets (liabilities):
Policy loans	$99	$99	$—	$—	$99
Individual and group annuities	(275,683)	(237,356)	—	—	(237,356)
Separate account liabilities	(146,255)	(146,255)	(146,255)	—	—

	December 31, 2012
			Fair Value Hierarchy Level
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets (liabilities):
Policy loans	$68	$69	$—	$—	$69
Individual and group annuities	(76,010)	(65,920)	—	—	(65,920)
Separate account liabilities	(136,033)	(136,033)	(136,033)	—	—

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments not measured at fair value but for which fair value is disclosed:

Policy loans – Fair values for policy loans are estimated using discounted cash flow analyses based on market interest rates for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

10. Fair Value Measurements (continued)

Individual and group annuities – The fair values of the Company’s reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analyses based on risk-free rates, nonperformance risk, and a risk margin. Investment-type insurance contracts include annuity and other policy contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing in the balance sheets. Insurance contracts include annuity and other policy contracts that do involve significant mortality or morbidity risk. The fair values for insurance contracts, other than investment-type contracts, are not required to be disclosed.

Separate account liabilities – The fair values of the separate account liabilities are estimated based on the fair value of the related separate account assets, as these are considered to be pass-through contracts. As the applicable separate account assets are already reflected at fair value, any adjustment to the fair value of the block is an assumed adjustment to the separate account liabilities.

11. Reinsurance

Principal reinsurance assumed transactions are summarized as follows for the years ended December 31:

	2013	2012
	(In Thousands)

Premiums received	$205	$13,544
Commissions paid	$—	$611
Claims paid	$—	$—
Surrenders paid	$624	$9,974

The Company did not assume any reinsurance for the year ended December 31, 2011.

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

11. Reinsurance (continued)

Principal reinsurance ceded transactions are summarized as follows for the years ended December 31:

	2013	2012	2011
	(In Thousands)
Reinsurance ceded:
Premiums paid	$17,688	$16,283	$1
Commissions received	$717	$733	$—
Claim recoveries	$2	$10	$2
Surrenders recovered	$21,735	$11,624	$1

All of the Company’s individual life insurance and the living benefit riders are reinsured 100% with SBL.

Effective January 26, 2012, the Company entered into a coinsurance agreement with a non-affiliated entity for certain group fixed annuity contracts having reserves of $143,537,000. At the same time, the Company entered into an indemnity retrocession agreement on a funds withheld basis with GLAC, whereby the Company ceded and GLAC reinsured on an indemnity basis the same group fixed annuity contracts. Under the agreement with GLAC, the Company established a funds withheld liability of $143,537,000.

Effective May 15, 2012, certain of the group fixed annuity contracts covered by the coinsurance agreement noted above were assumed by the Company through an assumption reinsurance agreement. The assumed contracts continue to be ceded to GLAC under the indemnity retrocession agreement.

As of December 31, 2013 and 2012, the value of the Company’s funds withheld under the indemnity retrocession agreement with GLAC was $157,082,000 and $154,059,000. This amount is included in the funds withheld liability on the balance sheet.

At December 31, 2013 and 2012, the Company had established receivables totaling $155,919,000 and $154,404,000 respectively, for reserve credits, reinsurance claims, and other receivables from its reinsurers. Life insurance in force ceded at December 31, 2013 and 2012, was $156,000 and $182,000, respectively.

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

12. Guaranteed Benefit Features

The Company offers variable annuity contracts for which investment income and gains and losses on separate account investments accrue directly to, and the investment risk is borne by, the contract holder. As part of these variable annuity contracts, the Company provides guarantees for the benefit of annuity contract holders. The primary guarantees provided to annuity contract holders are the GMDB, GMWB, and GMIB.

The GMDB provides a specific minimum return upon death. The Company offers two primary GMDB types:

•	Return of premium death benefit provides the greater of account value or total deposits to the contract less any reductions due to partial withdrawals.

•
Step-up death benefit provides the greater of a return of premium death benefit or the largest account value on a specified policy anniversary that occurs prior to a specified age adjusted for withdrawals. Currently, the Company offers products where the specified policy anniversary is either annual or five-year. For most contracts, the GMDB locks in at an age specified in the contract (this age varies by product).

The following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts as of December 31:

	2013			2012
	Account Value	Net Amount at Risk	Weighted- Average Attained Age	Account Value	Net Amount at Risk	Weighted- Average Attained Age
	(Dollars in Thousands)
Return of premium	$78,759	$723	66	$75,839	$1,779	65
Step-up	66,495	2,421	66	62,540	5,823	66
Total GMDB	$145,254	$3,144	66	$138,379	$7,602	66

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

12. Guaranteed Benefit Features (continued)

The liabilities for GMDBs on variable annuity contracts reflected in the general account as of December 31, 2013 and 2012, were $1,160,000 and $1,323,000, respectively. These liabilities are included in the policy reserves and annuity account values in the balance sheets. The GMWB and GMIB liabilities are 100% reinsured to SBL, so no net liabilities for these benefits are reflected in the general account as of December 31, 2013 and 2012. The Company’s GMDB and GMIB reserves are equal to the current benefit ratio multiplied by the cumulative assessments less cumulative excess death benefit payments plus accrued interest. The current benefit ratio is equal to the present value of excess payments divided by the present value of expected assessments.

The Company recalculates its GMDB, GMWB, and GMIB reserves at each reporting date, and the resulting change in liability is recognized in the income statement as benefit expense.

The Company regularly reviews the assumptions used in the GMDB, GMWB, and GMIB reserve calculations and adjusts the assumptions as actual experience or other evidence suggests that earlier assumptions should be revisited. The Company’s reserve calculation uses assumptions consistent with its deferred policy acquisition cost model.

The following assumptions were used to determine the GMDB and GMIB reserves as of December 31, 2013 and 2012:

•	Data used was based on a combination of historical numbers and future projections involving 500 stochastic scenarios.

•	Mean long-term gross blended separate account growth rate of 7.69% for 2013 and 8.5% for 2012.

•	Long-term equity volatility of 18%.

•	Long-term bond volatility of 5%.

•	Mortality is 100% of Annuity 2000 table.

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

12. Guaranteed Benefit Features (continued)

•	Asset fees are equal to fund management fees and product loads (varies by product).

•	Discount rate is equivalent to the credited rate (varies by product).

•	Lapse rates vary by product and duration.

The following assumptions were used to determine the GMWB reserves classified under ASC Topic 820 as of December 31, 2013 and 2012:

•	Data used was based on current market conditions and projections involving 1,000 risk-neutral stochastic scenarios.

•	Mortality is 100% of Annuity 2000 table.

•	Asset fees are equal to fund management fees and product loads (varies by product).

•	Current volatility surface (3 months to 5 years) of 14% graded to 27% at year 5 for 2013 and 17% graded to 24% at year 5 for 2012, graded to the long-term average of 45% at end of projection year 60.

•	Discount rate used is the current swap curve plus an option-adjusted spread from the Merrill Lynch corporate life insurance bond index with similar financial strength ratings.

•	Policyholder lapse rates are set to 95% of the assumed base lapses.

13. Commitments and Contingencies

The Company has aggregate future lease commitments at December 31, 2013, of $12,000 for non-cancelable operating leases in 2014 and no amounts for the years thereafter. During the years ended December 31, 2013 and 2012, the Company paid $37,000 and $32,000 respectively, for office rent expense. This expense is included in commissions and other operating expenses in the statements of operations.

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

13. Commitments and Contingencies (continued)

Guaranty fund assessments are levied on the Company by the New York Guaranty Association to cover policyholder losses of insolvent or rehabilitated insurers. At December 31, 2013 and 2012, the Company has reserved $561,000 and $0, respectively, to cover current and estimated future assessments.

In the ordinary course of business, the Company is in discussions with its regulators about matters raised during regulatory examinations or otherwise subject to their inquiry. These matters could result in censures, fines, or other sanctions. Management believes the outcome of any resulting actions will not be material to the Company’s results of operations or financial condition. However, the Company is unable to predict the outcome of these matters.

Various legal proceedings and other matters have arisen in the ordinary course of the Company’s business. Management is of the opinion that the Company has substantial defenses with respect to these matters, and the Company’s ultimate liability, if any, resulting from such matters will not be material to its results of operations or its financial condition.

14. Subsequent Events

Subsequent events have been evaluated through April 4, 2014, which is the date the financial statements were issued. The Company has evaluated the impact of the events that have occurred subsequent to December 31, 2013. Based on this evaluation, the Company has determined that no events have occurred that were required to be recognized or disclosed in the financial statements.

EY | Assurance | Tax | Transactions | Advisory

About EY
EY is a global leader in assurance, tax, transaction and advisory services. The insights and quality services we deliver help build trust and confidence in the capital markets and in economies the world over. We develop outstanding leaders who team to deliver on our promises to all of our stakeholders. In so doing, we play a critical role in building a better working world for our people, for our clients and for our communities.

EY refers to the global organization, and may refer to one or more, of the member firms of Ernst & Young Global Limited, each of which is a separate legal entity. Ernst & Young Global Limited, a UK company limited by guarantee, does not provide services to clients. For more information about our organization, please visit ey.com.

© 2013 Ernst & Young LLP.
All Rights Reserved.

ey.com

Financial Statements

T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York
Year Ended December 31, 2013
With Report of Independent Registered Public Accounting Firm

T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York

Financial Statements

Year Ended December 31, 2013

Contents

Report of Independent Registered Public Accounting Firm	1
Audited Financial Statements
Statements of Net Assets	3
Statements of Operations	5
Statements of Changes in Net Assets	7
Notes to Financial Statements	11
1. Organization and Significant Accounting Policies	11
2. Variable Annuity Contract Charges	13
3. Summary of Unit Transactions	13
4. Financial Highlights	14
5. Subsequent Events	15

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners
First Security Benefit Life Insurance Company

We have audited the accompanying statements of net assets of T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York (the Account), a separate account of First Security Benefit Life Insurance and Annuity Company of New York comprised of the subaccounts as listed in Note 1, as of December 31, 2013, the related statements of operations for the year or period then ended, and the statements of changes in net assets for each of the two years or periods then ended.  These financial statements are the responsibility of the Account's management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2013, by correspondence with the fund companies or their transfer agents. We believe that our audits provide a reasonable basis for our opinion.

1

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the subaccounts constituting T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2013, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

April 30, 2014

2

T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York

Statements of Net Assets

December 31, 2013

	New America Growth	Mid-Cap Growth	Equity Income	Personal Strategy Balanced	Blue Chip Growth
Assets:
Mutual funds, at market value	$3,443,663	$8,095,167	$6,203,990	$3,789,434	$619,177
Net assets	$3,443,663	$8,095,167	$6,203,990	$3,789,434	$619,177

Net assets:
Accumulation assets	3,443,663	8,084,526	6,181,919	3,756,529	619,177
Annuity assets	-	10,641	22,071	32,905	-
Net assets	$3,443,663	$8,095,167	$6,203,990	$3,789,434	$619,177

Units outstanding:
Total units	79,146	145,261	124,422	86,330	34,256
Unit value	$43.51	$55.72	$49.85	$43.89	$18.04

Mutual funds, at cost	$2,777,104	$6,052,729	$4,371,388	$3,174,063	$367,514
Mutual fund shares	129,607	292,244	218,066	177,658	32,623

The accompanying notes are an integral part of these financial statements.

3

T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York

Statements of Net Assets (continued)

December 31, 2013

	Health Sciences	Equity Index 500	Limited-Term Bond	Prime Reserve	International Stock
Assets:
Mutual funds, at market value	$2,755,220	$558,072	$907,149	$462,732	$1,935,066
Net assets	$2,755,220	$558,072	$907,149	$462,732	$1,935,066

Net assets:
Accumulation assets	2,755,220	555,558	892,747	462,732	1,933,735
Annuity assets	-	2,514	14,402	-	1,331
Net assets	$2,755,220	$558,072	$907,149	$462,732	$1,935,066

Units outstanding:
Total units	83,069	34,640	45,493	32,988	81,950
Unit value	$33.17	$16.12	$19.93	$14.02	$23.62

Mutual funds, at cost	$1,458,293	$390,256	$922,492	$462,732	$1,763,493
Mutual fund shares	89,893	39,777	184,755	462,732	123,096

The accompanying notes are an integral part of these financial statements.

4

T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York

Statements of Operations

Year Ended December 31, 2013

	New America Growth	Mid-Cap Growth	Equity Income	Personal Strategy Balanced	Blue Chip Growth
Investment income (loss):
Dividend distributions	$-	$-	$89,240	$53,598	$167
Expenses:
Mortality and expense risk charge	(16,669)	(39,361)	(32,164)	(19,364)	(2,932)
Net investment income (loss)	(16,669)	(39,361)	57,076	34,234	(2,765)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	507,745	625,350	-	226,175	-
Realized capital gain (loss) on investments	62,844	115,477	178,649	31,055	24,648
Change in unrealized appreciation/depreciation on investments during the year	417,496	1,471,359	1,243,348	268,089	161,775
Net realized and unrealized capital gain (loss) on investments	988,085	2,212,186	1,421,997	525,319	186,423
Net increase (decrease) in net assets from operations	$971,416	$2,172,825	$1,479,073	$559,553	$183,658

The accompanying notes are an integral part of these financial statements.

5

T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York

Statements of Operations (continued)

Year Ended December 31, 2013

	Health Sciences	Equity Index 500	Limited-Term Bond	Prime Reserve	International Stock
Investment income (loss):
Dividend distributions	$-	$8,515	$15,586	$-	$15,816
Expenses:
Mortality and expense risk charge	(12,262)	(2,664)	(5,536)	(2,634)	(10,858)
Net investment income (loss)	(12,262)	5,851	10,050	(2,634)	4,958

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	112,060	-	-	19	-
Realized capital gain (loss) on investments	35,678	1,475	(3,600)	-	14,327
Change in unrealized appreciation/depreciation on investments during the year	727,486	121,914	(10,584)	-	230,246
Net realized and unrealized capital gain (loss) on investments	875,224	123,389	(14,184)	19	244,573
Net increase (decrease) in net assets from operations	$862,962	$129,240	$(4,134)	$(2,615)	$249,531

The accompanying notes are an integral part of these financial statements.

6

T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York

Statements of Changes in Net Assets

Years Ended December 31, 2013 and 2012

	New America Growth		Mid-Cap Growth		Equity Income
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(16,669)	$(1,507)	$(39,361)	$(34,420)	$57,076	$82,699
Capital gains distributions	507,745	16,036	625,350	570,273	-	-
Realized capital gain (loss) on sales of fund shares	62,844	7,320	115,477	79,768	178,649	16,965
Change in unrealized appreciation/ depreciation on investments during the year	417,496	273,277	1,471,359	148,415	1,243,348	678,767
Net increase (decrease) in net assets from operations	971,416	295,126	2,172,825	764,036	1,479,073	778,431

From contract owner transactions:
Variable annuity deposits	16,712	39,432	160,511	18,618	77,199	124,900
Terminations and withdrawals	(56,069)	(63,965)	(290,327)	(411,248)	(220,196)	(172,476)
Annuity payments	-	-	(697)	(593)	(1,493)	(1,266)
Transfers between subaccounts, net	(113,014)	(9,163)	(132,306)	(64,051)	(495,656)	(214,078)
Mortality adjustments	-	-	98	(145)	202	(303)
Net increase (decrease) in net assets from contract owner transactions	(152,371)	(33,696)	(262,721)	(457,419)	(639,944)	(263,223)
Net increase (decrease) in net assets	819,045	261,430	1,910,104	306,617	839,129	515,208
Net assets at beginning of year	2,624,618	2,363,188	6,185,063	5,878,446	5,364,861	4,849,653
Net assets at end of year	$3,443,663	$2,624,618	$8,095,167	$6,185,063	$6,203,990	$5,364,861

The accompanying notes are an integral part of these financial statements.

7

T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Personal Strategy Balanced		Blue Chip Growth		Health Sciences
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$34,234	$42,253	$(2,765)	$(1,673)	$(12,262)	$(7,354)
Capital gains distributions	226,175	84,787	-	-	112,060	27,779
Realized capital gain (loss) on sales of fund shares	31,055	26,929	24,648	16,945	35,678	16,748
Change in unrealized appreciation/ depreciation on investments during the year	268,089	241,771	161,775	51,550	727,486	299,569
Net increase (decrease) in net assets from operations	559,553	395,740	183,658	66,822	862,962	336,742

From contract owner transactions:
Variable annuity deposits	49,445	14,813	8,100	10,185	25,272	7,711
Terminations and withdrawals	(152,425)	(162,310)	(16,066)	(9,019)	(6,802)	(16,303)
Annuity payments	(2,296)	(2,095)	-	-	-	-
Transfers between subaccounts, net	220,080	110,965	(5,233)	6,857	443,196	37,088
Mortality adjustments	316	(525)	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	115,120	(39,152)	(13,199)	8,023	461,666	28,496
Net increase (decrease) in net assets	674,673	356,588	170,459	74,845	1,324,628	365,238
Net assets at beginning of year	3,114,761	2,758,173	448,718	373,873	1,430,592	1,065,354
Net assets at end of year	$3,789,434	$3,114,761	$619,177	$448,718	$2,755,220	$1,430,592

The accompanying notes are an integral part of these financial statements.

8

T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Equity Index 500		Limited-Term Bond		Prime Reserve
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$5,851	$5,784	$10,050	$17,910	$(2,634)	$(3,590)
Capital gains distributions	-	-	-	2,385	19	-
Realized capital gain (loss) on sales of fund shares	1,475	19,810	(3,600)	(209)	-	-
Change in unrealized appreciation/ depreciation on investments during the year	121,914	43,574	(10,584)	2,407	-	-
Net increase (decrease) in net assets from operations	129,240	69,168	(4,134)	22,493	(2,615)	(3,590)

From contract owner transactions:
Variable annuity deposits	2,229	120	5,045	17,539	1,420	1,335
Terminations and withdrawals	-	-	(68,113)	(102,606)	(34,124)	(321,563)
Annuity payments	(167)	(145)	(1,100)	(1,133)	-	-
Transfers between subaccounts, net	41,063	(197,484)	(216,429)	79,985	(98,725)	228,972
Mortality adjustments	23	(40)	152	(290)	-	-
Net increase (decrease) in net assets from contract owner transactions	43,148	(197,549)	(280,445)	(6,505)	(131,429)	(91,256)
Net increase (decrease) in net assets	172,388	(128,381)	(284,579)	15,988	(134,044)	(94,846)
Net assets at beginning of year	385,684	514,065	1,191,728	1,175,740	596,776	691,622
Net assets at end of year	$558,072	$385,684	$907,149	$1,191,728	$462,732	$596,776

The accompanying notes are an integral part of these financial statements.

9

T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	International Stock
	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$4,958	$13,904
Capital gains distributions	-	-
Realized capital gain (loss) on sales of fund shares	14,327	(9,066)
Change in unrealized appreciation/ depreciation on investments during the year	230,246	300,455
Net increase (decrease) in net assets from operations	249,531	305,293

From contract owner transactions:
Variable annuity deposits	39,541	20,995
Terminations and withdrawals	(114,529)	(55,482)
Annuity payments	(94)	(86)
Transfers between subaccounts, net	(247,127)	6,022
Mortality adjustments	13	(22)
Net increase (decrease) in net assets from contract owner transactions	(322,196)	(28,573)
Net increase (decrease) in net assets	(72,665)	276,720
Net assets at beginning of year	2,007,731	1,731,011
Net assets at end of year	$1,935,066	$2,007,731

The accompanying notes are an integral part of these financial statements.

10

T. Rowe Price Variable Annuity Account of
First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements

December 31, 2013

1.  Organization and Significant Accounting Policies

T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York (the Account) is a separate account of First Security Benefit Life Insurance and Annuity Company of New York (FSBL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts may be invested in a designated mutual fund as follows:

Mutual Fund	Class	Investment Adviser	Sub-Adviser
T. Rowe Price New America Growth	-	T. Rowe Price Associates, Inc.	-
T. Rowe Price Mid-Cap Growth	Institutional	T. Rowe Price Associates, Inc.	-
T. Rowe Price Equity Income	-	T. Rowe Price Associates, Inc.	-
T. Rowe Price Personal Strategy Balanced	-	T. Rowe Price Associates, Inc.	-
T. Rowe Price Blue Chip Growth	-	T. Rowe Price Associates, Inc.	-
T. Rowe Price Health Sciences	-	T. Rowe Price Associates, Inc.	-
T. Rowe Price Equity Index 500	-	T. Rowe Price Associates, Inc.	-
T. Rowe Price Limited-Term Bond	-	T. Rowe Price Associates, Inc.	-
T. Rowe Price Prime Reserve	-	T. Rowe Price Associates, Inc.	-
T. Rowe Price International Stock	-	T. Rowe Price Associates, Inc.	T. Rowe Price International Limited

Ten subaccounts are currently offered by the Separate Account, all of which had activity.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from FSBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business FSBL may conduct.

T. Rowe Price Associates, Inc. (T. Rowe Price) serves as the investment advisor to each portfolio, except the T. Rowe Price International Stock Portfolio.  T. Rowe Price International, Inc., an affiliate of T. Rowe Price, serves as investment advisor to the T. Rowe Price International Stock Portfolio. The investment advisors are responsible for managing the portfolios’ assets in accordance with the terms of the investment advisory contracts.

Investment Valuation

Investments in mutual fund shares are carried in the statement of net assets at market value (net asset value of the underlying mutual fund).  Investment transactions are accounted for on the trade date.  Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.  The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2013, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales

New America Growth	$578,661	$239,956
Mid-Cap Growth	914,692	591,424
Equity Income	244,033	826,901
Personal Strategy Balanced	554,624	179,095
Blue Chip Growth	71,115	87,079
Health Sciences	639,717	78,253
Equity Index 500	55,179	6,180
Limited-Term Bond	100,173	370,568
Prime Reserve	35,889	169,933
International Stock	84,913	402,151

11

T. Rowe Price Variable Annuity Account of
First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Annuity Reserves

Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, FSBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to FSBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FSBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, FSBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. FSBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Recently Issued Accounting Standards

In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2013-08, Financial Services - Investment Companies Measurement, and Disclosure Requirements, which provides comprehensive guidance for assessing whether an entity is an investment company and requires an investment company to measure noncontrolling ownership interests in other investment companies at fair value.  ASU 2013-08 also requires an entity to disclose that it is an investment company and any changes to that status, as well as information about financial support provided or required to be provided to investees. The provisions of ASU 2013-08 are effective for interim and annual reporting periods in years beginning after December 15, 2013, and should be applied prospectively for entities that are investment companies upon the effective date of the amendments.  The Account is currently in the process of assessing the requirements of ASU 2013-08, but does not expect ASU 2013-08 to have an impact on its net assets or results of operations.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2 – Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3 – Unobservable inputs for the asset or liability reflecting internal assumptions.

12

T. Rowe Price Variable Annuity Account of
First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

The Account invests in shares of open-end mutual funds, which process contract owner-directed purchases, sales and transfers on a daily basis at the fund’s computed net asset values (NAV).  The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments.  The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund.  That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.  As a result, management considers, the quoted NAV of the mutual fund to be quoted prices in active markets.

The Account’s financial assets are recorded at fair value on the statements of net assets and are categorized as Level 1 as of December 31, 2013, based on the priority of the inputs to the valuation technique above.  There were no transfers between levels during the year ended December 31, 2013.  The Account had no financial liabilities as of December 31, 2013.

2.  Variable Annuity Contract Charges

Mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to an annual rate of 0.55% of the average daily net assets of each account.

When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

3.  Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2013 and 2012, were as follows:

	2013			2012
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
New America Growth	2,275	(5,921)	(3,646)	2,826	(3,897)	(1,071)
Mid-Cap Growth	6,743	(12,358)	(5,615)	1,802	(13,355)	(11,553)
Equity Income	4,149	(18,536)	(14,387)	4,834	(12,215)	(7,381)
Personal Strategy Balanced	7,802	(4,693)	3,109	6,646	(7,812)	(1,166)
Blue Chip Growth	5,176	(5,770)	(594)	7,790	(7,090)	700
Health Sciences	20,809	(2,452)	18,357	3,898	(2,159)	1,739
Equity Index 500	3,492	(264)	3,228	381	(17,082)	(16,701)
Limited-Term Bond	4,409	(18,434)	(14,025)	7,672	(7,992)	(320)
Prime Reserve	2,647	(11,974)	(9,327)	17,733	(24,189)	(6,456)
International Stock	4,466	(18,956)	(14,490)	2,664	(4,161)	(1,497)

13

T. Rowe Price Variable Annuity Account of
First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)

4.  Financial Highlights

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2013, were as follows:

Subaccount	Units	Unit Values ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios (%)(2)	Total Returns (%)(3)(4)
New America Growth
2013	79,146	43.51	3,443,663	-	0.55	37.26
2012	82,792	31.70	2,624,618	0.51	0.55	12.49
2011	83,863	28.18	2,363,188	0.22	0.55	(1.61)
2010	87,713	28.64	2,512,269	0.19	0.55	18.99
2009	89,608	24.07	2,156,878	-	0.55	48.95
Mid-Cap Growth
2013	145,261	55.72	8,095,167	-	0.55	35.94
2012	150,876	40.99	6,185,063	-	0.55	13.29
2011	162,429	36.18	5,878,446	-	0.55	(1.82)
2010	168,128	36.85	6,197,126	-	0.55	27.42
2009	176,349	28.92	5,101,618	-	0.55	44.82
Equity Income
2013	124,422	49.85	6,203,990	1.54	0.55	29.01
2012	138,809	38.64	5,364,861	2.17	0.55	16.49
2011	146,190	33.17	4,849,653	1.76	0.55	(1.25)
2010	153,963	33.59	5,172,683	1.85	0.55	14.37
2009	159,050	29.37	4,671,438	1.85	0.55	24.93
Personal Strategy Balanced
2013	86,330	43.89	3,789,434	1.55	0.55	17.26
2012	83,221	37.43	3,114,761	2.00	0.55	14.53
2011	84,387	32.68	2,758,173	2.12	0.55	(0.88)
2010	85,330	32.97	2,813,554	2.27	0.55	13.07
2009	90,158	29.16	2,628,803	2.06	0.55	31.41
Blue Chip Growth
2013	34,256	18.04	619,177	0.03	0.55	40.39
2012	34,850	12.85	448,718	0.16	0.55	17.57
2011	34,150	10.93	373,873	-	0.55	1.02
2010	35,168	10.82	381,337	-	0.55	15.72
2009	43,566	9.35	407,957	-	0.55	41.45
Health Sciences
2013	83,069	33.17	2,755,220	-	0.55	50.02
2012	64,712	22.11	1,430,592	-	0.55	30.67
2011	62,973	16.92	1,065,354	-	0.55	10.01
2010	60,690	15.38	933,269	-	0.55	15.03
2009	54,744	13.37	732,065	-	0.55	30.82
Equity Index 500
2013	34,640	16.12	558,072	1.80	0.55	31.27
2012	31,412	12.28	385,684	1.84	0.55	14.87
2011	48,113	10.69	514,065	1.62	0.55	1.33
2010	51,862	10.55	547,173	1.62	0.55	13.93
2009	51,185	9.26	473,886	1.87	0.55	25.30

14

T. Rowe Price Variable Annuity Account of
First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios (%)(2)	Total Returns (%)(3)(4)
Limited-Term Bond
2013	45,493	19.93	907,149	1.49	0.55	(0.45)
2012	59,518	20.02	1,191,728	2.07	0.55	1.93
2011	59,838	19.64	1,175,740	2.32	0.55	1.03
2010	63,849	19.44	1,241,609	3.05	0.55	2.53
2009	58,385	18.96	1,107,356	3.53	0.55	7.67
Prime Reserve
2013	32,988	14.02	462,732	-	0.55	(0.57)
2012	42,315	14.10	596,776	-	0.55	(0.56)
2011	48,771	14.18	691,622	-	0.55	(0.49)
2010	44,382	14.25	632,828	0.12	0.55	(0.42)
2009	67,890	14.31	972,022	0.48	0.55	(0.21)
International Stock
2013	81,950	23.62	1,935,066	0.80	0.55	13.45
2012	96,440	20.82	2,007,731	1.30	0.55	17.76
2011	97,937	17.68	1,731,011	1.58	0.55	(13.29)
2010	101,295	20.39	2,065,399	0.86	0.55	13.78
2009	106,573	17.92	1,909,110	2.68	0.55	51.61

(1)
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2)
These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(4)	Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

5.  Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

PART C
OTHER INFORMATION

Item 24.                      Financial Statements and Exhibits

(a)	Financial Statements

The following financial statements are included in Part B of this Registration Statement: (1) the audited financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013; and (2) the audited financial statements for the T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2013, and for each of the specified periods ended December 31, 2013 and 2012.

(b)	Exhibits
	(1)	Certified Resolution of the Board of Directors of First Security Benefit Life Insurance and Annuity Company of New York authorizing establishment of the Separate Account(b)

	(2)	Not Applicable

	(3)	Distribution Agreement (Amended and Restated)(d)

	(4)	(a)	Individual Contract (Form FSB201 R10-00)(d)
		(b)	Unisex Individual Contract (Form FSB201U R10-00)(d)
		(c)	TSA Endorsement (Form FSB202 R2-97)(a)
		(d)	IRA Endorsement (Form FSB203 R2-97)(a)
		(e)	Dollar Cost Averaging Endorsement (Form FSB211 4-94)(a)
		(f)	Asset Rebalancing Endorsement (Form FSB212 4-94)(a)
		(g)	Roth IRA Endorsement (Form FSB206 11-97)(c)

	(5)	Application (Form FSB200 R1-98)(d)

	(6)	(a)	Declaration and Certificate of Incorporation of First Security Benefit Life Insurance and Annuity Company of New York(e)
		(b)	Bylaws of First Security Benefit Life Insurance and Annuity Company of New York(f)
(i) Amended & Restated Article IX of First Security Benefit Life Insurance and Annuity Company of New York’s Bylaws(f)

	(7)	Not Applicable

	(8)	(a)	Participation Agreement(d)
		(b)	Amended and Restated Master Agreement(d)

	(9)	Opinion of Counsel(d)

	(10)	Consent of Independent Registered Public Accounting Firm

	(11)	Not Applicable

	(12)	Not Applicable

(13)	Not Applicable

(14)	Powers of Attorney of John F. Guyot, Michael P. Kiley, Anthony D. Minella, Roger S. Offermann, Barry G. Ward, Katherine P. White and Douglas G. Wolff(g)

(a)	Incorporated herein by reference to the exhibits filed with Registration Statement No. 033-83240 (filed April 30, 1998).
(b)	Incorporated herein by reference to the exhibits filed with Registration Statement No. 033-83240 (filed March 1, 1999).
(c)	Incorporated herein by reference to the exhibits filed with Registration Statement No. 033-83240 (filed May 1, 2000).
(d)	Incorporated herein by reference to the exhibits filed with Registration Statement No. 033-83240 (filed April 12, 2001).
(e)	Incorporated herein by reference to the exhibits filed with Registration Statement No. 033-83240 (filed April 28, 2006).
(f)	Incorporated herein by reference to the exhibits filed with Registration Statement No. 333-120600 (filed April 28, 2008).
(g)	Incorporated herein by reference to the exhibits filed with Registration Statement No. 333-142084 (filed April 30, 2014).

Item 25.                      Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor
Michael P. Kiley*	Chairman of the Board, Chief Executive Officer, and Director
Peggy S. Avey 800 Westchester Avenue, Suite 641N. Rye Brook, New York 10573	Assistant Vice President, Chief Administrative Officer and Assistant Secretary
Barry G. Ward	Vice President, Chief Financial Officer, Chief Risk Officer, Treasurer, and Director
John F. Guyot*	Vice President, General Counsel, Secretary, and Director
Anthony D. Minella	Vice President, Chief Investment Officer, and Director
Susan Lacey	Vice President and Controller
Stephen A. Crane 480 Park Avenue New York, NY 10022	Director
Wayne S. Diviney 9496 Bay Front Drive Norfolk, VA 23518	Director
Stephen R. Herbert 1100 Summer Street Stamford, CT 06905	Director
Katherine P. White 1035 5th Avenue, Apt. 14D New York, NY 10028	Director
Douglas G. Wolff*	President and Director
Jeanne R. Slusher*	Vice President and Auditor
Roger S. Offerman*	Vice President, Lead Actuary and Director
Christopher D. Swickard*	Associate General Counsel and Assistant Secretary
Carmen R. Hill*	Chief Compliance Officer
*Located at One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 26.                      Persons Controlled by or Under Common Control with the Depositor or Registrant

The Depositor, First Security Benefit Life Insurance and Annuity Company of New York (FSBL) are indirectly controlled by Sammons Enterprises, Inc.  The Registrant is a segregated asset account of FSBL.  Shares of Sammons Enterprises, Inc. are held by GreatBanc Trust Company, as Trustee of the Sammons Enterprises, Inc. Employee Stock Ownership Trust (ESOT).  Other companies directly or indirectly controlled by Sammons Enterprises, Inc. (SEI), as of December 31, 2013, are:

Name	Jurisdiction	Percent of Voting Securities Owned
1888 Fund, Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
1900 Capital, Inc.	DE	100%	by Compatriot Capital, Inc.
5180 CLO LP	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
7100 Holdings, LLC	DE	100%	by EquiTrust Life Insurance Company
A24 Films, LLC	DE	66.7%	by SBC Funding, LLC
ACEI Holdco, LLC (fka IIP Bridge Funding, LLC)	DE	100%	by GPFT Holdco, LLC
ACEIG, LLC	DE	100%	by Guggenheim Capital Enterprises, LLC
Advisor Research Center, LLC	MD	100%	by Rydex Fund Services, LLC
AF V, LLC	DE	100%	by Corporate Funding VI, LLC
AF VI, LLC	DE	100%	by Corporate Funding VI, LLC
AF VII, LLC	DE	100%	by Corporate Funding VI, LLC
AFSP Fund I Partners, LLC	DE	53.6%	by Compatriot Capital, Inc.
Aircraft Mgmt. Company, LLC	DE	100%	by GPFT Holdco, LLC
Ann Arbor City Apartments LLC	DE	90%	by Compatriot Capital, Inc.
		10%	by Village Green Holding LLC
Argus Portfolios Holdings Ltd.	CYM	0%	Mgmt. by Guggenheim Partners, LLC
Argus Portfolios SPC	CYM	100%	by Argus Portfolios Holdings Ltd.
ASG Mortgage Investors, LLC	DE	35.3%	by 1900 Capital, Inc.
Asheville Resolution Corporation	DE	100%	by Consolidated Investment Services, Inc.
Asset Consulting Group, LLC	DE	100%	by GWM Holdco, LLC
Astoria InvestCo Holdings, LLC	DE	100%	by Security Benefit Life Insurance Company
Astoria InvestCo, LLC	DE	50%	by Astoria InvestCo Holdings, LLC
Aureus Group, LLC	DE	29.9%	by Compatriot Capital, Inc.
Ballinshire investment entities	DE	100%	by EL Funding, LLC
Bennington Stark Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
BFC Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Bingham LP	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Bismarck Development Company, LLC	DE	100%	by Guggenheim Retail Real Estate Partners, Inc.
Bound Brook Capital Corporation	DE	100%	by The Liberty Hampshire Company, LLC
Briggs Construction Equipment, Inc.	DE	100%	Consolidated Investment Services, Inc.
Briggs Equipment Mexico, Inc.	DE	100%	by Briggs Equipment, Inc.
Briggs Equipment UK Limited	GBR	100%	by Briggs UK Holdings, Inc.
Briggs Equipment, Inc.	DE	100%	by Briggs International, Inc.
Briggs Equipment, S.A. de C.V.	MEX	99%	by Briggs Equipment, Inc.
		1%	Briggs Equipment Mexico, Inc.
Briggs International, Inc.	DE	100%	by Consolidated Investment Services, Inc.

Name	Jurisdiction	Percent of Voting Securities Owned
Briggs UK Holdings, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Cainhoy Land & Timber, LLC	DE	65.5%	by GC Parent Holdings, LLC
California Reverse Mortgage Co.	CA	100%	by Generation Financial Mortgage, LLC
Caprock Funding entities	DE	100%	by LCLF investment entities
Carco Services, LLC	DE	100%	by Guggenheim Services, LLC
CCE Funding LLC	DE	100%	by Compatriot Capital, Inc.
Cedar Springs (Cayman) Ltd.	CYM	100%	by Cedar Springs Capital Company, LLC
Cedar Springs Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
CF-G Funding, LLC	DE	100%	by Gennessee Insurance Agency, LLC
Channel Capital Group Holdings, LLC	DE	38.3%	by Nominee Holding Company, LLC
Channel Capital Group LLC	DE	100%	by Channel Capital Group Holdings, LLC
Chelsea Creek Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Cohen Financial Services (DE), LLC	DE	100%	by Pillar Financial, LLC
Compatriot Capital, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
Concord Minutemen (Cayman) Ltd.	CYM	100%	by Concord Minutemen Capital Company, LLC
Concord Minutemen Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Consolidated Investment Services, Inc.	NV	100%	by Sammons Enterprises, Inc.
Controladora Briggs de Mexico S. de R.L. de C.V.	MEX	99%	by Briggs Equipment, Inc.
		1%	by Briggs Equipment Mexico, Inc.
Copper River CLO Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Corporate Funding V, LLC	DE	100%	by GPFT Holdco, LLC
Corporate Funding VI, LLC	DE	100%	by GPFT Holdco, LLC
Corporate Funding VIII, LLC	DE	100%	by SL Funding, LLC
CP Aureus FSP, LP	DE	49.5%	by AFSP Fund I Partners, LLC
Crown Point Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Crown Point Funding (Cayman), Ltd.	CYM	100%	by Crown Point Capital Company, LLC
CSFC, LLC	DE	100%	by The Liberty Hampshire Company, LLC
DBI/ASG Mortgage Acquisition Fund I, LP	DE	55.4%	by 1900 Capital, Inc.
dcp Funding LLC	DE	27.8%	by Guggenheim Life and Annuity Company
dcp Funding LLC	DE	0%	Mgmt. by Guggenheim Corporate Funding, LLC
Deferred Compensation investment entities	DE	36%-100%	by GC Deferred Compensation I, LLC
dick clark entities	DE	100%	by dcp Funding LLC
DLPG, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC
Dunbarre Insurance Agency, LLC	DE	100%	by Security Benefit Life Insurance Company
E2 CTA Portfolio Limited	CYM	100%	by The Liberty Hampshire Company, LLC
E2M Fund II Holdco, LP	DE	47.8%	by Compatriot Capital, Inc.; Mgmt. by E2M General Partner II, LLC
E2M General Partner II, LLC	DE	17.4%	by Compatriot Capital, Inc.
E2M General Partner III, LLC	DE	30%	by Compatriot Capital, Inc.
E2M Holdings, LLC	DE	30%	by Compatriot Capital, Inc.
E2M Partners, LLC	DE	100%	by E2M Holdings, LLC
E2M Strategic Fund (Fund A), LP	DE	80.5%	by Compatriot Capital, Inc.; Mgmt. by E2M General Partner III, LLC
E2M/SRC Investment Company, LLC	DE	37%	by Compatriot Capital, Inc.
		60%	by E2M Fund II Holdco, LP
Edenton Funding, LLC	DE	100%	by Elsmere Insurance Agency, LLC
Edgehill Byron Capital Company Limited	IRL	0%	Mgmt. by Guggenheim Partners, LLC
EFC Holdings investment entities	DE	100%	by GPFT Holdco, LLC
Efland Funding, LLC	DE	100%	by Elsmere Insurance Agency, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
EHC Funding, LLC	DE	100%	by EquiTrust Holdco Parent, LLC
Eiger Fund I, LP	DE	38.8%	by Compatriot Capital, Inc.
Eiger Partners, LP	DE	10%	by Compatriot Capital, Inc.
EL Funding, LLC	DE	100%	by SL Funding, LLC
ELSL Funding, LLC	DE	100%	by Elsmere Insurance Agency, LLC
Elsmere Insurance Agency, LLC	DE	100%	by Guggenheim Life and Annuity Company
Energy Asset Holdings LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Enterhealth, LLC	TX	21.3%	by Sammons Capital, Inc.
EquiTrust GBM Investco, LLC	DE	100%	by EquiTrust Life Insurance Company
EquiTrust Holdco Parent II, LLC	DE	30%	by Guggenheim Insurance Holdco, LLC; Mgmt. by Guggenheim Insurance Holdco, LLC
EquiTrust Holdco Parent, LLC	DE	100%	by EquiTrust Holdco Parent II, LLC; Mgmt. by EquiTrust Manager, LLC
EquiTrust Holdings, LLC	DE	100%	by EquiTrust Holdco Parent, LLC
EquiTrust Insurance Services, LLC	DE	100%	by Guggenheim Insurance Services, LLC
EquiTrust Life Insurance Company	IL	100%	by EquiTrust Holdings, LLC
EquiTrust Manager, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC
Eventine Funding, LLC	DE	100%	by Elsmere Insurance Agency, LLC
First Security Benefit Life Insurance and Annuity Company of New York	NY	100%	by Security Benefit Corporation
Forklift Operations de Mexico, S.A. de C.V.	MEX	99%	by Controladora Briggs de Mexico S. de R.L. de C.V.
		1%	by Briggs Equipment Mexico, Inc.
Forrestal Portfolios, LLC	DE	100%	by Moore's Creek Capital Corporation
Franklin Park (Cyprus) Limited	CYP	100%	by GGIC IIP Holdings LP
Franklin Park India, LLC	DE	100%	by Infrastructure India Plc
GAAFS Holdings, LLC	DE	100%	by Guggenheim Advisors, LLC
GAIF II Aviation U.S. Source Asset Holding Companies	DE	100%	by Guggenheim Aviation Investment Fund II, LP
GAIF II Aviation Asset Holding Companies	DE	100%	by GAIF II U.S. Source Fund, LP
GAIF II FF Feeder Fund, L.P.	DE	0%	Mgmt. by Guggenheim Aviation Services II, LLP
GAIF II Services Group, LLC	DE	100%	by Guggenheim Aviation Investment Fund II, LP
GAIF II U.S. Source Blocker, LP	DE	0%	Mgmt. by Guggenheim Aviation Services II, LLP
GAIF II U.S. Source Fund, LP	DE	0%	Mgmt. by Guggenheim Aviation Services II, LLP
GAIF II U.S. Source Services Group, LLC	DE	100%	by GAIF II U.S. Source Fund, LP
GASG Co-Investor Fund I, LP	DE	50%	by 1900 Capital, Inc.
GBH Venture Co., Inc.	DE	100%	by Consolidated Investment Services, Inc.
GC Deferred Compensation I, LLC	DE	100%	by Guggenheim Capital, LLC
GC Deferred Compensation Offshore, Ltd.	CYM	100%	by Guggenheim Capital International, Ltd.
GC Maple Leaf, Inc.	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GC New York, LLC	DE	99.5%	by GC Parent Holdings, LLC
GC Orpheus Investors, LLC	DE	20.2%	by Guggenheim Partners, LLC
GC Parent Holdings, LLC	DE	100%	by Guggenheim Capital, LLC
GC Pilar Golf Investment, LLC	DE	100%	by GC Parent Holdings, LLC
GC Repo, LLC	DE	100%	by Guggenheim Partners, LLC
GC VIE Manager, LLC	DE	99.5%	by Guggenheim Partners, LLC
GDP property holding entities	DE	100%	by Guggenheim Development Partners, Inc.
GDP-Pilara Lotes, LLC	DE	100%	by GC Parent Holdings, LLC
GEIF GP, LLC	DE	99.5%	by Guggenheim Partners, LLC
Generation Financial Group, LLC	DE	50%	by JLx3, LLC
		50%	by Guggenheim Partners, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Generation Financial Mortgage, LLC	DE	66.9%	by GPFT Holdco, LLC
Generation Financial Mortgage, LLC	DE	25.8%	by Generation Financial Group, LLC
Generation Mortgage Company	CA	100%	by Generation Financial Mortgage, LLC
Gennessee Insurance Agency, LLC	DE	100%	by Security Benefit Life Insurance Company
GFP Green Inc.	CYM	100%	by GGIC, Ltd.
GFP Peru Dunas Holdings, Inc.	CYM	100%	by GGIC, Ltd.
GFP Wind Holdings, LLC	DE	100%	by Guggenheim Franklin Park Management, LLC
GFPIC, L.P.	CYM	34.5%	by GFPID, LLC
GFPID, LLC	DE	40%	by GC Parent Holdings, LLC
GFS (Ireland) Limited	IRL	100%	by Guggenheim Fund Solutions, LLC
GFS MAP (Ireland) Public Limited Company	IRL	0%	Mgmt. by Guggenheim Fund Solutions, LLC
GGIC Greenbacker Funding Ltd.	CYM	100%	by GGIC, Ltd.
GGIC IIP Holdings LP	CYM	100%	by GGIC, Ltd.; Mgmt. by GGIC IIP Holdings Ltd.
GGIC IIP Holdings Ltd.	CYM	100%	by GGIC, Ltd.
GGIC KTI Holdings, Ltd.	CYM	100%	by GGIC, Ltd.
GGIC Loan Funding I, LLC	DE	100%	by GGIC, Ltd.
GGIC Manager, LLC	DE	100%	by GGIC, Ltd.
GGIC, Ltd.	GGY	100%	by GFPIC, L.P.
GGT GP LLC	DE	100%	by GGT Manager
GGT Manager	DE	100%	by Guggenheim Holdings, LLC
GGT Multi-Strategy Fund LLC	DE	0%	Mgmt. by GGT Manager
GGT Multi-Strategy Funds	CYM	0%	Mgmt. by GGT GP LLC
GGT Trading	DE	0%	Mgmt. by GGT GP LLC
GH Financial, LLC	DE	100%	by Guggenheim Life and Annuity Company
GI Holdco II LLC	DE	100%	by Guggenheim Partners, LLC
GI Holdco LLC	DE	100%	by GI Holdco II LLC
GIA Asia Holdings, Ltd.	CYM	100%	by GWM Holdco, LLC
GIA Europe Holdings, Ltd.	CYM	100%	by GWM Holdco, LLC
GIA Services (CA), Inc.	DE	100%	by Guggenheim Investment Advisors, LLC
GIAS Funds	DE	0%	Mgmt. by Guggenheim Advisors, LLC
GIFS (Cayman) Ltd.	CYM	100%	by GIFS Capital Company, LLC
GIFS Capital Company, LLC	DE	100%	by Relationship Funding Company, LLC
Gila Bend Power Partners, LLC	DE	50%	by Sammons Power Development, Inc.
GIM GP Ltd.	CYM	100%	by Guggenheim Partners Investment Mgmt., LLC
GLAC GBM Investco, LLC	DE	100%	by Guggenheim Life and Annuity Company
GLAC Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Gladwin Holdings, LLC	DE	100%	by Guggenheim Life and Annuity Company
GMI GPIM, LLC	DE	100%	by Guggenheim Manager, Inc.
GMI GPIMH, LLC	DE	100%	by Guggenheim Manager, Inc.
GN Fund I, LLC	FL	100%	by Guggenheim Nicklaus Partners, LLC
GNCG Santiago LLC	DE	100%	by Guggenheim Capital Enterprises, LLC
GNCG Vigo LLC	DE	100%	by GNCG Santiago LLC
GNP property holding entities	DE	100%	by Guggenheim-Nicklaus Fund I, Ltd.
GNP property holding entities	DE	100%	by Guggenheim Nicklaus Partners, LLC
GP Energy Partners, LLC	DE	100%	by Guggenheim Securities, LLC
GP Feeder Fund Management, LLC	DE	100%	by GWM Holdco, LLC
GP Holdco, LLC	DE	99.5%	by Guggenheim Partners, LLC
GP India Opportunities Feeder Fund, LP	CYM	0%	Mgmt. by Guggenheim Partners India GP, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
GPAM Holdings II, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
GPAM Holdings III, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
GPAM Holdings IV, LLC	DE	99.5%	by Guggenheim Partners Investment Mgmt., LLC
GPAM Holdings, Inc.	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GPBLK, Inc.	DE	100%	by GP Holdco, LLC
GPC Portfolio Companies	DE	0%	Mgmt. by Guggenheim Advisors, LLC
GPFT Holdco, LLC	DE	100%	by GP Holdco, LLC
GPI Ventures, LLC	DE	100%	by The Grove Park Inn Resort, Inc.
GPIM Holdings V, LLC	DE	TBD	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GPIM Holdings VI, LLC	DE	TBD	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GPM Center Court, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
GRE Monroe Property LLC	DE	0%	Mgmt. by GRE Monroe LLC
GRE Monroe, LLC	DE	100%	by SBC Funding, LLC
GRE Plus Company, LLC	DE	99.5%	by Guggenheim Partners, LLC
GRE property holding companies	DE	84%-100%	by Guggenheim Plus Leveraged LLC
GRE property holding companies	DE	67%-100%	by Guggenheim Real Estate Investment Trust; Mgmt. by Guggenheim Real Estate Investment Trust
GRE property holding companies	DE	95%-100%	by Guggenheim Plus Mezzanine Finance L.P.; Mgmt. by Guggenheim Plus Mezzanine Finance L.P.
GRE property holding companies	DE	100%	by Guggenheim Plus Unleveraged LLC
GRE U.S. Property Fund GP LLC	DE	100%	by Guggenheim Real Estate LLC
GRE U.S. Property Fund LP	DE	100%	by GRE U.S. Property Fund GP LLC
Green Lane CLO Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
GREI GP LLC	DE	100%	by Guggenheim Real Estate LLC
GRES GP LLC	DE	100%	by Guggenheim Trust Company LLC
GS Gamma Advisors, LLC	DE	50%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GS Gamma Investments, LLC	DE	0%	Mgmt. by GS Gamma Management, LLC
GS Gamma Management, LLC	DE	50%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GSA Manager LLC	DE	100%	by GGT Manager LLC
GSA OPH LLC	DE	0%	Mgmt. by GSA Manager LLC
GSFI, LLC	DE	70%	by Guggenheim Partners, LLC
		30%	by JLx3, LLC
GTVI Partners, LLC	DE	44.4%	by Guggenheim Venture Partners, LLC
Guggenheim Access Funds	DE	0%	Mgmt. by GP Feeder Fund Management, LLC
Guggenheim Advisors (Cayman) Ltd.	CYM	100%	by Guggenheim Advisors, LLC
Guggenheim Advisors Funds	CYM	0%	Mgmt. by Guggenheim Advisors, LLC
Guggenheim Advisors, LLC	DE	100%	by Guggenheim Alternative Asset Management, LLC
Guggenheim aero Finance Company, LLC	DE	100%	by GPBLK, Inc.
Guggenheim Aircraft Opportunity GP, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Alpha Solutions Fund, LLC	DE	100%	by GPIM Holdings V, LLC
Guggenheim Alternative Asset Management, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Apsley Fund, L.P.	CYM	0%	Mgmt. by Guggenheim Apsley Holdings, LLC
Guggenheim Apsley Holdings, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Aviation GAP Holdco, LLC	DE	100%	by Guggenheim Aviation Partners, LLC
Guggenheim Aviation GM Holdco, LLC	DE	100%	by Guggenheim Manager, Inc.
Guggenheim Aviation GP Holdco, LLC	DE	100%	by Guggenheim Partners, LLC
Guggenheim Aviation Investment Fund II, LP	DE	0%	Mgmt. by Guggenheim Aviation Services II, LLP
Guggenheim Aviation Offshore Investment Fund II, L.P.	CYM	0%	Mgmt. by Guggenheim Aviation Services II, Ltd.

Name	Jurisdiction	Percent of Voting Securities Owned
Guggenheim Aviation Partners Limited	GBR	100%	by Guggenheim Capital, LLC
Guggenheim Aviation Partners, LLC	DE	59.5%	by Guggenheim Aviation GP Holdco, LLC
Guggenheim Aviation Services II, LLP	DE	39.5%	by Guggenheim Aviation GP Holdco, LLC
Guggenheim Aviation Services II, Ltd.	CYM	100%	by Guggenheim Capital, LLC
Guggenheim Aviation Services, Ltd.	CYM	100%	by Guggenheim Capital, LLC
Guggenheim Capital Enterprises, LLC	DE	99.5%	by Guggenheim Capital, LLC
Guggenheim Capital International, Ltd.	CYM	100%	by GC Parent Holdings, LLC
Guggenheim Capital Management (Asia) Private Limited	IND	99%	by Guggenheim Partners Mauritius II, Ltd.
Guggenheim Capital, LLC	DE	41%	by SAGE Assets, Inc.
Guggenheim Commercial Real Estate Finance, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Concinnity Funds	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Concinnity Strategy Funds	DE	0%	Mgmt. by Guggenheim Partners, LLC
Guggenheim Corporate Funding, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Credit Services, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Development Partners, Inc.	DE	100%	by GC Parent Holdings, LLC
Guggenheim Digital Media, LLC	DE	100%	by GI Holdco II LLC
Guggenheim Disbursement Agent, LLC	DE	100%	by Guggenheim Services, LLC
Guggenheim Distributors, LLC	KS	100%	by Rydex Holdings, LLC
Guggenheim Energy Advisors, LLC	DE	50%	by GP Energy Partners, LLC; Mgmt. by GP Energy Partners, LLC
Guggenheim Energy LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Energy Opportunities Fund, LP	DE	0%	Mgmt. by Guggenheim Energy LLC
Guggenheim Energy Opportunities Leveraged Fund, LP	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Enhanced Income Fund, LLC	DE	0%	Mgmt. by GPIM Holdings VI, LLC
Guggenheim Franklin Park Management, LLC	DE	100%	by GGIC, Ltd.
Guggenheim Fund Solutions, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Funding (Cayman) Ltd.	CYM	100%	by Guggenheim Capital, LLC
Guggenheim Funds Distributors, LLC	DE	100%	by Guggenheim Funds Services, LLC
Guggenheim Funds Investment Advisors, LLC	DE	100%	by Guggenheim Funds Services, LLC
Guggenheim Funds Services Holdings, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Funds Services, LLC	DE	100%	by Guggenheim Funds Services Holdings, LLC
Guggenheim GGT (Swiss) Gmbh	CH	100%	by Guggenheim Global Trading, LLC
Guggenheim Global Investments Public Limited Company	IRL	100%	by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Global Trading, LLC	DE	99.5%	by Guggenheim Manager Holdco, LLC
Guggenheim Golf Properties Investor, LLC	DE	99.5%	by GC Parent Holdings, LLC
Guggenheim High Yield Plus Funds	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Holdings, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Insurance Holdco, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Insurance Services, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC
Guggenheim International, LLC	DE	100%	by Guggenheim Corporate Funding, LLC
Guggenheim Investment Advisors (Europe) Limited	GBR	100%	by GIA Europe Holdings, Ltd.
Guggenheim Investment Advisors (Hong Kong) Limited	HKG	100%	by GIA Asia Holdings, Ltd.
Guggenheim Investment Advisors, LLC	DE	100%	by GWM Holdco, LLC
Guggenheim Investment Advisory Solutions, LLC	DE	100%	by GPFT Holdco, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Guggenheim Investor Services, LLC	DE	100%	by GWM Holdco, LLC
Guggenheim Investors Fund LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim IQ Equity Funds	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Knights of Security, LLC	DE	100%	by Guggenheim Partners, LLC
Guggenheim Life and Annuity Company	DE	100%	by GLAC Holdings, LLC
Guggenheim Loan Agent, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Loan Services Company, Inc.	CA	100%	by Guggenheim Loan Services Company, LLC
Guggenheim Loan Services Company, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Management, LLC	DE	100%	by Guggenheim Alternative Asset Management, LLC
Guggenheim Manager Holdco, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Manager, Inc.	DE	100%	by Guggenheim Capital, LLC
Guggenheim Media, LLC	DE	100%	by GI Holdco II LLC
Guggenheim Merchant Manager, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Mortgage Capital, LLC	DE	80%	by Liberty Hampshire Holdings, LLC
Guggenheim Nicklaus Partners, LLC	DE	70%	by GC Parent Holdings, LLC
Guggenheim Opportunities Investors III, LLC	DE	100%	by Guggenheim Capital, LLC
Guggenheim Partners Advisory Company	SD	100%	by Guggenheim Partners, LLC
Guggenheim Partners Covered Call Fund GP, L.L.C.	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Partners Covered Call Fund, L.P.	DE	0%	Mgmt. by Guggenheim Partners Covered Call Fund GP, L.L.C.
Guggenheim Partners Europe Limited	IRL	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Partners India GP, LLC	DE	67%	by Guggenheim Partners India Holdings, LLC
Guggenheim Partners India Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Partners India Limited (Cayman)	CYM	100%	by Guggenheim Partners India Holdings, LLC
Guggenheim Partners India Management, LLC	DE	100%	by Guggenheim Partners India Holdings, LLC
Guggenheim Partners Investment Management Holdings, LLC	DE	99.5%	by GI Holdco LLC
Guggenheim Partners Investment Management, LLC	DE	99.5%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Partners London Premises Limited	UK	100%	by Guggenheim Capital, LLC
Guggenheim Partners Mauritius I, Ltd.	MUS	100%	by Guggenheim Partners India Limited (Cayman)
Guggenheim Partners Mauritius II, Ltd.	MUS	100%	by Guggenheim Partners Mauritius I, Ltd.
Guggenheim Partners Opportunistic Investment Grade Securities Funds	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Partners, LLC	DE	100%	by Guggenheim Capital, LLC
Guggenheim Payroll Agent, LLC	DE	100%	by Guggenheim Capital, LLC
Guggenheim Plus GP LLC	DE	100%	by Guggenheim Real Estate LLC
Guggenheim Plus II GP, LLC	DE	100%	by Guggenheim Real Estate LLC
Guggenheim Plus II L.P.	DE	0%	Mgmt. by Guggenheim Plus II GP, LLC
Guggenheim Plus L.P.	DE	0%	Mgmt. by Guggenheim Plus GP LLC
Guggenheim Plus Leveraged LLC	DE	100%	by Guggenheim Plus L.P.; Mgmt. by Guggenheim Trust Company LLC
Guggenheim Plus Mezzanine Finance L.P.	DE	91%	by Guggenheim Plus L.P.; Mgmt. by GRES GP LLC/Guggenheim Trust Company LLC
Guggenheim PLUS Strategic Funding Member, Inc.	DE	100%	by Guggenheim Real Estate LLC
Guggenheim Portfolio Management (India) Private Limited	IND	49.9%	by Guggenheim Partners Mauritius II, Ltd.
Guggenheim Premises I, LLC	DE	100%	by Guggenheim Capital, LLC
Guggenheim Private Debt Funds	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Guggenheim Private Family Network, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Proprietary Investor investment entities	CYM	100%	by GC Deferred Compensation Offshore, Ltd.
Guggenheim Real Estate International Fund L.P.	CYM	0%	Mgmt. by GREI GP LLC
Guggenheim Real Estate Investment Trust	MA	100%	by Guggenheim Trust Company LLC
Guggenheim Real Estate LLC	DE	99.5%	by GPFT Holdco, LLC
Guggenheim Real Estate Partners L.P.	DE	94.9%	by GPFT Holdco, LLC
Guggenheim Real Estate Services Inc.	DE	100%	by Guggenheim Real Estate LLC
Guggenheim Receivable Financing, LLC	DE	100%	by Guggenheim Services, LLC
Guggenheim Reinsurance Holdings, LLC	DE	100%	by GPBLK, Inc.
Guggenheim Retail Real Estate Partners, Inc.	DE	100%	by GC Parent Holdings, LLC
Guggenheim SBC Holdings, LLC	DE	0%	Mgmt. by Guggenheim Knights of Security, LLC
Guggenheim Securities Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Securities, LLC	DE	100%	by Links Holdings LLC
Guggenheim Services, LLC	DE	99.5%	by Guggenheim Capital, LLC
Guggenheim Specialized Products, LLC	DE	100%	by Security Investors, LLC
Guggenheim Stella Multi-Strategy Fund, LP	DE	100%	by Guggenheim Strategic Fund Management, LLC
Guggenheim Strategic Fund Management, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Strategy Funds	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Technology Ventures I, L.P.	DE	0%	Mgmt. by GTVI Partners, LLC
Guggenheim Transparent Value, LLC	DE	63.8%	by GPFT Holdco, LLC
Guggenheim Treasury Services (Europe) Limited	GBR	100%	by Liberty Hampshire International Limited
Guggenheim Treasury Services Corporation (N.Y.)	DE	100%	by The Liberty Hampshire Company, LLC
Guggenheim Treasury Services, LLC	DE	100%	by Liberty Hampshire Holdings, LLC
Guggenheim Trust Assets, LLC	DE	100%	by Guggenheim Securities, LLC
Guggenheim Trust Company LLC	SD	99.5%	by Guggenheim Partners, LLC
Guggenheim Venture Partners, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Wealth Services, LLC	DE	100%	by GWM Holdco, LLC
Guggenheim-meZocliq Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim-Nicklaus Fund I, Ltd.	FL	89.5%	by Guggenheim Golf Properties Investor, LLC
GW Ocean, LLC	DE	50%	by Guggenheim Partners Investment Mgmt., LLC
GWM Holdco, LLC	DE	99.5%	by Guggenheim Partners, LLC
HB property holding entities	DE	100%	by Retail Investors III, LLC
Heights 2, LLC d/b/a WSGEV Holdings, LP	DE	100%	by Compatriot Capital, Inc.
Herakles Investments, Inc.	DE	100%	by Consolidated Investment Services, Inc.
HHEP-DirecPath, LP	DE	25%	by Sammons Capital, Inc.
HHEP-Directional, LP	DE	24.9%	by Sammons Capital, Inc.
HHEP-Latrobe, LP	DE	24.9%	by Sammons Capital, Inc.
HHEP-Ocular	DE	24.8%	by Sammons Capital, Inc.
HHEP-SafeMed, LP	DE	20.9%	by Sammons Capital, Inc.
Highland Peak investment entities	DE	100%	by EL Funding, LLC
IDF investment entities	DE	100%	by Security Benefit Life Insurance Company
IDF investment entities	DE	100%	by EquiTrust Life Insurance Company
IDF investment entities	DE	100%	by Guggenheim Life and Annuity Company
IIP Bridge Investors, LLC	DE	100%	by GPFT Holdco, LLC
Infrastructure India Plc	DE	100%	by Franklin Park (Cyprus) Limited
Internet Radio Funding, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
IPEX LLC	DE	100%	by Generation Financial Group, LLC
IPEX Services, LLC	DE	100%	by Generation Financial Group, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Iron Hill CLO Limited	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Jasmine Asset Funding Limited	CYM	100%	by The Liberty Hampshire Company, LLC
Java Acquisition Company property holding entities	DE	100%	by Guggenheim Retail Real Estate Partners, Inc.
JHCCI Leasing LLC	DE	50%	by Compatriot Capital, Inc.
JLB 2728 Cedar Springs, LP	TX	30%	by JLB Partners LLC
		70%	by Compatriot Capital, Inc.
JLB BUILDERS LLC	TX	100%	by JLB Partners LLC
JLB McLean LLC	TX	30%	by JLB Partners LLC
		40.9%	by Compatriot Capital, Inc.
JLB Partners LLC	DE	30%	by Compatriot Capital, Inc.
JLB Peachtree LLC	TX	10%	by JLB Partners LLC
		70%	by Compatriot Capital, Inc.
JLB REALTY LLC	TX	100%	by JLB Partners LLC
JLB RESIDENTIAL LLC	TX	100%	by JLB Partners LLC
JLx3, LLC	DE	22.2%	by Guggenheim Partners, LLC
KDC Holdings, LLC	DE	50%	by E2M/SRC Investment Company, LLC
Kemps Landing Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Kennecott Funding Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
King Tech Holdings Ltd.	CYM	100%	by GGIC KTI Holdings, Ltd.
King Tech International, Ltd.	CYM	100%	by King Tech Holdings Ltd.
Kitts Hill Funding A, LLC	DE	100%	by LSFCA A, LLC
Kitts Hill Funding B, LLC	DE	100%	by LSFCA B, LLC
Kitts Hill Funding C, LLC	DE	100%	by LSFCA C, LLC
KLD Funding, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Lamberton Funding, LLC	DE	100%	by Lavallette Insurance Agency, LLC
Lavallette Insurance Agency, LLC	DE	100%	by EquiTrust Life Insurance Company
LCLF investment entities	DE	100%	by Corporate Funding V, LLC
Legacy (Cayman) Ltd.	CYM	100%	by Legacy Capital Company, LLC
Legacy Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Lexington Parker (Cayman) Ltd.	CYM	100%	by Lexington Parker Capital Company, L.L.C.
Lexington Parker Capital Company, L.L.C.	DE	100%	by The Liberty Hampshire Company, LLC
Liberty Hampshire Holdings, LLC	DE	99.5%	by Guggenheim Capital, LLC
Liberty Hampshire International Limited	CYM	100%	by The Liberty Hampshire Company, LLC
Links Holdings LLC	DE	99.5%	by Guggenheim Partners, LLC
Links Holdings, Inc.	DE	100%	by Guggenheim Partners, LLC
Lionel Holdings, LLC	DE	0%	Mgmt. by Guggenheim Corporate Funding, LLC
Longhorn Trail Ranch II, Ltd.	TX	40%	by Compatriot Capital, Inc.
LSFCA A, LLC	DE	100%	by AF V, LLC
LSFCA B, LLC	DE	100%	by AF VI, LLC
LSFCA C, LLC	DE	100%	by AF VII, LLC
Magma WCFF II Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Mexcolift Servicios de Personnel S. de R.L. de C.V.	MEX	99%	by Controladora Briggs de Mexico S. de R.L. de C.V.
		1%	by Briggs Equipment Mexico, Inc.
MF Master Seed Co., LLC	DE	100%	by SBC Funding, LLC
MF Seed Co., LLC	DE	100%	by MF Master Seed Co., LLC
Midland National Life Insurance Company	IA	100%	by Sammons Financial Group, Inc.
Midland National Services Corporation, LLC	DE	100%	by Midland National Life Insurance Company
Minerva Funding LLC	DE	100%	by Guggenheim Life and Annuity Company

Name	Jurisdiction	Percent of Voting Securities Owned
Minerva Holdings Ltd.	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Minerva Holdings, LLC	DE	0%	Mgmt. by Guggenheim Corporate Funding, LLC
Minutemen Park Cayman Limited	CYM	0%	Mgmt. by Guggenheim Partners, LLC
MNL Reinsurance Company	IA	100%	by Midland National Life Insurance Company
Montacargas Yale, de Mexico S.A. de C.V.	MEX	99%	by Briggs Equipment, Inc.
		1%	by Briggs Equipment Mexico, Inc.
Monterra investment entities	DE	100%	by EL Funding, LLC
Moore's Creek Capital Corporation	DE	100%	by The Liberty Hampshire Company, LLC
N318MM, LLC	KS	50%	by Security Benefit Corporation
NC property holding entities	DE	100%	by Retail Investors III, LLC
Nominee Holding Company, LLC	DE	100%	by GPFT Holdco, LLC
North American Company for Life and Health Insurance	IA	100%	by Sammons Financial Group, Inc.
Note Funding II, LLC	KS	100%	by Security Benefit Corporation
Note Funding III, LLC	KS	100%	by Security Benefit Corporation
Note Funding MP II, LLC	KS	100%	by Security Benefit Corporation
Note Funding MP III, LLC	KS	100%	by Security Benefit Corporation
Note Funding MP, LLC	KS	100%	by Security Benefit Corporation
Note Funding, LLC	KS	100%	by Security Benefit Corporation
NZC Guggenheim Funds	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
NZCG Funding	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Optimus Funding Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Orpheus Funding, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Orpheus Holdings, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Otter, Inc.	OK	100%	by Sammons Power Development, Inc.
Paragon GBM Investco, LLC	DE	100%	by Paragon Life Insurance Company of Indiana
Paragon Life Insurance Company of Indiana	IN	100%	by PLIC Holdings, LLC
Parkway Mortgage, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Pathfinder Renewable Wind Energy, LLC	WY	35.3%	by Sammons Power Development, Inc.
PH Capital, LLC	DE	100%	by PLIC Holdings, LLC
Picton S.à r.l.	LUX	99.6%	by The Liberty Hampshire Company, LLC
Pilar Holdings, LLC	FL	88.4%	by GC Pilar Golf Investment, LLC
Pillar Capital Finance, LLC	DE	100%	by Pillar Financial, LLC
Pillar Financial, LLC	DE	24.2%	by GPFT Holdco, LLC; Mgmt. by GPFT Holdco, LLC
Pillar Multifamily, LLC	DE	100%	by Pillar Financial, LLC
PLIC Holdings, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC
Property Disposition, Inc.	DE	100%	by Sammons Financial Group, Inc.
Relationship Funding (Cayman) Ltd.	CYM	100%	by The Liberty Hampshire Company, LLC
Relationship Funding Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Retail Investors I, LLC	DE	49%	by Stonefire Investors, LLC
		51%	by Stonebridge Investors I, LLC
Retail Investors II, LLC	DE	99.5%	by Stonefire Investors, LLC; Mgmt. by Stonebridge Investors II, LLC
Retail Investors III, LLC	DE	0%	Mgmt. by Stonebridge Investors II, LLC
RHDFJ Partners, LP	TX	50%	by JLB Partners LLC
		50%	Compatriot Capital, Inc.
Ridgefield Funding Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Rydex Fund Services, LLC	KS	100%	by Rydex Holdings, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Rydex Holdings, LLC	KS	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Saganaw Insurance Agency, LLC	DE	100%	by Guggenheim Life and Annuity Company
SAGE Assets, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
SAILES 2, LLC	DE	100%	by SAILES 2-0, LLC
SAILES 2-0, LLC	DE	100%	by Security Benefit Life Insurance Company
Sammons BW, Inc.	DE	100%	by Sammons Distribution Holdings, Inc.
Sammons Capital, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
Sammons Corporation	DE	100%	by Consolidated Investment Services, Inc.
Sammons Distribution Holdings, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Sammons Enterprises, Inc.	DE	100%	by Sammons Enterprises, Inc. ESOT
Sammons Equity Alliance, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Sammons Financial Group, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Sammons Financial Network, LLC	DE	100%	by Sammons Securities, Inc.
Sammons Power Development, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
Sammons Retirement Solutions, Inc.	DE	100%	by Sammons Financial Group, Inc.
Sammons Securities Company, LLC	DE	67.2%	by Sammons Securities, Inc.
Sammons Securities, Inc.	DE	100%	by Sammons Financial Group, Inc.
Sands Point Funding Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Sandy Point Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Saratoga Springs Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Saulsbury Funding, LLC	DE	100%	by Searcy Insurance Agency, LLC
SB Carco Holdings, LLC	KS	100%	by Security Benefit Corporation
SB Carco, LLC	KS	100%	by SB Carco Holdings, LLC
SB Custody, LLC	DE	100%	by Guggenheim SBC Holdings, LLC
SB Private Investments, LLC	DE	100%	by Guggenheim SBC Holdings, LLC
SB I property holding entities	DE	100%	by Retail Investors I, LLC
SB II property holding entities	DE	100%	by Retail Investors II, LLC
SB III property holding entities	DE	100%	by Retail Investors III, LLC
SBC Funding, LLC	KS	100%	by Security Benefit Corporation
SBTree, Inc.	DE	100%	by Guggenheim Partners, LLC
se2 Holdco, LLC	KS	100%	by Security Benefit Corporation
se2 Holdings, Inc.	KS	100%	by se2 Holdco, LLC
se2 Holdings, LLC	DE	100%	by Guggenheim SBC Holdings, LLC
se2, LLC	KS	100%	by se2 Holdings, Inc.
Searcy Insurance Agency, LLC	DE	100%	by EquiTrust Life Insurance Company
SecBen GBM Investco, LLC	DE	100%	by Security Benefit Life Insurance Company
Security Benefit Academy, Inc.	KS	100%	by Security Benefit Corporation
Security Benefit Asset Management Holdings, LLC	KS	100%	by GI Holdco II LLC
Security Benefit Corporation	KS	100%	by Guggenheim SBC Holdings, LLC
Security Benefit Life Insurance Company	KS	100%	by Security Benefit Corporation
Security Distributors, Inc.	KS	100%	by Security Benefit Life Insurance Company
Security Financial Resources, Inc.	KS	100%	by Security Benefit Corporation
Security Investors, LLC	KS	100%	by Rydex Holdings, LLC
Sentry Funding, LLC	DE	100%	by Saganaw Insurance Agency, LLC
SFVII GP, LLC	DE	100%	by Guggenheim Fund Solutions, LLC
SIA Funding, LLC	DE	100%	by Saganaw Insurance Agency, LLC
Ski Partners II, LLC	DE	32.8%	by Compatriot Capital, Inc.
Ski Partners, LLC	DE	32.7%	by Compatriot Capital, Inc.

Name	Jurisdiction	Percent of Voting Securities Owned
SL Funding, LLC	DE	100%	by Guggenheim SBC Holdings, LLC
SLBCA Holding LLC	DE	90%	by Compatriot Capital, Inc.
		10%	by Village Green Holding LLC
SLF II-McCarty Investors II, LP	TX	69.5%	Compatriot Capital, Inc.
SLF II-McCarty Investors, LP	TX	22%	by Compatriot Capital, Inc.
Solberg Reinsurance Company	IA	100%	by Midland National Life Insurance Company
Soo Line Building City Apartments LLC	DE	85%	by SLBCA Holding LLC
South Blacktree Agency, LLC	DE	100%	by SBTree, Inc.
SRI Ventures, LLC	DE	100%	by Compatriot Capital, Inc.
Stellar Funding Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Stone Secured investment entities	DE	100%	by EL Funding, LLC
Stonebridge Investors I, LLC	DE	99.5%	by GC Parent Holdings, LLC
Stonebridge Investors II, LLC	DE	99.5%	by GC Parent Holdings, LLC
Stonefire Investors, LLC	DE	100%	by Guggenheim Life and Annuity Company
Stony Point Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
TEK Financial, LLC	DE	99.5%	by Guggenheim Partners, LLC
Terrabyte Development, LLC	DE	100%	by Guggenheim Retail Real Estate Partners, Inc.
The Liberty Hampshire Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
The Liberty Hampshire Company, LLC	DE	100%	by Liberty Hampshire Holdings, LLC
The Property and Casualty Reinsurance Company of Bermuda Ltd.	BMU	100%	by Guggenheim Reinsurance Holdings, LLC
theAudience, Inc.	DE	0%	Mgmt. by SBC Funding, LLC
Thomas Creek Capital Corporation	DE	100%	by The Liberty Hampshire Company, LLC
Thomas Weisel India Opportunity Fund, LP	DE	0%	Mgmt. by Guggenheim Partners India GP, LLC
Ticknor Corner Holdings LLC	DE	100%	by Minerva Holdings, LLC
Ticknor Corner LLC	DE	100%	by Ticknor Corner Holdings LLC
TK property holding entities	DE	100%	by Retail Investors III, LLC
Tocqueville Capital Company B.V.	DE	100%	by The Liberty Hampshire Company, LLC
Toledo-MNG, LLC	DE	90.6%	by GC Pilar Golf Investment, LLC
Toledo-SLS, LLC	DE	90.6%	by GC Pilar Golf Investment, LLC
Tomorrow, LLC	DE	100%	by Guggenheim Life and Annuity Company
Transparent Value Advisors, L.L.C.	DE	100%	by Transparent Value, L.L.C.
Transparent Value Private Limited	IND	100%	by Transparent Value, L.L.C.
Transparent Value, L.L.C.	DE	100%	by Guggenheim Transparent Value, LLC
Trigger Investco, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
UBSFC, LLC	DE	100%	by The Liberty Hampshire Company, LLC
UQ 720 Partners, LP	DE	95%	by Compatriot Capital, Inc.
Valcour Bay Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Venice GSTF I, LLC	DE	100%	by Guggenheim Life and Annuity Company
VGH St. Louis LLC	DE	100%	by Village Green Holding LLC
Village Green Communications LLC	DE	100%	by Village Green Holding LLC
Village Green Construction LLC	DE	100%	by Village Green Holding LLC
Village Green Development Holding LLC	DE	100%	by Village Green Holding LLC
Village Green Holding LLC	DE	50%	by Compatriot Capital, Inc.
Village Green Management Company LLC	DE	100%	by Village Green Holding LLC
V-Suites LLC	DE	100%	by Village Green Holding LLC
White Plains Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Wind Investors I, LLC	DE	100%	by GFP Wind Holdings, LLC
XONM 2012, Inc.	DE	100%	by XONM LLC

Name	Jurisdiction	Percent of Voting Securities Owned
XONM Capital LLC	DE	100%	by XONM LLC
XONM Funding LLC	DE	100%	by XONM Capital LLC
XONM LLC	DE	100%	by Guggenheim Mortgage Capital, LLC

First Security Benefit Life Insurance and Annuity Company of New York is also the depositor of the following separate accounts:  Variable Annuity Account A and Variable Annuity Account B.

Item 27.                      Number of Contract Owners

As of February 28, 2014, there were 9 owners of the Qualified Contract and 270 owners of the Non-Qualified Contract issued under the Separate Account.

Item 28.                      Indemnification

Article IX, Section 1(a) of the By-laws of First Security Benefit Life Insurance and Annuity Company of New York includes the following provision:

The Corporation shall indemnify to the fullest extent now or hereafter provided for or permitted by law each person involved in, or made or threatened to be made a party to, any action suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the Corporation or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the Corporation, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the Corporation, or (ii) is or was serving, at the request of the Corporation, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as  a result of or in connection with any Proceeding, except as provided in Subsection (b) below.

Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)
The principal underwriter for the Registrant is T. Rowe Price Investment Services, Inc. (“Investment Services”). Investment Services acts as the principal underwriter for the T. Rowe Price family of mutual funds, including the following investment companies:

T. ROWE PRICE EQUITY FUNDS

Growth Stock
Equity Income
Mid-Cap Growth
Equity Index 500
Value
Blue Chip Growth
Capital Appreciation
Mid-Cap Value
New Horizons
Small-Cap Value
Small-Cap Stock
New Era
Institutional Large-Cap Growth
Balanced
Health Sciences
Science & Technology
Real Estate
New America Growth
Real Assets
Dividend Growth

Institutional Mid-Cap Equity Growth
Media & Telecommunication
Personal Strategy Balanced
Personal Strategy Growth
Growth & Income
Personal Strategy Income
Institutional Large-Cap Value
Institutional Small-Cap Stock
Total Equity Market Index
Global Technology
Inst. U.S. Structured Research
Extended Equity Market Index
Capital Opportunity
Institutional Large-Cap Core Growth
Financial Services
Diversified Small-Cap Growth
Diversified Mid-Cap Growth
Tax-Efficient Equity
U.S. Large-Cap Core

T. ROWE PRICE INTERNATIONAL FUNDS

International Stock
Emerging Markets Stock
International Bond
International Growth & Income
New Asia
Overseas Stock Fund
Emerging Markets Bond
International Discovery
Latin America
Institutional Emerging Markets Equity
European Stock
Global Stock
Emerging Europe
International Equity Index
Emerging Markets Corporate Bond

Institutional Emerging Markets Bond
Japan Fund
Institutional Global Equity
Institutional International Bond
Africa & Middle East
Institutional Africa & Middle East
Institutional International Growth Equity
Institutional International Core Equity
Global Large-Cap Stock
Institutional Global Large-Cap Equity
Global Real Estate
Global Infrastructure
Emerging Markets Local Currency Bond
Institutional Concentrated International Equity

T ROWE PRICE TAXABLE FUNDS

New Income High Yield Short-Term Bond Inflation Focused Bond Institutional High Yield Institutional Floating Rate	GNMA U.S. Bond Enhanced Index Corporate Income U.S. Treasury Intermediate Inflation Protected Bond U.S. Treasury Long-Term	Strategic Income Institutional Core Plus Floating Rate Fund Ultra Short-Term Bond

T. ROWE PRICE NONTAXABLE FUNDS

Tax-Free Income Maryland Tax-Free Bond Tax-Free High Yield Tax-Free Short Intermediate Virginia Tax-Free Bond	New York Tax-Free Bond California Tax-Free Bond New Jersey Tax-Free Bond Maryland Short-Term Tax-Free Bond Georgia Tax-Free Bond

T. ROWE PRICE MONEY FUNDS

Prime Reserve U.S. Treasury Money Tax-Exempt Money	Maryland Tax-Free Money Market New York Tax-Free Money California Tax-Free Money

T. ROWE PRICE SUMMIT FUNDS

Summit Cash Reserves Summit Municipal Intermediate Summit Municipal Income	Summit Municipal Money Market Summit GNMA

T. ROWE PRICE SPECTRUM FUNDS

Spectrum Income
Spectrum Growth
Spectrum International

T. ROWE PRICE VARIABLE ANNUITY

Equity Income Portfolio Mid-Cap Growth Portfolio International Stock Portfolio Blue Chip Growth Portfolio Limited-Term Bond Portfolio	Personal Strategy Balanced Portfolio New America Growth Portfolio Health Sciences Portfolio Prime Reserve Portfolio Equity Index 500 Portfolio

T. ROWE PRICE RESERVE FUNDS

T. Rowe Price Reserve Investment Fund
T. Rowe Price Government Reserve Investment Fund
T. Rowe Price Short-Term Reserve Investment Fund

T. ROWE PRICE RETIREMENT FUNDS

Retirement 2020 Retirement 2030 Retirement 2040 Retirement 2025	Retirement 2015 Retirement 2010 Retirement 2035 Retirement Income	Retirement 2045 Retirement 2050 Retirement 2005 Retirement 2055

Investment Services is a wholly owned subsidiary of T. Rowe Price Associates, Inc., is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc.  Investment Services has been formed for the limited purpose of distributing the shares of the Price Funds and will not engage in the general securities business.

Investment Services will not receive any commissions or other compensation for acting as principal underwriter.

(b)	The address of each of the directors and officers of Investment Services listed below is 100 East Pratt Street, Baltimore, Maryland 21202.

Name	Position with Underwriter
Edward C. Bernard	Chairman of the Board, Director, and President
Scott B. David	Director and Vice President
Stephanie P. Mumford	Chief Compliance Officer and Vice President
David Oestreicher	Director, Vice President, and Secretary
William W. Strickland, Jr.	Director and Vice President
Constante R. Abaya	Vice President
Cheryl L. Armitage	Vice President
Steven J. Banks	Vice President
Cheri M. Belski	Vice President
Bryan Keith Blackmon	Vice President
Darrell N. Braman	Vice President
Michael D. Brinegar	Vice President
Martin P. Brown	Vice President
Margo B. Bryant	Vice President
Sheila P. Callahan	Vice President
Meredith C. Callanan	Vice President
Christopher E. Carpenter	Vice President
Laura H. Chasney	Vice President
Dominick A. Cipolla	Vice President
Jerome A. Clark	Vice President
Basil Clarke	Vice President
Kathleen M. Coates	Vice President
Colleen S. Councell	Vice President
Anne M. Coveney	Vice President
Mark Cover	Vice President
Christina P. Cragg	Vice President
Keith M. Crouse	Vice President
Joseph A. Crumbling	Vice President
Benjamin P. DeFelice	Vice President
Peter A. DeLibro	Vice President
Lauren D. DeLuca	Vice President
Sanjeev K. Dev	Vice President
Timothy S. Dignan	Treasurer and Vice President
Cynthia L. Dougaree	Vice President
Jean M. Dunn	Vice President
Heather C. Dzielak	Vice President
David J. Eikenberg	Vice President
Dennis J. Elliott	Vice President
James P. Erceg	Vice President
Richard A. Fernandez	Vice President
Andrew Fluet	Vice President

Name	Position with Underwriter
Gina Lea Franke	Vice President
Christopher M. Gaeng	Vice President
Thomas A. Gannon	Vice President
Michele J. Giangrande	Vice President
John R. Gilner	Vice President
Andrew C. Goeller	Vice President
Ernesto Gordon, Jr.	Vice President
Jason L. Gounaris	Vice President
Leah B. Greenstein	Vice President
Seth Gusman	Vice President
Brian L. Habas	Vice President
John Halaby	Vice President
Douglas E. Harrison	Vice President
Philip E. Hauser	Vice President
Jeffrey J. Hill	Vice President
Keller L. Hoak	Vice President
Christopher J. Hufman	Vice President
Karen J. Igler	Vice President
Daniel M. Jarrett	Vice President
Audra M. Jones	Vice President
Heidi C. Kaney	Vice President
Thomas E. Kazmierczak, Jr.	Vice President
Jonathan Keeler	Vice President
Jeffrey A. Krawczak	Vice President
Michael J. Kubik	Vice President
Andrew V. Kyle	Vice President
Steven A. Larson	Vice President
Keith W. Lewis	Vice President
Jane E. Maccubbin	Vice President
Karen M. Magness	Vice President
Michael A. McKenna	Vice President
Sebastian J. Mitchell	Vice President
Daniella Moiseyev-Cunniffe	Vice President
Thomas R. Morelli	Vice President
Dana P. Morgan	Vice President
Amy B. Murphy	Vice President
T. Michael Murphy	Vice President
Paul Musante	Vice President
Kevin M. O’Brien	Vice President
Barbara A. O’Connor	Controller and Vice President
Anna T. Onishi	Vice President
Wayne Park	Vice President
Glenn A. Pendleton	Vice President
David B. Petty	Vice President
John E. Pflieger	Vice President
Gregory L. Phillips	Vice President
Fran M. Pollack-Matz	Vice President

Name	Position with Underwriter
Brian R. Poole	Vice President
Naomi S. Proshan	Vice President
Seamus A. Ray	Vice President
Margaret H. Raymond	Vice President
Michael D. Regulski	Vice President
Jennifer L. Richardson	Vice President
George D. Riedel	Vice President
Mark B. Ruhe	Vice President
Megan Keyser Rumney	Vice President
Kevin C. Savage	Vice President
Christie C. Savio	Vice President
Dorothy C. Sawyer	Vice President
Jason M. Scarborough	Vice President
Mark A. Scarborough	Vice President
Ann R. Schultz	Vice President
Deborah D. Seidel	Vice President
Robert A. Seidel	Vice President
Karen M. Sheehan	Vice President
Nicholas A. Sheppard	Vice President
Scott L. Sherman	Vice President
Jae M. Shin	Vice President
Donna B. Singer	Vice President
Carole Hofmeister Smith	Vice President
Ian M. Smith	Vice President
Craig J. St. Thomas	Vice President
Stephanie S. Stearman	Vice President
Sandra L. Stinson	Vice President
Scott Such	Vice President
Christopher J. Theall	Vice President
John M. Townsend	Vice President
Alan P. Valenca	Vice President
Adam J. Varga	Vice President
Eric P. Wagner	Vice President
John H. Wallick	Vice President
Douglas A. Weaver	Vice President
William R. Weker, Jr.	Vice President
Donald J. Weldon, Jr.	Vice President
Lois A. Welsh	Vice President
Mary Ellen Whiteman	Vice President
Natalie C. Widdowson	Vice President
Barrett Wragg	Vice President
Lea B. Wray	Vice President
James Zurad	Vice President

(c)	Not applicable

Item 30.                      Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by First Security Benefit Life Insurance and Annuity Company of New York at its home office—800 Westchester Avenue, Suite 641N., Rye Brook, New York 10573 and at its administrative office—Security Benefit Corporation, One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31.                      Management Services

All management contracts are discussed in Part A or Part B.

Item 32.                      Undertakings

(a)
Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Contract may be accepted.

(b)	Registrant undertakes that it will provide, as part of the Application Kit, a box for the applicant to check if he or she wishes to receive a copy of the Statement of Additional Information.

(c)
Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to First Security Benefit Life Insurance and Annuity Company of New York at the address or phone number listed in the prospectus.

(d)
First Security Benefit Life Insurance and Annuity Company of New York represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Security Benefit Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 30th day of April 2014.

FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(The Depositor)

T. ROWE PRICE VARIABLE ANNUITY ACCOUNT OF FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(The Registrant)

By: *
Michael P. Kiley, Director and Chief Executive Officer

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 30, 2014.

SIGNATURES AND TITLES

By:	*
Michael P. Kiley, Chief Executive Officer and Director

By:	*
Barry G. Ward, Vice President, Chief Financial Officer, Chief Risk Officer, Treasurer, and Director (chief accounting officer)

By:	*
John F. Guyot, Vice President, General Counsel, Secretary, and Director

By:	*
Anthony D. Minella, Vice President, Chief Investment Officer, and Director

By:	*
Roger S. Offermann, Vice President, Lead Actuary and Director

By:	*
Douglas G. Wolff, Director

By:	*
Katherine P. White, Director

*By:	CHRIS SWICKARD
Chris Swickard, as Attorney-in-Fact

EXHIBIT INDEX

(10)	Consent of Independent Registered Public Accounting Firm